UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09121

JNL Variable Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredrick Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

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ANNUAL REPORT

December 31, 2016

• JNL® Series Trust

• Sub-Advised Funds

• JNL Variable Fund LLC

This report is for the general information of qualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisory, Perspective Advisors IISM, Perspective L Series, Perspective Rewards®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies Variable Annuity®, Fifth Third Perspective, Retirement Latitudes®, Elite Access®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), Perspective Investor VUL (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

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JNL Variable Fund LLC

December 31, 2016

President’s Letter

Dear Investor,

Enclosed is the annual report for the JNL Variable Fund LLC ("JNL Variable Fund") for the year ended December 31, 2016, together with Management’s Discussion of Fund Performance for each of the Funds.

Looking at the final results for 2016, it seemed liked a pretty solid year. Most major indices ended the year in positive territory, with the broader U.S. equity market up double-digits and small-cap stocks surging during the last month and a half of the year to finish more than 20% higher. Not to be outdone, the investment grade U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, delivered a more than respectable return of 2.65% overall, with high-yield bonds shaking off a rocky start to the year to rise 17.13% for the year, as measured by the Bloomberg Barclay’s U.S. Corporate High Yield Index. While international developed markets were up a relatively lackluster 1.00%, emerging market equities produced double-digit gains as measured by the MSCI EAFE Index and MSCI Emerging Markets Index, respectively.

Those pleasing annual results, however, masked what was actually a challenging environment of sudden reversals and market shocks throughout 2016, with shifts in sentiment and returns. The year began with the unexpected devaluation of the Chinese Yuan, continued decline in oil prices and concerns of weak economic growth that sent stocks down more than 10% to start the year before soothing words from the U.S. Federal Reserve (“Fed”) sparked a sharp recovery by the end of the first quarter. A rally then ensued, especially in fixed income markets, before the jolt of Brexit—the UK vote to leave the European Union—at the end of June rattled markets once more, though only briefly. Negative interest rates from global central banks, fears of renewed Fed rate hikes, U.S. Dollar strength, China weakness and tepid global economic growth all seemed to move markets up and down leading up to the election of Donald Trump in November. Whether the election results were a surprise or not, the market reaction certainly was unexpected as investors embraced the promise of less regulation, tax reform, and potential infrastructure spending to send stocks soaring and bonds plummeting as yields on 10-year U.S. Treasuries rose more than 50 basis points within a matter of weeks on fears of “reflationary” factors and potentially greater government debt.

The markets in 2016 reminded investors of the need for diversification and maintaining investment discipline. Expectations, outlooks, and allocations that looked like sure things at one point in time were turned on their heads as quickly as the next quarter, causing potential pitfalls for investors prone to chase short-term performance. The dispersion of returns within and between market capitalizations, investment styles and asset classes widened in 2016. Large-cap value stocks, as represented by the Russell 1000 Value Index, outperformed large-cap growth stocks, as represented by the Russell 1000 Growth Index, for the first time in years, and by the significant margin of 17.34% to 7.08%,respectively.

Yes, diversification offers investors the opportunity to participate in what’s working in the markets, but that’s not its primary function. Diversification means not having all of one’s eggs, or most of one’s eggs, in a basket that’s just been knocked off the table. It’s a prudent, long-term framework for building wealth steadily over time to smooth over the turmoil and turbulence of periods like 2016, with an investor only needing to keep their eye on the end goal and not the potentially stomach-churning roller coaster ride along the way. It’s not glamourous. Few people can boast of the benefits of diversification with gaudy yearly performance numbers at cocktail parties. But it’s simple and it can get the job done.

At Jackson, we aim to provide the tools for our investors to build well diversified portfolios. We offer a wide array of Funds across asset classes and investment styles so that investors have the ability to diversify in a way that suits their personal risk tolerance and goals. We choose subadvisors with different approaches and strategies, from small boutique firms to larger household names, each unique in how they apply their investment process and view the markets in which they operate. We offer passive and actively-managed Fund options. All of these characteristics support and benefit from diversification to allow for the creation of a portfolio suited to any kind of investor.

In addition, we offer numerous alternative strategies. Alternatives delivered positive, albeit tepid, returns in 2016, and have struggled in recent years in large part owing to easing monetary policy from central banks that have allowed traditional asset classes to flourish. Alternatives, in our view, still have a role to play in investor portfolios, however. It is often the case that just when something looks like it is no longer needed is when it is needed most. In an uncertain and dynamic environment, such as security markets, we believe that the ability to be different and a little contrarian can be a helpful diversifier as well.

Looking ahead to 2017, it remains to be seen whether the initial post-election confidence and enthusiasm for the “Trumpsition” will last or if markets will shift focus to unknowns associated with the new administration. To be sure, the promise of less regulation and tax reform can be powerful tools to reignite economic growth in the U.S. Of course, the devil is in the details and much work still needs to be done to turn those promises into reality. Add to that, political uncertainty within the European Union and potential fallout from trade policy changes and the path ahead is unknown. But the future is never certain and that is why it is important for investors to focus on what they can control. In our opinion, investors would do well to consider a diverse lineup of high quality managers with the expertise and adaptability to understand the trade-off between risk and reward, likely a key driver of returns going forward.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Variable Fund LLC

JNL Variable Fund LLC Market Summary (Unaudited)

Major Indices Returns for the Year Ended December 31, 2016

Domestic Equity		Developed International Equity
S&P 500 Index	11.96%	MSCI All Country World ex-U.S. Index	4.50%
Russell 1000 Index	12.05	MSCI EAFE Index	1.00
Russell 2000 Index	21.31
Russell 3000 Index	12.74	Emerging Markets
		MSCI Emerging Markets Index	11.19%
Fixed Income
Bloomberg Barclays Global Aggregate Bond Index	2.09%	Alternative Assets
Bloomberg Barclays U.S. Aggregate Bond Index	2.65	Bloomberg Commodity Index	11.77%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	17.13	FTSE EPRA/NAREIT Developed Index	4.99

		Alternative Strategy
		Wilshire Liquid Alternative Index	2.29%

Domestic Equity: It was the year of sudden reversals as exogenous shocks hit the U.S. equity market throughout 2016. The year began on a sour note with a sharp decline in risk assets owing to a free-fall in oil prices, an unexpected devaluation of the Chinese Yuan, and weakening global growth. This caused the U.S. Federal Reserve (“Fed”) to back away from its promise of four rate increases for the year, thus soothing market concerns. After a double-digit drop, U.S. equities rebounded with oil prices to recoup their losses by the end of the first quarter. This recovery was then jarred by the “Brexit” vote in the U.K. to exit the European Union, sending stocks plummeting again for several days towards the end of June. The market overcame this as well to recover once more before settling into a sluggish and flat summer of complacency before fear of a Fed rate hike roiled markets after Labor Day. Finally, the unexpected election of Donald Trump in November filled the U.S. equity market with confidence, fueling a major rally through the end of the year. Notable themes in 2016 included the return of lower correlations between sectors and stocks, mainly seen in the stunning returns of small-cap stocks, as measured by the Russell 2000 Index and value-oriented stocks significantly outperforming growth. Energy rebounded strongly from a rough start to the year to become the market leader, with financials running second almost entirely from its more than 20% post-election surge. Health care was the weakest equity sector, as the only area to post negative returns.

Fixed Income: U.S. bonds flourished for much of the year, at first as an area of perceived safety amid the brutal equity sell-off to begin the year and then alongside equities into the second quarter as Treasury yields marched towards new lows amid negative interest rates in Europe and Japan. Fears of a Fed rate hike in September caused the bond market to take a breather, especially in Treasuries and interest-rate sensitive long bonds, after Labor Day. That slowdown turned into a full blown correction after the election, rattled by the prospect of “reflation” under Trump that could lead to greater government debt and higher interest rates. Core and government bonds corrected sharply, with yields on 10-Year Treasuries rising more than 0.50% within a matter of weeks with the Bloomberg Barclays U.S. Aggregate Bond Index declining -2.98% during the fourth quarter. Core bonds still finished the year in positive territory, but well off their highs. High yield was the standout area of the fixed income market, finishing the year strongly after a poor January and February. Foreign bonds, especially emerging markets debt, again significantly underperformed in the face of the continued strength of the U.S. Dollar that reduced the value of locally priced debt securities.

Developed International Equity: International stocks generally declined more, rebounded less, and were generally weak overall in 2016 compared to their U.S. counterparts. Highlighted by the Brexit vote, developed markets struggled to overcome concerns about the rise of populist political movements amid lackluster economic growth and diminishing returns from central bank policy. A move to negative interest rates during the summer in Europe and Japan more or less backfired as it did little to stimulate growth and actually caused many people to save more and spend less. Although value oriented stocks benefitted from a rebound in financials during the fourth quarter, the broader MSCI EAFE Index gained only 1.00% for the year, absent the U.S’s post-election bounce.

Emerging Markets: Emerging market equities experienced the same choppy ride as U.S. equities in 2016, only more so, but still managed to post double-digit gains. Stocks sold off sharply to begin the year, rattled by the Chinese Yuan devaluation and free-fall in commodity prices, but bottomed earlier and rebounded more quickly and strongly than the U.S. as fears about the Chinese economy diminished. A mid-year rebound in Brazil after the impeachment of Dilma Rousseff and a recovering energy sector boosted returns further until a strong U.S. Dollar fueled by rising interest rates after the presidential election cut into performance, with emerging markets finishing the year on a sour note.

Alternative Assets: Alternative assets began 2016 with a bang, but went out with a whimper. Gold, infrastructure and real estate were all up sharply amid the equity market selloff to start the year, but rising interest rates and a strong U.S. Dollar during the fourth quarter caused all three areas to lose ground during the fourth quarter. Still, returns for the year were positive and strong overall. A mid-year stabilization in commodity prices helped that sector yield decent returns in 2016 as well.

Alternative Strategy: It was a relatively modest year for alternative investment strategies with the Wilshire Liquid Alternative Index returning 2.29%. Relative value and equity hedged strategies performed well relative to the broader index, while global macro was the laggard—dragged down by a poor second half of the year from managed futures strategies.

JNL Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital DowSM Index Fund

Composition as of December 31, 2016:
Industrials	19.7%
Information Technology	16.9
Financials	16.8
Consumer Discretionary	14.2
Health Care	12.7
Energy	7.2
Consumer Staples	6.7
Materials	2.5
Telecommunication Services	1.9
Short Term Investments	1.4
Total Investments	100.0%

For the year ended December 31, 2016, JNL/Mellon Capital Dow Index Fund underperformed its benchmark by posting a return of 15.82% for Class A shares compared to 16.50% for the Dow Jones Industrial Average. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through a combination of capital appreciation and dividend income. The Fund seeks to achieve its objective by investing in the common stocks of the thirty companies included in the Dow Jones Industrial Average (“DJIA”), with the weight of each stock in the Fund substantially corresponding to the weight of such stock in the DJIA. The thirty companies are adjusted from time to time to confirm to periodic changes to the identity and/or relative weightings in the DJIA.

Largest contributors to and detractors from the Fund’s performance: Goldman Sachs Group, Inc. (+32.9%) and UnitedHealth Group Incorporated (+36.0%) contributed 2.1% and 1.9%, respectively, to the Fund’s return while NIKE, Inc. Class B (-18.7%) and Walt Disney Company (-0.8%) detracted -0.5% and -0.1%, respectively, from the Fund’s return. Industrials (+19.5%) and financials (+24.4%) contributed 3.8% and 3.4%, respectively, to the Fund’s return while consumer discretionary (+0.4%) detracted -0.1% from the Fund’s return.

JNL/Mellon Capital Global 30 Fund

Composition as of December 31, 2016:
Energy	19.9%
Financials	18.1
Industrials	15.1
Consumer Discretionary	13.6
Consumer Staples	10.4
Health Care	10.0
Telecommunication Services	6.2
Information Technology	3.6
Utilities	2.8
Short Term Investments	0.3
Total Investments	100.0%

For the year ended December 31, 2016, JNL/Mellon Capital Global 30 Fund underperformed its benchmark by posting a return of 6.95% for Class A shares compared to 7.51% for the MSCI World Index.

The investment objective of the Fund is total return through a combination of capital appreciation and dividend income. The Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index. The Fund consists of common stocks of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in the their respective index.

Largest contributors to and detractors from the Fund’s performance: Chevron Corporation (+30.8%) and Caterpillar Inc. (+36.5%) contributed 1.4% and 1.3%, respectively, to the Fund’s performance while Man Group Plc (-43.5%) and Li & Fung Limited (-35.3%) detracted -1.6% and -1.1%, respectively, from the Fund’s return. Energy (+27.1%) and industrials (+18.1%) contributed 4.8% and 2.6%, respectively, to the Fund’s return while consumer discretionary (-6.9%) and financials (+0.9%) detracted -1.3% and -0.6%, respectively, from the Fund’s return. The U.S. (+17.9%) and China (+8.6%) contributed 6.8% and 2.0%, respectively, to the Fund’s return while UK (-2.9%) detracted -0.9% from the Fund’s return.

JNL/Mellon Capital Nasdaq® 100 Fund

Composition as of December 31, 2016:
Information Technology	56.7%
Consumer Discretionary	21.1
Health Care	11.3
Consumer Staples	6.3
Industrials	2.1
Telecommunication Services	1.2
Short Term Investments	1.3
Total Investments	100.0%

For the year ended December 31, 2016, JNL/Mellon Capital Nasdaq 100 Fund outperformed its benchmark by posting a return of 7.94% for Class A shares compared to 7.28% for the Nasdaq 100 Index.

The investment objective of the Fund is total return. The Fund seeks to achieve its objective by investing in the common stocks included in the Nasdaq 100 Index. The Fund attempts to replicate the Nasdaq 100 Index by investing substantially all of its assets in the stocks that make up the Nasdaq 100 Index. The securities are adjusted from time to time to confirm to periodic changes to the identity and/or relative weightings of the securities in the Nasdaq 100 Index.

Largest contributors to and detractors from the Fund’s performance: Cisco Systems, Inc. (+18.9%) and Amazon.com, Inc. (+20.9%) contributed 1.7% and 1.3%, respectively, to the Fund’s return while Gilead Sciences, Inc. (-33.1%) and Express Scripts Holding Company (-21.3%) detracted -1.4% and -1.1%, respectively, from the Fund’s return. Information technology (+16.1%) and consumer discretionary (+15.1%) contributed 8.0% and 3.4%, respectively, to the Fund’s return while health care (-15.7%) and financials (-6.7%) detracted -3.1% and -0.1%, respectively, from the Fund’s return.

JNL/Mellon Capital S&P® 24 Fund

Composition as of December 31, 2016:
Industrials	15.5%
Utilities	14.2
Information Technology	13.1
Health Care	12.0
Consumer Staples	11.7
Consumer Discretionary	11.7
Energy	11.5
Financials	10.3
Total Investments	100.0%

For the year ended December 31, 2016, JNL/Mellon Capital S&P 24 Fund underperformed its benchmark by posting a return of 2.80% for Class A shares compared to 11.96% for the S&P 500 Index.

The investment objective of the Fund is total return through capital appreciation. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation. To select the companies for the Fund, the Sub-Adviser selects the eight largest S&P economic sectors in the Standard & Poor’s 500 Composite Stock Price Index and then ranks the stocks in each of the eight sectors based on highest return on assets, highest buy back yield and highest bullish indicator. The Sub-Adviser then selects three companies from each of the eight sectors. The 24 companies are selected annually on the Stock Selection Date which was in January 2016.

Largest contributors to and detractors from the Fund’s performance: Cintas Corporation (+31.3%) and Torchmark Corporation (+31.9%) each contributed 1.5% to the Fund’s return while H&R Block, Inc. (-29.7%) and Gilead Sciences, Inc. (-25.6%) detracted -1.2% and -1.1%, respectively, from the Fund’s return. Industrials (+24.2%) and utilities (+17.6%) contributed 3.4% and 2.5%, respectively, to the Fund’s return while energy (-9.3%) and materials (-8.8%) detracted -1.8% and -1.1%, respectively, from the Fund’s return.

JNL/Mellon Capital S&P® SMid 60 Fund

Composition as of December 31, 2016:
Financials	29.8%
Energy	20.9
Industrials	15.2
Materials	12.6
Information Technology	3.9
Utilities	3.5

JNL Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

Telecommunication Services	2.8
Consumer Staples	1.9
Consumer Discretionary	1.3
Health Care	1.3
Short Term Investments	6.8
Total Investments	100.0%

For the year ended December 31, 2016, JNL/Mellon Capital S&P SMid 60 Fund outperformed its primary benchmark by posting a return of 34.40% for Class A shares compared to 20.74% for the S&P MidCap 400 Index. The Fund outperformed its other benchmark the S&P Smallcap 600 Index, which returned 26.56%.

The investment objective of the Fund is to provide capital appreciation. The Fund seeks to achieve its objective by identifying small and mid capitalization companies with improving fundamental performance and sentiment. The Sub-Adviser follows a process that attempts to select small and mid cap companies that are likely to be in an earlier stage of their economic life cycle than mature large cap companies. The Sub-Adviser selects the 60 companies from stocks that comprise the S&P MidCap 400 Index and the S&P Smallcap 600 Index according to a screening process that considers average daily dollar trading volume, price to book ratio, 3-month price appreciation and ratio of cash flow per share to stock price. The 30 companies selected from the S&P MidCap 400 Index are given twice the weight of the 30 companies selected from the S&P Smallcap 600 Index. The 60 companies are selected annually on the Stock Selection Date which was in January 2016.

Largest contributors to and detractors from the Fund’s performance: Patterson-UTI Energy, Inc. (+90.0%) and Pioneer Energy Services Corp. (+204.4%) each contributed 2.1% to the Fund’s return while Bonanza Creek Energy, Inc. (-78.6%) and Noble Corporation plc (-37.8%) detracted -1.2% and -0.8%, respectively, from the Fund’s return. Financials (+36.0%) and energy (+37.4%) contributed 10.0% and 8.4%, respectively, to the Fund’s return while health care (-24.3%) and consumer discretionary (-12.2%) detracted -0.9% and -0.6%, respectively, from the Fund’s return.

JNL/Mellon Capital JNL 5 Fund

Composition as of December 31, 2016:
Health Care	17.1%
Energy	15.8
Consumer Staples	12.3
Information Technology	11.9
Industrials	10.9
Consumer Discretionary	9.7
Financials	7.8
Materials	6.6
Telecommunication Services	5.0
Utilities	1.4
Real Estate	0.6
Short Term Investments	0.9
Total Investments	100.0%

For the year ended December 31, 2016, JNL/Mellon Capital JNL 5 Fund outperformed its benchmark by posting a return of 12.18% for Class A shares compared to 11.96% for the S&P 500 Index.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies: 20% in the Dow 10 Strategy, a dividend yielding strategy; 20% in the S&P 10 Strategy, a blended valuation momentum strategy; 20% in the Global 15 Strategy, a dividend yielding strategy; 20% in the 25 Strategy, a dividend yielding strategy; and 20% in the Select Small Cap Strategy, a small capitalization strategy. The companies are selected only once annually on the Stock Selection Date which was in January 2016.

Largest contributors and detractors to the Fund’s performance: Caterpillar Inc. (+36.5%) and Cisco Systems, Inc. (+18.9%) contributed 0.9% and 0.8%, respectively, to the Fund’s return while Kroger Co. (-17.5%) and Marks and Spencer Group plc. (-32.5%) each detracted -0.4% from the Fund’s return. Information technology (+19.9%) and energy (+12.6%) contributed 2.7% and 2.5%, respectively, to the Fund’s return while consumer discretionary (+0.7%) detracted -0.2% from the Fund’s return.

JNL/Mellon Capital Communications Sector Fund

Composition as of December 31, 2016:
Telecommunication Services	91.2%
Short Term Investments	8.8
Total Investments	100.0%

For the year ended December 31, 2016, JNL/Mellon Capital Communications Sector Fund outperformed its benchmark by posting a return of 23.55% for Class A shares compared to 23.39% for the MSCI USA IMI Telecommunications Services 25/50 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of an index that measures the performance of the U.S. equity market. Because the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the index weightings, while minimizing transaction costs.

Largest contributors to and detractors from the Fund’s performance: AT&T Inc. (+23.6%) and Verizon Communications Inc. (+15.5%) contributed 6.9% and 5.4%, respectively, to the Fund’s return while NII Holdings Inc. (-57.4%) and Frontier Communications Corp. (-27.6%) detracted -1.5% and -0.5%, respectively, from the Fund’s return.

JNL/Mellon Capital Consumer Brands Sector Fund

Composition as of December 31, 2016:
Consumer Discretionary	96.5%
Short Term Investments	3.5
Total Investments	100.0%

For the year ended December 31, 2016, JNL/Mellon Capital Consumer Brands Sector Fund underperformed its benchmark by posting a return of 6.16% for Class A shares compared to 6.75% for the MSCI USA IMI Consumer Discretionary Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of an index that measures the performance of the U.S. equity market. Because the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the index weightings, while minimizing transaction costs.

Largest contributors to and detractors from the Fund’s performance: Comcast Corporation Class A (+22.4%) and Amazon.com, Inc. (+11.0%) contributed 1.3% and 0.9%, respectively, to the Fund’s return while NIKE, Inc. Class B. (-18.7%) and L Brands, Inc. (-31.3%) detracted -0.5% and -0.2%, respectively, from the Fund’s return.

JNL/Mellon Capital Financial Sector Fund

Composition as of December 31, 2016:
Financials	98.4%
Real Estate	-
Short Term Investments	1.6
Total Investments	100.0%

For the year ended December 31, 2016, JNL/Mellon Capital Financial Sector Fund underperformed its benchmark by posting a return of 24.10% for Class A shares compared to 24.93% for the MSCI USA IMI Financial

JNL Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of an index that measures the performance of the U.S. equity market. Because the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the index weightings, while minimizing transaction costs.

Largest contributors to and detractors from the Fund’s performance: JPMorgan Chase & Co. (+30.7%) and Bank of America Corporation (+31.3%) contributed 2.7% and 1.7%, respectively, to the Fund’s return while Equity Residential (-11.2%) and Jones Lang LaSalle Incorporated (-27.0%) each detracted -0.1% from the Fund’s return.

JNL/Mellon Capital Healthcare Sector Fund

Composition as of December 31, 2016:
Health Care	97.0%
Rights	-
Short Term Investments	3.0
Total Investments	100.0%

For the year ended December 31, 2016, JNL/Mellon Capital Healthcare Sector Fund underperformed its benchmark by posting a return of -3.82% for Class A shares compared to -3.28% for the MSCI USA IMI HealthCare Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of an index that measures the performance of the U.S. equity market. Because the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the index weightings, while minimizing transaction costs.

Largest contributors to and detractors from the Fund’s performance: Johnson & Johnson (+12.2%) and UnitedHealth Group Inc. (+36.0%) contributed 1.6% and 1.4%, respectively, to the Fund’s return while Allergan plc (-32.8%) and Gilead Sciences, Inc. (-29.2%) detracted -1.4% and -1.2%, respectively, from the Fund’s return.

JNL/Mellon Capital Oil & Gas Sector Fund

Composition as of December 31, 2016:
Energy	98.1%
Short Term Investments	1.9
Total Investments	100.0%

For the year ended December 31, 2016, JNL/Mellon Capital Oil & Gas Sector Fund underperformed its benchmark by posting a return of 27.21% for Class A shares compared to 27.47% for the MSCI USA IMI Energy Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of an index that measures the performance of the U.S. equity market. Because the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the index weightings, while minimizing transaction costs.

Largest contributors to and detractors from the Fund’s performance: Exxon Mobil Corporation (+15.8%) and Chevron Corporation (+30.8%) contributed 5.5% and 4.7%, respectively, to the Fund’s return while Marathon Petroleum Corporation (-2.9%) and Tesoro Corporation (-17.0%) detracted -0.4% and -0.3%, respectively, from the Fund’s return.

JNL/Mellon Capital Technology Sector Fund

Composition as of December 31, 2016:
Information Technology	98.3%
Telecommunication Services	-
Short Term Investments	1.7
Total Investments	100.0%

For the year ended December 31, 2016, JNL/Mellon Capital Technology Sector Fund underperformed its benchmark by posting a return of 13.30% for Class A shares compared to 13.90% for the MSCI USA IMI Information Technology Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of an index that measures the performance of the U.S. equity market. Because the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the index weightings, while minimizing transaction costs.

Largest contributors to and detractors from the Fund’s performance: Apple Inc. (+10.0%) and Microsoft Corporation (+12.0%) contributed 1.5% and 1.4%, respectively, to the Fund’s return while LinkedIn Corporation Class A (-12.9%) and salesforce.com, Inc. (-12.7%) detracted -0.2% and -0.1%, respectively, from the Fund’s return.

JNL Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Mellon Capital Dow Index Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	15.82%
5 Year	12.91
10 Year	5.48

JNL/Mellon Capital Global 30 Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	6.95%
5 Year	8.66
10 Year	1.80

JNL/Mellon Capital Nasdaq 100 Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	7.94%
5 Year	16.97
10 Year	9.36
Class B Shares
1 Year	8.18%
5 Year	17.19
Since Inception	9.07
(Inception date October 04, 2004)

Past performance is not predicative of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Mellon Capital S&P 24 Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	2.80%
5 Year	9.21
10 Year	5.03
Class B Shares
1 Year	2.97%
5 Year	9.44
Since Inception	4.80
(Inception date December 03, 2007)

JNL/Mellon Capital S&P SMid 60 Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	34.40%
5 Year	15.53
Since Inception	9.04
(Inception date April 30, 2007)
Class B Shares
1 Year	34.42%
5 Year	15.73
Since Inception	9.23
(Inception date December 03, 2007)

JNL/Mellon Capital JNL 5 Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	12.18%
5 Year	13.49
10 Year	4.56
Class B Shares
1 Year	12.40%
5 Year	13.71
10 Year	4.77

Past performance is not predicative of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Mellon Capital Communications Sector Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	23.55%
5 Year	14.30
10 Year	6.23
Class B Shares
1 Year	23.69%
5 Year	14.56
10 Year	6.41

JNL/Mellon Capital Consumer Brands Sector Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	6.16%
5 Year	16.76
10 Year	9.11
Class B Shares
1 Year	6.34%
5 Year	16.99
10 Year	9.32

JNL/Mellon Capital Financial Sector Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	24.10%
5 Year	18.47
10 Year	1.10
Class B Shares
1 Year	24.32%
5 Year	18.73
10 Year	1.31

Past performance is not predicative of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Mellon Capital Healthcare Sector Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	-3.82%
5 Year	16.46
10 Year	9.45
Class B Shares
1 Year	-3.67%
5 Year	16.69
10 Year	9.67

JNL/Mellon Capital Oil & Gas Sector Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	27.21%
5 Year	2.74
10 Year	3.58
Class B Shares
1 Year	27.47%
5 Year	2.94
10 Year	3.79

JNL/Mellon Capital Technology Sector Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	13.30%
5 Year	14.90
10 Year	9.04
Class B Shares
1 Year	13.44%
5 Year	15.16
10 Year	9.26

Past performance is not predicative of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Mellon Capital Dow Index Fund
COMMON STOCKS 98.6%
Consumer Discretionary 14.2%
Home Depot Inc.	193	$25,866
McDonald's Corp.	193	23,481
Nike Inc. - Class B	192	9,806
Walt Disney Co.	193	20,105
		79,258
Consumer Staples 6.7%
Coca-Cola Co.	193	7,998
Procter & Gamble Co.	193	16,220
Wal-Mart Stores Inc.	193	13,334
		37,552
Energy 7.2%
Chevron Corp.	193	22,706
Exxon Mobil Corp.	193	17,412
		40,118
Financials 16.8%
American Express Co.	193	14,291
Goldman Sachs Group Inc.	164	39,413
JPMorgan Chase & Co.	193	16,646
Travelers Cos. Inc.	193	23,616
		93,966
Health Care 12.7%
Johnson & Johnson	193	22,225
Merck & Co. Inc.	193	11,357
Pfizer Inc.	193	6,266
UnitedHealth Group Inc.	193	30,874
		70,722
Industrials 19.7%
3M Co.	193	34,448

	Shares/Par†	Value
Boeing Co.	193	30,033
Caterpillar Inc.	193	17,891
General Electric Co.	193	6,096
United Technologies Corp.	193	21,147
		109,615
Information Technology 16.9%
Apple Inc.	193	22,343
Cisco Systems Inc.	193	5,830
Intel Corp.	193	6,997
International Business Machines Corp.	193	32,021
Microsoft Corp.	192	11,988
Visa Inc. - Class A	193	15,051
		94,230
Materials 2.5%
EI du Pont de Nemours & Co.	193	14,160
Telecommunication Services 1.9%
Verizon Communications Inc.	193	10,298
Total Common Stocks (cost $473,357)		549,919
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.3%
JNL Money Market Fund, 0.34% (a) (b)	7,189	7,189
Treasury Securities 0.1%
U.S. Treasury Bill
0.51%, 03/16/17 (c)	810	809
Total Short Term Investments (cost $7,998)		7,998
Total Investments 100.0% (cost $481,355)		557,917
Other Derivative Instruments (0.0)%		(16)
Other Assets and Liabilities, Net 0.0%		90
Total Net Assets 100.0%		$557,991

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

(c) All or a portion of the security is pledged or segregated as collateral.

The following schedules reflect the derivative investments for JNL/Mellon Capital Dow Index Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Dow Jones Industrial Average E-Mini Index Future	84	March 2017	8,328	$(16)	$(45)

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Mellon Capital Global 30 Fund
COMMON STOCKS 99.5%
China 20.0%
Bank of China Ltd. - Class H	23,721	$10,459
Bank of Communications Co. Ltd. - Class H	14,836	10,670
China Construction Bank Corp. - Class H	15,156	11,607
China Shenhua Energy Co. Ltd. - Class H	6,586	12,310
CNOOC Ltd.	9,769	12,141
Industrial & Commercial Bank of China Ltd. - Class H	17,690	10,547
		67,734
Hong Kong 3.9%
Belle International Holdings Ltd.	12,089	6,772
Li & Fung Ltd.	14,671	6,430
		13,202
Macau 3.9%
Sands China Ltd.	3,037	13,104
United Kingdom 33.0%
BAE Systems Plc	1,629	11,850
BP Plc	2,132	13,353
British American Tobacco Plc	200	11,358
GlaxoSmithKline Plc	557	10,699
HSBC Holdings Plc	1,376	11,005
Man Group Plc	4,488	6,531
Marks & Spencer Group Plc	1,454	6,262
National Grid Plc	813	9,499
Smiths Group Plc	674	11,727
Tate & Lyle Plc	1,265	11,013
Vodafone Group Plc	3,272	8,052
		111,349
United States of America 38.7%
Caterpillar Inc.	148	13,767
Chevron Corp.	138	16,214
Exxon Mobil Corp.	146	13,203
General Electric Co.	425	13,432
International Business Machines Corp.	74	12,228
McDonald's Corp.	110	13,366
Merck & Co. Inc.	210	12,344
Pfizer Inc.	330	10,711
Procter & Gamble Co.	152	12,745
Verizon Communications Inc.	239	12,783
		130,793
Total Common Stocks (cost $327,355)		336,182
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Money Market Fund, 0.34% (a) (b)	972	972
Total Short Term Investments (cost $972)		972
Total Investments 99.8% (cost $328,327)		337,154
Other Assets and Liabilities, Net 0.2%		548
Total Net Assets 100.0%		$337,702

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Mellon Capital Nasdaq 100 Fund
COMMON STOCKS 98.8%
Consumer Discretionary 21.1%
Amazon.com Inc. (a)	94	$70,710
Charter Communications Inc. - Class A (a)	54	15,471
Comcast Corp. - Class A	473	32,665
Ctrip.com International Ltd. - ADR (a)	83	3,336
Discovery Communications Inc. - Class A (a) (b)	30	832
Discovery Communications Inc. - Class C (a)	46	1,222
DISH Network Corp. - Class A (a)	44	2,570
Dollar Tree Inc. (a)	47	3,616
Expedia Inc.	27	3,091
Hasbro Inc.	23	1,790
JD.com Inc. - Class A - ADR (a)	182	4,632
Liberty Global Plc - Class A (a)	10	222
Liberty Global Plc - Class A (a)	50	1,543
Liberty Global Plc - Class C (a)	24	509
Liberty Global Plc - Class C (a)	127	3,770
Liberty Interactive Corp. QVC Group - Class A (a)	88	1,752
Liberty Ventures - Class A (a)	15	564
Marriott International Inc. - Class A	78	6,413
Mattel Inc.	67	1,841
Netflix Inc. (a)	85	10,549
Norwegian Cruise Line Holdings Ltd. (a)	45	1,896
O'Reilly Automotive Inc. (a)	19	5,225
Priceline Group Inc. (a)	10	14,363
Ross Stores Inc.	78	5,124
Sirius XM Holdings Inc. (b)	959	4,266
Starbucks Corp.	289	16,041
Tesla Motors Inc. (a) (b)	30	6,365
Tractor Supply Co.	26	1,988
TripAdvisor Inc. (a)	26	1,213
Twenty-First Century Fox Inc. - Class A	210	5,886
Twenty-First Century Fox Inc. - Class B	159	4,324
Ulta Salon Cosmetics & Fragrance Inc. (a)	12	3,161
Viacom Inc. - Class B	69	2,426
		239,376
Consumer Staples 6.3%
Costco Wholesale Corp.	87	13,895
Kraft Heinz Foods Co.	242	21,099
Mondelez International Inc. - Class A	307	13,592
Monster Beverage Corp. (a)	113	5,030
Walgreens Boots Alliance Inc.	215	17,797
		71,413
Health Care 11.3%
Alexion Pharmaceuticals Inc. (a)	45	5,451
Amgen Inc.	148	21,591
Biogen Inc. (a)	43	12,250
BioMarin Pharmaceutical Inc. (a)	34	2,833
Celgene Corp. (a)	154	17,813
Cerner Corp. (a)	67	3,197
DENTSPLY SIRONA Inc.	45	2,617
Express Scripts Holding Co. (a)	122	8,423
Gilead Sciences Inc.	262	18,728
Henry Schein Inc. (a)	16	2,404
Hologic Inc. (a)	51	2,065
Illumina Inc. (a)	29	3,738
Incyte Corp. (a)	37	3,754
Intuitive Surgical Inc. (a)	8	4,882
Mylan NV (a)	106	4,057
Regeneron Pharmaceuticals Inc. (a)	21	7,550
Shire Plc - ADR (b)	16	2,771
Vertex Pharmaceuticals Inc. (a)	49	3,632
		127,756
Industrials 2.1%
American Airlines Group Inc.	103	4,806
Cintas Corp.	20	2,299
CSX Corp.	186	6,684
Fastenal Co.	57	2,659
PACCAR Inc.	70	4,451
Verisk Analytics Inc. (a)	33	2,703
		23,602
	Shares/Par†	Value
Information Technology 56.8%
Activision Blizzard Inc.	148	5,332
Adobe Systems Inc. (a)	99	10,164
Akamai Technologies Inc. (a)	34	2,284
Alphabet Inc. - Class A (a)	59	46,564
Alphabet Inc. - Class C (a)	68	52,857
Analog Devices Inc.	61	4,447
Apple Inc.	1,058	122,561
Applied Materials Inc.	215	6,928
Autodesk Inc. (a)	44	3,265
Automatic Data Processing Inc.	90	9,208
Baidu.com - Class A - ADR (a)	54	8,947
Broadcom Ltd.	79	13,944
CA Inc.	83	2,640
Check Point Software Technologies Ltd. (a)	34	2,880
Cisco Systems Inc.	996	30,104
Citrix Systems Inc. (a)	31	2,725
Cognizant Technology Solutions Corp. - Class A (a)	120	6,752
eBay Inc. (a)	222	6,593
Electronic Arts Inc. (a)	60	4,722
Facebook Inc. - Class A (a)	465	53,445
Fiserv Inc. (a)	43	4,569
Intel Corp.	940	34,110
Intuit Inc.	51	5,843
KLA-Tencor Corp.	30	2,328
Lam Research Corp.	32	3,422
Maxim Integrated Products Inc.	56	2,144
Microchip Technology Inc.	43	2,756
Micron Technology Inc. (a)	207	4,537
Microsoft Corp.	1,543	95,889
NetEase.com Inc. - ADR	15	3,269
Nvidia Corp.	107	11,423
NXP Semiconductors NV (a)	67	6,525
Paychex Inc.	72	4,375
PayPal Holdings Inc. (a)	240	9,457
QUALCOMM Inc.	293	19,115
Seagate Technology	59	2,243
Skyworks Solutions Inc.	37	2,759
Symantec Corp.	124	2,961
Texas Instruments Inc.	198	14,479
Western Digital Corp.	57	3,855
Xilinx Inc.	50	3,031
Yahoo! Inc. (a)	189	7,328
		642,780
Telecommunication Services 1.2%
SBA Communications Corp. (a)	25	2,548
T-Mobile US Inc. (a)	164	9,410
Vodafone Group Plc - ADR	86	2,091
		14,049
Total Common Stocks (cost $1,033,917)		1,118,976
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.0%
JNL Money Market Fund, 0.34% (c) (d)	11,660	11,660
Securities Lending Collateral 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	1,703	1,703
Treasury Securities 0.1%
U.S. Treasury Bill
0.51%, 03/16/17 (e)	1,280	1,279
Total Short Term Investments (cost $14,642)		14,642
Total Investments 100.1% (cost $1,048,559)		1,133,618
Other Derivative Instruments (0.0)%		(147)
Other Assets and Liabilities, Net (0.1)%		(1,433)
Total Net Assets 100.0%		$1,132,038

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

(e) All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

The following schedules reflect the derivative investments for JNL/Mellon Capital Nasdaq 100 Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Future	131	March 2017	12,901	$(147)	$(157)

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Mellon Capital S&P 24 Fund
COMMON STOCKS 99.9%
Consumer Discretionary 11.7%
AutoZone Inc. (a)	32	$25,375
H&R Block Inc.	718	16,514
TJX Cos. Inc.	334	25,121
		67,010
Consumer Staples 11.7%
Clorox Co.	189	22,636
Estee Lauder Cos. Inc. - Class A	271	20,722
Mondelez International Inc. - Class A	540	23,920
		67,278
Energy 11.5%
Marathon Petroleum Corp.	462	23,269
Tesoro Corp.	221	19,332
Valero Energy Corp.	338	23,081
		65,682
Financials 10.3%
NASDAQ Inc.	418	28,054
Torchmark Corp.	420	30,952
		59,006
Health Care 12.0%
Gilead Sciences Inc.	241	17,259
Varian Medical Systems Inc. (a)	301	26,975
Waters Corp. (a)	181	24,362
		68,596
Industrials 15.5%
Cintas Corp.	268	30,934
Expeditors International of Washington Inc.	534	28,278
Northrop Grumman Systems Corp.	126	29,380
		88,592
Information Technology 13.1%
Intuit Inc.	251	28,764
Seagate Technology (b)	653	24,924
VeriSign Inc. (a) (b)	281	21,410
		75,098
Utilities 14.1%
Eversource Energy	465	25,707
Public Service Enterprise Group Inc.	612	26,853
SCANA Corp.	390	28,544
		81,104
Total Common Stocks (cost $540,229)		572,366
Total Investments 99.9% (cost $540,229)		572,366
Other Assets and Liabilities, Net 0.1%		378
Total Net Assets 100.0%		$572,744

(a) Non-income producing security.

(b) All or portion of the security was on loan.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Mellon Capital S&P SMid 60 Fund
COMMON STOCKS 99.5%
Consumer Discretionary 1.4%
Fred's Inc. - Class A (a)	454	$8,434
Stage Stores Inc. (a)	766	3,347
		11,781
Consumer Staples 2.0%
Darling Ingredients Inc. (b)	655	8,456
Universal Corp. (a)	130	8,253
		16,709
Energy 22.4%
Bill Barrett Corp. (a) (b)	1,742	12,175
Bonanza Creek Energy Inc. (a) (b)	1,323	1,350
Bristow Group Inc. (a)	265	5,428
Helix Energy Solutions Group Inc. (b)	1,320	11,645
Newpark Resources Inc. (b)	1,341	10,059
Noble Corp. Plc (a)	1,304	7,719
Oil States International Inc. (b)	510	19,896
Patterson-UTI Energy Inc.	942	25,361
Pioneer Energy Services Corp. (b)	3,165	21,677
QEP Resources Inc. (b)	1,034	19,043
Rowan Cos. Plc - Class A	837	15,818
Superior Energy Services Inc.	1,058	17,864
Unit Corp. (b)	578	15,530
		183,565
Financials 31.8%
American Equity Investment Life Holding Co.	305	6,864
American Financial Group Inc.	203	17,864
Aspen Insurance Holdings Ltd.	303	16,636
CNO Financial Group Inc.	775	14,847
Employer Holdings Inc.	270	10,671
Everest Re Group Ltd.	79	17,100
First Bancorp Inc. (b)	2,243	14,828
Green Dot Corp. - Class A (b)	438	10,304
Hancock Holding Co.	574	24,754
Hanover Insurance Group Inc.	179	16,304
Horace Mann Educators Corp.	225	9,615
Navigators Group Inc.	86	10,099
Old Republic International Corp.	781	14,836
Piper Jaffray Cos. (b)	179	12,945
Reinsurance Group of America Inc.	171	21,530
Selective Insurance Group Inc.	219	9,424
TCF Financial Corp.	1,032	20,219
World Acceptance Corp. (a) (b)	190	12,232
		261,072
Health Care 1.4%
Lifepoint Health Inc. (b)	195	11,080
Industrials 16.2%
AECOM (b)	479	17,422
Aegion Corp. (b)	372	8,821
AGCO Corp.	318	18,396
Atlas Air Worldwide Holdings Inc. (b)	177	9,203
GATX Corp. (a)	339	20,863
Greenbrier Cos. Inc. (a)	221	9,183
NOW Inc. (b)	896	18,338
SkyWest Inc.	399	14,551
Trinity Industries Inc.	588	16,334
		133,111
Information Technology 4.1%
Tech Data Corp. (b)	220	18,621
TTM Technologies Inc. (b)	1,108	15,098
		33,719
Materials 13.5%
Carpenter Technology Corp.	488	17,644
Century Aluminum Co. (b)	1,575	13,485
Commercial Metals Co.	1,052	22,905
Domtar Corp.	392	15,308
Kraton Corp. (b)	435	12,394
P.H. Glatfelter Co.	386	9,225
Reliance Steel & Aluminum Co.	249	19,806
		110,767
	Shares/Par†	Value
Telecommunication Services 3.0%
Iridium Communications Inc. (a) (b)	856	8,221
Telephone & Data Systems Inc.	571	16,498
		24,719
Utilities 3.7%
Great Plains Energy Inc.	529	14,461
PNM Resources Inc.	474	16,269
		30,730
Total Common Stocks (cost $669,070)		817,253
SHORT TERM INVESTMENTS 7.2%
Investment Companies 1.4%
JNL Money Market Fund, 0.34% (c) (d)	11,868	11,868
Securities Lending Collateral 5.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	47,638	47,638
Total Short Term Investments (cost $59,506)		59,506
Total Investments 106.7% (cost $728,576)		876,759
Other Assets and Liabilities, Net (6.7)%		(55,437)
Total Net Assets 100.0%		$821,322

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Mellon Capital JNL 5 Fund
COMMON STOCKS 99.8%
Consumer Discretionary 9.8%
American Eagle Outfitters Inc. (a)	1,489	$22,591
Churchill Downs Inc.	71	10,694
Chuy's Holdings Inc. (b)	71	2,315
Cinemark Holdings Inc.	736	28,220
Cooper-Standard Holding Inc. (b)	75	7,738
Core-Mark Holding Co. Inc.	196	8,443
Darden Restaurants Inc.	374	27,187
Dave & Buster's Entertainment Inc. (b)	178	10,042
Gap Inc. (a)	916	20,563
Gentherm Inc. (b)	154	5,207
Gray Television Inc. (b)	285	3,090
Helen of Troy Ltd. (b)	120	10,153
Home Depot Inc.	447	59,896
Installed Building Products Inc. (b)	134	5,549
Isle of Capri Casinos Inc. (b)	174	4,306
Kohl's Corp.	471	23,256
Marks & Spencer Group Plc	6,114	26,336
Nautilus Inc. (b)	129	2,393
Pinnacle Entertainment Inc. (b)	264	3,835
Sportsman's Warehouse Holdings Inc. (b)	180	1,687
Thomson Reuters Corp. (a)	632	27,674
World Wrestling Entertainment Inc. - Class A	143	2,634
		313,809
Consumer Staples 12.4%
Adecoagro SA (b)	523	5,432
Cal-Maine Foods Inc. (a)	188	8,294
Cott Corp.	470	5,328
Hormel Foods Corp.	1,497	52,104
John B. Sanfilippo & Son Inc.	37	2,572
Kroger Co.	1,420	49,002
Procter & Gamble Co.	747	62,819
Reynolds American Inc.	519	29,085
Tyson Foods Inc. - Class A	1,106	68,199
USANA Health Sciences Inc. (b)	110	6,721
Wal-Mart Stores Inc.	1,586	109,647
		399,203
Energy 15.9%
BP Plc	7,632	47,801
Canadian Natural Resources Ltd.	1,083	34,529
Cenovus Energy Inc. (a)	1,887	28,557
Chevron Corp.	659	77,580
China Shenhua Energy Co. Ltd. - Class H	26,395	49,338
CNOOC Ltd.	37,701	46,852
Ensco Plc - Class A	1,475	14,339
Exxon Mobil Corp.	756	68,234
HollyFrontier Corp.	582	19,077
Nordic American Tankers Ltd. (a)	382	3,206
PBF Energy Inc. - Class A	661	18,432
PDC Energy Inc. (b)	172	12,519
PrairieSky Royalty Ltd. (a)	23	544
Suncor Energy Inc.	927	30,315
Teekay Tankers Ltd. - Class A (a)	582	1,316
Valero Energy Corp.	837	57,190
		509,829
Financials 7.9%
Ameris Bancorp	138	6,017
Banc of California Inc. (a)	164	2,838
Bank of China Ltd. - Class H	89,847	39,616
BNC Bancorp	173	5,505
Centerstate Banks of Florida Inc.	193	4,853
China Construction Bank Corp. - Class H	58,632	44,902
Customers Bancorp Inc. (b)	115	4,112
Diamond Hill Investment Group Inc.	15	3,097
Eagle Bancorp Inc. (b)	142	8,675
Hannon Armstrong Sustainable Infrastructure Capital Inc.	167	3,168
Home Bancshares Inc.	601	16,695
Industrial & Commercial Bank of China Ltd. - Class H	66,788	39,821
INTL FCStone Inc. (b)	82	3,264
James River Group Holdings Ltd.	124	5,152
	Shares/Par†	Value
Kearny Financial Corp.	401	6,238
Pinnacle Financial Partners Inc.	174	12,033
RLI Corp.	186	11,726
Simmons First National Corp. - Class A	129	8,002
Towne Bank	219	7,294
United Fire Group Inc.	107	5,278
Walker & Dunlop Inc. (b)	131	4,101
WSFS Financial Corp.	126	5,862
Yadkin Financial Corp.	133	4,560
		252,809
Health Care 17.2%
AbbVie Inc.	406	25,419
Aetna Inc.	536	66,461
AMN Healthcare Services Inc. (b)	202	7,768
Aptevo Therapeutics Inc. (b)	87	212
Cantel Medical Corp.	177	13,971
Chemed Corp.	72	11,504
CIGNA Corp.	399	53,287
Civitas Solutions Inc. (b)	162	3,214
Cynosure Inc. - Class A (b)	97	4,436
Emergent BioSolutions Inc. (b)	165	5,418
Humana Inc.	326	66,464
ICU Medical Inc. (b)	68	9,990
Inogen Inc. (b)	84	5,617
Insys Therapeutics Inc. (a) (b)	314	2,889
Integra LifeSciences Holdings Corp. (b)	157	13,494
LHC Group Inc. (b)	78	3,579
Masimo Corp. (b)	215	14,521
Merck & Co. Inc.	1,858	109,367
Natus Medical Inc. (b)	143	4,976
Pfizer Inc.	3,056	99,245
PharMerica Corp. (b)	133	3,334
Prestige Brands Holdings Inc. (b)	227	11,817
Providence Services Corp. (b)	66	2,519
Repligen Corp. (b)	143	4,409
Supernus Pharmaceuticals Inc. (b)	208	5,246
US Physical Therapy Inc.	53	3,740
		552,897
Industrials 10.9%
BAE Systems Plc	5,373	39,079
Beacon Roofing Supply Inc. (a) (b)	252	11,605
Caterpillar Inc.	861	79,886
Comfort Systems USA Inc.	161	5,368
Deere & Co. (a)	308	31,779
Griffon Corp.	205	5,368
Hawaiian Holdings Inc. (b)	226	12,899
Insperity Inc.	104	7,397
John Bean Technologies Corp.	125	10,783
Northrop Grumman Systems Corp.	312	72,637
On Assignment Inc. (a) (b)	227	10,030
Patrick Industries Inc. (b)	67	5,101
Pitney Bowes Inc.	1,150	17,465
Timken Co.	825	32,734
Universal Forest Products Inc.	86	8,750
		350,881
Information Technology 12.0%
Angie's List Inc. (a) (b)	256	2,108
Cirrus Logic Inc. (b)	272	15,365
Cisco Systems Inc.	3,692	111,563
CSG Systems International Inc.	139	6,716
Ellie Mae Inc. (b)	128	10,678
ePlus Inc. (b)	32	3,684
ExlService Holdings Inc. (b)	142	7,162
Fabrinet (b)	154	6,192
Fair Isaac Corp. (a)	133	15,808
Gigamon Inc. (b)	144	6,577
II-VI Inc. (b)	264	7,820
International Business Machines Corp.	431	71,500
LogMeIn Inc.	108	10,404
Monolithic Power Systems Inc.	169	13,875
Orbotech Ltd. (b)	182	6,084
OSI Systems Inc. (b)	85	6,436
Paycom Software Inc. (a) (b)	253	11,507
Photronics Inc. (b)	288	3,252

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Silver Spring Networks Inc. (b)	220	2,931
Sina Corp. (b)	297	18,051
SPS Commerce Inc. (b)	70	4,892
Sykes Enterprises Inc. (b)	182	5,247
WebMD Health Corp. (a) (b)	160	7,939
Weibo Corp. - ADR (a) (b)	31	1,239
Western Union Co.	1,331	28,917
		385,947
Materials 6.7%
Compass Minerals International Inc. (a)	307	24,085
Dow Chemical Co.	470	26,881
Ingevity Corp. (b)	87	4,762
Innospec Inc.	103	7,080
LyondellBasell Industries NV - Class A	268	23,006
Nucor Corp.	593	35,319
Packaging Corp. of America	376	31,920
Sonoco Products Co.	583	30,721
US Concrete Inc. (a) (b)	62	4,094
WestRock Co.	513	26,038
		213,906
Real Estate 0.6%
Coresite Realty Corp.	132	10,456
QTS Realty Trust Inc. - Class A	174	8,656
		19,112
Telecommunication Services 5.0%
Shenandoah Telecommunications Co.	415	11,318
	Shares/Par†	Value
Verizon Communications Inc.	2,126	113,461
Vodafone Group Plc	12,324	30,329
Vonage Holdings Corp. (b)	916	6,274
		161,382
Utilities 1.4%
National Grid Plc	2,863	33,446
Ormat Technologies Inc.	210	11,235
		44,681
Total Common Stocks (cost $2,810,580)		3,204,456
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.0%
JNL Money Market Fund, 0.34% (c) (d)	1,865	1,865
Securities Lending Collateral 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	28,448	28,448
Total Short Term Investments (cost $30,313)		30,313
Total Investments 100.7% (cost $2,840,893)		3,234,769
Other Assets and Liabilities, Net (0.7)%		(22,838)
Total Net Assets 100.0%		$3,211,931

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

The following schedules reflect the derivative investments for JNL/Mellon Capital JNL 5 Fund at December 31, 2016:

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
USD/HKD	SGA	01/04/17	HKD	(5,766)	$(744)	$—
					$(744)	$—

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Mellon Capital Communications Sector Fund
COMMON STOCKS 100.1%
Telecommunication Services 100.1%
AT&T Inc.	786	$33,419
ATN International Inc.	29	2,315
Boingo Wireless Inc. (a)	169	2,060
CenturyLink Inc.	191	4,550
CIncinnati Bell Inc. (a)	99	2,215
Cogent Communications Group Inc.	61	2,530
Consolidated Communications Holdings Inc.	79	2,123
Fairpoint Communications Inc. (a)	120	2,243
Frontier Communications Corp. (b)	657	2,220
General Communication Inc. - Class A (a)	120	2,331
Globalstar Inc. (a) (b)	1,488	2,351
IDT Corp. - Class B	89	1,644
Inteliquent Inc.	93	2,145
Iridium Communications Inc. (a) (b)	238	2,285
Level 3 Communications Inc. (a)	107	6,063
Lumos Networks Corp. (a)	137	2,145
NII Capital Corp. (a)	803	1,727
ORBCOMM Inc. (a)	234	1,934
pdvWireless Inc. (a) (b)	75	1,685
SBA Communications Corp. (a)	48	4,965
Shenandoah Telecommunications Co.	81	2,207
Spok Holdings Inc.	107	2,217
Sprint Corp. (a) (b)	453	3,813
Straight Path Communications Inc. - Class B (a) (b)	74	2,524
Telephone & Data Systems Inc.	88	2,538
T-Mobile US Inc. (a)	108	6,243
US Cellular Corp. (a)	48	2,082
Verizon Communications Inc.	606	32,342
Vonage Holdings Corp. (a)	337	2,306
Windstream Holdings Inc. (b)	271	1,990
Zayo Group Holdings Inc. (a)	70	2,295
Total Common Stocks (cost $124,131)		143,507
SHORT TERM INVESTMENTS 9.7%
Investment Companies 0.1%
JNL Money Market Fund, 0.34% (c) (d)	40	40
Securities Lending Collateral 9.6%
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	13,772	13,772
Total Short Term Investments (cost $13,812)		13,812
Total Investments 109.8% (cost $137,943)		157,319
Other Assets and Liabilities, Net (9.8)%		(13,983)
Total Net Assets 100.0%		$143,336

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/Mellon Capital Consumer Brands Sector Fund *
COMMON STOCKS 99.8%
Consumer Discretionary 99.8%
Advance Auto Parts Inc.	23	$3,838
Amazon.com Inc. (a)	124	92,821
AutoZone Inc. (a)	9	7,075
Best Buy Co. Inc.	89	3,800
Carmax Inc. (a)	59	3,797
Carnival Plc	110	5,744
CBS Corp. - Class B	125	7,942
Charter Communications Inc. - Class A (a)	67	19,155
Comcast Corp. - Class A	738	50,949
Delphi Automotive Plc	84	5,626
DISH Network Corp. - Class A (a)	70	4,042
Dollar General Corp.	87	6,410
Dollar Tree Inc. (a)	72	5,571
Expedia Inc.	38	4,309
Ford Motor Co.	1,141	13,840
General Motors Co.	429	14,941
Genuine Parts Co.	46	4,363
Hilton Worldwide Holdings Inc.	183	4,982
Home Depot Inc.	379	50,881
La Quinta Holdings Inc. (a)	26	368
Las Vegas Sands Corp.	134	7,162
Liberty Global Plc - Class A (a)	77	2,359
Liberty Global Plc - Class C (a)	33	707
Liberty Global Plc - Class C (a)	188	5,584
Liberty Interactive Corp. QVC Group - Class A (a)	130	2,606
Liberty Ventures - Class A (a)	25	929
Limited Brands Inc.	75	4,964
Lowe's Cos. Inc.	270	19,233
Macy's Inc.	95	3,404
Marriott International Inc. - Class A	101	8,391
McDonald's Corp.	262	31,895
MGM Resorts International (a)	139	4,020
Mohawk Industries Inc. (a)	19	3,877
Netflix Inc. (a)	132	16,289
Newell Brands Inc.	133	5,951
Nike Inc. - Class B	414	21,044
Omnicom Group Inc.	72	6,167
O'Reilly Automotive Inc. (a)	29	8,110
Priceline Group Inc. (a)	15	22,246
Ross Stores Inc.	123	8,042
Royal Caribbean Cruises Ltd.	53	4,355
Starbucks Corp.	450	24,999
Target Corp.	168	12,137
Tesla Motors Inc. (a) (b)	39	8,438
Time Warner Inc.	239	23,051
TJX Cos. Inc.	201	15,139
Twenty-First Century Fox Inc. - Class A	327	9,157
Twenty-First Century Fox Inc. - Class B	136	3,701
Ulta Salon Cosmetics & Fragrance Inc. (a)	18	4,633
VF Corp.	102	5,462
Viacom Inc. - Class B	107	3,756
Walt Disney Co.	469	48,869
Whirlpool Corp.	23	4,226
Yum! Brands Inc.	114	7,219
Other Securities		239,265
Total Common Stocks (cost $834,476)		907,841
SHORT TERM INVESTMENTS 3.6%
Investment Companies 0.1%
JNL Money Market Fund, 0.34% (c) (d)	979	979
Securities Lending Collateral 3.5%
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	31,714	31,714
Total Short Term Investments (cost $32,693)		32,693
Total Investments 103.4% (cost $867,169)		940,534
Other Assets and Liabilities, Net (3.4)%		(31,151)
Total Net Assets 100.0%		$909,383

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/Mellon Capital Financial Sector Fund *
COMMON STOCKS 99.7%
Financials 99.7%
Aflac Inc.	129	$8,948
Allstate Corp.	117	8,644
American Express Co.	246	18,231
American International Group Inc.	335	21,910
Ameriprise Financial Inc.	51	5,632
Aon Plc - Class A	83	9,232
Bank of America Corp.	3,195	70,606
Bank of New York Mellon Corp. (a)	335	15,859
BB&T Corp.	255	12,013
Berkshire Hathaway Inc. - Class B (b)	381	62,168
BlackRock Inc.	38	14,549
Capital One Financial Corp.	159	13,844
Charles Schwab Corp.	373	14,735
Chubb Ltd.	146	19,257
Citigroup Inc.	906	53,817
Citizens Financial Group Inc.	163	5,820

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

CME Group Inc.	106	12,260
Discover Financial Services	126	9,069
Fifth Third Bancorp	241	6,496
First Republic Bank	47	4,315
Franklin Resources Inc.	118	4,666
Goldman Sachs Group Inc.	114	27,373
Hartford Financial Services Group Inc.	121	5,783
Huntington Bancshares Inc.	339	4,483
Intercontinental Exchange Inc.	187	10,547
JPMorgan Chase & Co.	1,131	97,568
KeyCorp	340	6,215
Lincoln National Corp.	73	4,819
M&T Bank Corp.	44	6,935
Marsh & McLennan Cos. Inc.	163	11,005
MetLife Inc.	293	15,780
Moody's Corp.	54	5,133
Morgan Stanley	449	18,986
Northern Trust Corp.	68	6,026
PNC Financial Services Group Inc.	154	18,015
Principal Financial Group Inc.	90	5,235
Progressive Corp.	183	6,492
Prudential Financial Inc.	137	14,259
Regions Financial Corp.	395	5,669
S&P Global Inc.	83	8,912
State Street Corp.	122	9,514
SunTrust Banks Inc.	156	8,537
Synchrony Financial	262	9,493
T. Rowe Price Group Inc.	78	5,881
Travelers Cos. Inc.	90	11,072
U.S. Bancorp	536	27,543
Wells Fargo & Co.	1,501	82,696
Willis Towers Watson Plc	41	5,008
Other Securities		267,568
		1,098,618
Real Estate 0.0%
Other Securities		190
Total Common Stocks (cost $927,866)		1,098,808
SHORT TERM INVESTMENTS 1.6%
Investment Companies 0.7%
JNL Money Market Fund, 0.34% (a) (c)	7,810	7,810
Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 0.50% (a) (c)	9,704	9,704
Total Short Term Investments (cost $17,514)		17,514
Total Investments 101.3% (cost $945,380)		1,116,322
Other Assets and Liabilities, Net (1.3)%		(14,668)
Total Net Assets 100.0%		$1,101,654

(a) Investment in affiliate.

(b) Non-income producing security.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/Mellon Capital Healthcare Sector Fund *
COMMON STOCKS 99.9%
Health Care 99.9%
Abbott Laboratories	1,202	$46,170
AbbVie Inc.	1,333	83,450
Aetna Inc.	287	35,555
Agilent Technologies Inc.	268	12,228
Alexion Pharmaceuticals Inc. (a)	184	22,499
Allergan Plc (a)	324	68,026
AmerisourceBergen Corp.	155	12,143
Amgen Inc.	612	89,544
Anthem Inc.	215	30,915
Baxter International Inc.	401	17,788
Becton Dickinson & Co.	174	28,874
Biogen Inc. (a)	179	50,819
BioMarin Pharmaceutical Inc. (a)	139	11,514
Boston Scientific Corp. (a)	1,114	24,094
Bristol-Myers Squibb Co.	1,367	79,902
Cardinal Health Inc.	261	18,796
Celgene Corp. (a)	634	73,410
Cerner Corp. (a)	249	11,799
CIGNA Corp.	210	28,030
CR Bard Inc.	60	13,558
Danaher Corp.	507	39,427
DENTSPLY SIRONA Inc.	191	11,020
Edwards Lifesciences Corp. (a)	174	16,260
Eli Lilly & Co.	813	59,772
Express Scripts Holding Co. (a)	515	35,432
Gilead Sciences Inc.	1,080	77,328
HCA Holdings Inc. (a)	248	18,377
Henry Schein Inc. (a)	67	10,219
Humana Inc.	122	24,956
Illumina Inc. (a)	121	15,433
Incyte Corp. (a)	139	13,973
Intuitive Surgical Inc. (a)	31	19,918
Johnson & Johnson	2,236	257,580
Laboratory Corp. of America Holdings (a)	83	10,681
McKesson Corp.	185	25,958
Medtronic Plc	1,138	81,030
Merck & Co. Inc.	2,259	132,970
Mylan NV (a)	373	14,229
Perrigo Co. Plc	116	9,693
Pfizer Inc.	4,955	160,949
Quest Diagnostics Inc.	114	10,521
Regeneron Pharmaceuticals Inc. (a)	63	23,301
St. Jude Medical Inc.	232	18,638
Stryker Corp.	274	32,873
Thermo Fisher Scientific Inc.	321	45,357
UnitedHealth Group Inc.	778	124,493
Vertex Pharmaceuticals Inc. (a)	201	14,791
Zimmer Biomet Holdings Inc.	164	16,914
Zoetis Inc. - Class A	386	20,682
Other Securities		411,960
Total Common Stocks (cost $2,526,380)		2,513,849
RIGHTS 0.0%
Other Securities		157
Total Rights (cost $157)		157
SHORT TERM INVESTMENTS 3.1%
Investment Companies 0.1%
JNL Money Market Fund, 0.34% (b) (c)	1,604	1,604
Securities Lending Collateral 3.0%
Securities Lending Cash Collateral Fund LLC, 0.50% (b) (c)	75,835	75,835
Total Short Term Investments (cost $77,439)		77,439
Total Investments 103.0% (cost $2,603,976)		2,591,445
Other Assets and Liabilities, Net (3.0)%		(74,732)
Total Net Assets 100.0%		$2,516,713

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/Mellon Capital Oil & Gas Sector Fund *
COMMON STOCKS 99.5%
Energy 99.5%
Anadarko Petroleum Corp.	620	$43,219
Apache Corp.	425	26,962
Baker Hughes Inc.	455	29,569
Cabot Oil & Gas Corp.	521	12,181
Cheniere Energy Inc. (a)	224	9,272
Chesapeake Energy Corp. (a)	782	5,487
Chevron Corp.	2,112	248,561
Cimarex Energy Co.	106	14,469
Concho Resources Inc. (a)	158	20,901
ConocoPhillips Co.	1,387	69,521
Continental Resources Inc. (a)	105	5,395
Core Laboratories NV (b)	49	5,923
Devon Energy Corp.	528	24,095
Diamondback Energy Inc. (a)	97	9,834
Energen Corp. (a)	109	6,256
EnLink Midstream LLC	60	1,146
EOG Resources Inc.	645	65,246
EQT Corp.	194	12,664
Exxon Mobil Corp.	4,642	418,961

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

FMC Technologies Inc. (a)	252	8,956
Halliburton Co.	964	52,145
Helmerich & Payne Inc. (b)	121	9,343
Hess Corp.	319	19,876
HollyFrontier Corp.	188	6,164
Kinder Morgan Inc.	2,124	43,994
Marathon Oil Corp.	950	16,437
Marathon Petroleum Corp.	592	29,821
Murphy Oil Corp.	183	5,692
Nabors Industries Ltd.	318	5,216
National Oilwell Varco Inc.	423	15,846
Newfield Exploration Co. (a)	223	9,019
Noble Energy Inc.	481	18,309
Occidental Petroleum Corp.	855	60,918
Oneok Inc.	236	13,542
Parsley Energy Inc. - Class A (a)	171	6,013
Phillips 66	527	45,535
Pioneer Natural Resources Co.	190	34,193
Range Resources Corp.	207	7,122
Schlumberger Ltd.	1,557	130,701
Southwestern Energy Co. (a)	551	5,966
Spectra Energy Corp.	785	32,253
Targa Resources Corp.	186	10,436
Tesoro Corp.	133	11,646
Transocean Ltd. (a) (b)	433	6,383
US Silica Holdings Inc.	89	5,068
Valero Energy Corp.	517	35,287
Weatherford International Plc (a) (b)	1,047	5,223
Williams Cos. Inc.	798	24,862
WPX Energy Inc. (a)	385	5,608
Other Securities		132,087
Total Common Stocks (cost $1,773,445)		1,843,323
SHORT TERM INVESTMENTS 2.0%
Investment Companies 0.5%
JNL Money Market Fund, 0.34% (c) (d)	8,066	8,066
Securities Lending Collateral 1.5%
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	28,029	28,029
Total Short Term Investments (cost $36,095)		36,095
Total Investments 101.5% (cost $1,809,540)		1,879,418
Other Assets and Liabilities, Net (1.5)%		(27,070)
Total Net Assets 100.0%		$1,852,348

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/Mellon Capital Technology Sector Fund *
COMMON STOCKS 99.5%
Information Technology 99.5%
Accenture Plc - Class A	192	$22,516
Activision Blizzard Inc.	182	6,569
Adobe Systems Inc. (a)	153	15,778
Alliance Data Systems Corp.	18	4,099
Alphabet Inc. - Class A (a)	91	72,064
Alphabet Inc. - Class C (a)	95	73,615
Amphenol Corp. - Class A	95	6,398
Analog Devices Inc.	95	6,884
Apple Inc.	1,661	192,421
Applied Materials Inc.	334	10,793
Autodesk Inc. (a)	61	4,522
Automatic Data Processing Inc.	141	14,494
Broadcom Ltd.	122	21,592
Cisco Systems Inc.	1,552	46,895
Citrix Systems Inc. (a)	48	4,327
Cognizant Technology Solutions Corp. - Class A (a)	188	10,523
Corning Inc.	320	7,755
eBay Inc. (a)	330	9,806
Electronic Arts Inc. (a)	93	7,302
Facebook Inc. - Class A (a)	716	82,423
Fidelity National Information Services Inc.	96	7,262
Fiserv Inc. (a)	67	7,162
FleetCor Technologies Inc. (a)	28	4,008
Harris Corp.	38	3,914
Hewlett Packard Enterprise Co.	511	11,832
HP Inc.	526	7,806
Intel Corp.	1,457	52,834
International Business Machines Corp.	280	46,504
Intuit Inc.	75	8,627
Lam Research Corp.	49	5,232
Linear Technology Corp.	75	4,648
MasterCard Inc. - Class A	299	30,904
Microchip Technology Inc.	66	4,215
Micron Technology Inc. (a)	320	7,019
Microsoft Corp.	2,283	141,843
Nvidia Corp.	165	17,565
Oracle Corp.	954	36,689
Paychex Inc.	100	6,095
PayPal Holdings Inc. (a)	334	13,191
QUALCOMM Inc.	455	29,658
Red Hat Inc. (a)	56	3,926
Salesforce.com Inc. (a)	199	13,623
Skyworks Solutions Inc.	58	4,343
Symantec Corp.	190	4,544
TE Connectivity Ltd.	110	7,593
Texas Instruments Inc.	310	22,606
Visa Inc. - Class A	582	45,410
Western Digital Corp.	88	5,960
Xilinx Inc.	78	4,731
Yahoo! Inc. (a)	280	10,819
Other Securities		260,754
		1,452,093
Telecommunication Services 0.0%
Other Securities		434
Total Common Stocks (cost $1,152,050)		1,452,527
SHORT TERM INVESTMENTS 1.8%
Investment Companies 0.4%
JNL Money Market Fund, 0.34% (b) (c)	6,059	6,059
Securities Lending Collateral 1.4%
Securities Lending Cash Collateral Fund LLC, 0.50% (b) (c)	19,678	19,678
Total Short Term Investments (cost $25,737)		25,737
Total Investments 101.3% (cost $1,177,787)		1,478,264
Other Assets and Liabilities, Net (1.3)%		(18,890)
Total Net Assets 100.0%		$1,459,374

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

† Par amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

* A Summary Schedule of Investments is presented for this portfolio. For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2016. Certain footnotes may apply to securities included in “Other Securities” and are referenced in the complete Schedules of Investments. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting the Securities and Exchange Commission’s website, www.sec.gov.

Determination of liquidity in the Schedules of Investments is unaudited.

Currencies:

HKD - Hong Kong Dollar
USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand

ADR - American Depositary Receipt
MSCI - Morgan Stanley Capital International
NASDAQ - National Association of Securities Dealers Automated Quotations
REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

S&P - Standard & Poor's

Counterparty Abbreviations:

SGA - SG Americas Securities, LLC

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2016

	JNL/Mellon Capital Dow Index Fund		JNL/Mellon Capital Global 30 Fund		JNL/Mellon Capital Nasdaq 100 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Communications Sector Fund
Assets
Investments - unaffiliated, at value (a)(d)		$550,728		$336,182	$1,121,958	$572,366	$864,891	$3,232,904	$143,507
Investments - affiliated, at value (b)		7,189		972	11,660	—	11,868	1,865	13,812
Total investments, at value (c)		557,917		337,154	1,133,618	572,366	876,759	3,234,769	157,319
Cash		—		—	112	106	272	477	—
Foreign currency (e)		—		—	—	—	—	4	—
Receivable for:
Investment securities sold		—		—	—	—	—	744	—
Fund shares sold		628		58	1,205	197	1,514	1,830	7
Dividends and interest		412		894	422	897	235	5,422	77
Derivative instruments:
Variation margin on derivative instruments		1		—	—	—	—	—	—
Total assets		558,958		338,106	1,135,357	573,566	878,780	3,243,246	157,403
Liabilities
Payable for:
Advisory fees		135		84	269	141	191	751	37
Administrative fees		70		43	144	73	101	407	18
12b-1 fees (Class A)		34		20	69	35	50	194	9
Investment securities purchased		—		—	—	—	8,836	—	—
Fund shares redeemed		631		210	756	442	568	1,155	220
Board of manager fees		31		36	23	76	18	232	5
Chief compliance officer fees		—		—	1	1	—	3	—
Other expenses		49		11	207	54	56	125	6
Return of securities loaned		—		—	1,703	—	47,638	28,448	13,772
Derivative instruments:
Variation margin on derivative instruments		17		—	147	—	—	—	—
Total liabilities		967		404	3,319	822	57,458	31,315	14,067
Net assets		$557,991		$337,702	$1,132,038	$572,744	$821,322	$3,211,931	$143,336
Net assets consist of:
Paid-in capital		$481,474		$328,882	$1,009,554	$632,631	$669,129	$3,333,809	$116,954
Undistributed (excess of distributions
over) net investment income (loss)		—		—	5,921	8,066	4,023	72,092	4,201
Accumulated net realized gain (loss)		—		—	31,661	(100,090)	(15)	(587,819)	2,805
Net unrealized appreciation (depreciation) on
investments and foreign currency		76,517		8,820	84,902	32,137	148,185	393,849	19,376
		$557,991		$337,702	$1,132,038	$572,744	$821,322	$3,211,931	$143,336
Net assets - Class A		$557,991		$337,702	$1,131,773	$572,241	$820,565	$3,199,574	$143,245
Shares outstanding - Class A		25,750		14,347	64,083	37,634	86,694	234,788	9,456
Net asset value per share - Class A		$21.67		$23.54	$17.66	$15.21	$9.47	$13.63	$15.15
Net assets - Class B	$	N/A	$	N/A	$265	$503	$757	$12,357	$91
Shares outstanding - Class B		N/A		N/A	23	43	82	905	6
Net asset value per share - Class B	$	N/A	$	N/A	$11.75	$11.78	$9.27	$13.66	$14.32
(a) Investments - unaffiliated, at cost		$474,166		$327,355	$1,036,899	$540,229	$716,708	$2,839,028	$124,131
(b) Investments - affiliated, at cost		7,189		972	11,660	—	11,868	1,865	13,812
(c) Total investments, at cost		$481,355		$328,327	$1,048,559	$540,229	$728,576	$2,840,893	$137,943
(d) Including value of securities on loan		$—		$—	$10,186	$16,230	$49,326	$52,914	$16,709
(e) Foreign currency cost		—		—	—	—	—	4	—

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2016

	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Assets
Investments - unaffiliated, at value (a)(d)	$907,841	$1,082,949	$2,514,006	$1,843,323	$1,452,527
Investments - affiliated, at value (b)	32,693	33,373	77,439	36,095	25,737
Total investments, at value (c)	940,534	1,116,322	2,591,445	1,879,418	1,478,264
Cash	18	2	—	—	124
Receivable for:
Fund shares sold	418	2,474	1,618	1,848	1,645
Dividends and interest	1,053	1,517	2,137	1,439	430
Total assets	942,023	1,120,315	2,595,200	1,882,705	1,480,463
Liabilities
Payable for:
Advisory fees	222	248	591	434	343
Administrative fees	118	132	323	235	185
12b-1 fees (Class A)	55	66	152	112	89
Investment securities purchased	—	7,811	—	—	—
Fund shares redeemed	474	649	1,417	1,422	704
Board of manager fees	15	17	47	48	28
Chief compliance officer fees	1	—	2	1	1
Other expenses	41	34	120	76	61
Return of securities loaned	31,714	9,704	75,835	28,029	19,678
Total liabilities	32,640	18,661	78,487	30,357	21,089
Net assets	$909,383	$1,101,654	$2,516,713	$1,852,348	$1,459,374
Net assets consist of:
Paid-in capital	$768,467	$896,601	$2,322,616	$1,816,132	$1,113,912
Undistributed (excess of distributions
over) net investment income (loss)	12,227	11,976	9,994	31,770	12,502
Accumulated net realized gain (loss)	55,324	22,135	196,634	(65,432)	32,483
Net unrealized appreciation (depreciation) on
investments and foreign currency	73,365	170,942	(12,531)	69,878	300,477
	$909,383	$1,101,654	$2,516,713	$1,852,348	$1,459,374
Net assets - Class A	$909,097	$1,101,086	$2,515,843	$1,850,929	$1,458,878
Shares outstanding - Class A	49,714	89,956	111,782	67,293	126,556
Net asset value per share - Class A	$18.29	$12.24	$22.51	$27.51	$11.53
Net assets - Class B	$286	$568	$870	$1,419	$496
Shares outstanding - Class B	15	46	38	51	42
Net asset value per share - Class B	$18.60	$12.25	$22.60	$27.93	$11.73
(a) Investments - unaffiliated, at cost	$834,476	$914,429	$2,526,537	$1,773,445	$1,152,050
(b) Investments - affiliated, at cost	32,693	30,951	77,439	36,095	25,737
(c) Total investments, at cost	$867,169	$945,380	$2,603,976	$1,809,540	$1,177,787
(d) Including value of securities on loan	$34,977	$9,772	$75,084	$29,623	$19,229

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Operations (in thousands)

For the Year Ended December 31, 2016

	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Global 30 Fund	JNL/Mellon Capital Nasdaq 100 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Communications Sector Fund
Investment Income
Dividends (a)	$13,287	$15,539	$11,863	$11,829	$6,747	$90,619	$4,166
Foreign taxes withheld	—	(394)	(2)	—	—	(1,634)	—
Securities lending (a)	55	31	432	125	436	3,982	935
Total investment income	13,342	15,176	12,293	11,954	7,183	92,967	5,101

Expenses
Advisory fees	1,442	985	2,656	1,673	1,377	8,652	416
Administrative fees	748	503	1,409	872	714	4,707	198
12b-1 fees (Class A)	998	671	1,878	1,161	951	6,297	265
Licensing fees paid to third parties	89	30	377	105	87	339	11
Legal fees	3	2	6	4	3	20	1
Board of manager fees	8	5	15	10	7	52	2
Chief compliance officer fees	1	1	2	1	1	7	—
Other expenses	8	7	14	13	6	82	4
Total expenses	3,297	2,204	6,357	3,839	3,146	20,156	897
Net investment income (loss)	10,045	12,972	5,936	8,115	4,037	72,811	4,204

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	2,125	972	32,819	(91,882)	2,528	(63,747)	4,777
Affiliated investments	—	—	—	—	—	—	—
Foreign currency	—	(153)	—	—	1	(411)	—
OTC derivative instruments	—	1	—	—	—	(88)	—
Exchange traded and centrally
cleared derivative instruments	603	—	755	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments	61,295	7,750	32,998	96,296	146,706	350,593	17,740
Foreign currency	—	23	—	—	1	50	—
Exchange traded and centrally
cleared derivative instruments	(45)	—	(157)	—	—	—	—
Net realized and unrealized gain (loss)	63,978	8,593	66,415	4,414	149,236	286,397	22,517
Change in net assets from operations	$74,023	$21,565	$72,351	$12,529	$153,273	$359,208	$26,721
(a) Income from affiliated investments	$60	$1	$24	$1	$13	$5	$936

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Operations (in thousands)

For the Year Ended December 31, 2016

	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Investment Income
Dividends (a)	$16,152	$16,381	$41,184	$40,740	$19,866
Foreign taxes withheld	—	(1)	—	—	—
Securities lending (a)	915	171	1,545	749	307
Total investment income	17,067	16,551	42,729	41,489	20,173

Expenses
Advisory fees	2,631	2,011	7,524	4,207	3,599
Administrative fees	1,395	1,055	4,113	2,271	1,933
12b-1 fees (Class A)	1,860	1,405	5,483	3,025	2,576
Licensing fees paid to third parties	79	59	231	128	109
Legal fees	6	5	17	9	8
Board of manager fees	15	11	45	23	21
Chief compliance officer fees	2	1	7	3	3
Other expenses	23	17	82	16	20
Total expenses	6,011	4,564	17,502	9,682	8,269
Net investment income (loss)	11,056	11,987	25,227	31,807	11,904

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	59,378	51,077	192,484	(28,002)	43,000
Affiliated investments	—	460	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments	(20,508)	99,079	(348,083)	373,659	101,739
Net realized and unrealized gain (loss)	38,870	150,616	(155,599)	345,657	144,739
Change in net assets from operations	$49,926	$162,603	$(130,372)	$377,464	$156,643
(a) Income from affiliated investments	$919	$329	$1,550	$766	$317

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Global 30 Fund	JNL/Mellon Capital Nasdaq 100 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Communications Sector Fund
Operations
Net investment income (loss)	$10,045	$12,972	$5,936	$8,115	$4,037	$72,811	$4,204
Net realized gain (loss)	2,728	820	33,574	(91,882)	2,529	(64,246)	4,777
Net change in unrealized appreciation
(depreciation)	61,250	7,773	32,841	96,296	146,707	350,643	17,740
Change in net assets from operations	74,023	21,565	72,351	12,529	153,273	359,208	26,721
Distributions to shareholders
From net investment income
Class A	—	—	(10,103)	(6,090)	(4,650)	(77,640)	(3,583)
Class B	—	—	(5)	(8)	(5)	(318)	(2)
From net realized gains
Class A	—	—	(134,667)	(42,241)	(12,185)	—	(7,782)
Class B	—	—	(50)	(44)	(10)	—	(5)
Total distributions to shareholders	—	—	(144,825)	(48,383)	(16,850)	(77,958)	(11,372)
Share transactions[1]
Proceeds from the sale of shares
Class A	117,287	56,215	449,170	81,121	473,660	248,472	39,533
Class B	—	—	85	151	485	7,696	13
Reinvestment of distributions
Class A	—	—	144,769	48,331	16,835	77,640	11,365
Class B	—	—	55	53	15	318	8
Cost of shares redeemed
Class A	(128,495)	(93,707)	(276,470)	(158,323)	(137,456)	(685,318)	(38,610)
Class B	—	—	(89)	(367)	(205)	(8,306)	(19)
Change in net assets from
share transactions	(11,208)	(37,492)	317,520	(29,034)	353,334	(359,498)	12,290
Change in net assets	62,815	(15,927)	245,046	(64,888)	489,757	(78,248)	27,639
Net assets beginning of year	495,176	353,629	886,992	637,632	331,565	3,290,179	115,697
Net assets end of year	$557,991	$337,702	$1,132,038	$572,744	$821,322	$3,211,931	$143,336
Undistributed (excess of distributions
over) net investment income (loss)	$—	$—	$5,921	$8,066	$4,023	$72,092	$4,201

[1]Share Transactions
Shares Sold
Class A	5,930	2,458	24,110	7,458	56,189	19,268	5,078
Class B	—	—	7	20	58	574	—
Reinvestment of distributions
Class A	—	—	8,249	3,299	2,056	5,977	812
Class B	—	—	5	5	2	24	1
Shares tendered in reverse share split
Class A (a)	—	—	—	(37,466)	—	—	(17,858)
Class B (a)	—	—	—	(36)	—	—	(12)
Shares redeemed
Class A	(6,643)	(4,181)	(15,118)	(14,349)	(17,170)	(53,578)	(4,484)
Class B	—	—	(7)	(56)	(25)	(621)	(2)
Change in shares
Class A	(713)	(1,723)	17,241	(41,058)	41,075	(28,333)	(16,452)
Class B	—	—	5	(67)	35	(23)	(13)
Purchases and sales of long term
investments
Purchase of securities	$30,756	$16,484	$1,552,918	$619,726	$605,233	$2,355,383	$37,531
Proceeds from sales of securities	$39,610	$41,538	$1,386,793	$689,731	$268,739	$2,727,134	$32,253

(a) As of close of business on May 6, 2016, the Fund implemented a reverse share split which resulted in a reduction in the number of shares. Shares sold and shares redeemed prior to May 6, 2016 reflected in the Statements of Changes in Net Assets were not adjusted for the reverse share split. See Note 9 in the Notes to the Financial Statements.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Operations
Net investment income (loss)	$11,056	$11,987	$25,227	$31,807	$11,904
Net realized gain (loss)	59,378	51,537	192,484	(28,002)	43,000
Net change in unrealized appreciation
(depreciation)	(20,508)	99,079	(348,083)	373,659	101,739
Change in net assets from operations	49,926	162,603	(130,372)	377,464	156,643
Distributions to shareholders
From net investment income
Class A	(6,230)	(10,677)	(47,489)	(30,505)	(9,127)
Class B	(2)	(7)	(19)	(26)	(4)
From net realized gains
Class A	(26,091)	(26,069)	(177,313)	—	(24,863)
Class B	(8)	(14)	(64)	—	(8)
Total distributions to shareholders	(32,331)	(36,767)	(224,885)	(30,531)	(34,002)
Share transactions[1]
Proceeds from the sale of shares
Class A	320,891	473,576	573,322	625,884	431,617
Class B	166	585	612	1,049	391
Reinvestment of distributions
Class A	32,321	36,746	224,802	30,505	33,990
Class B	10	21	83	26	12
Cost of shares redeemed
Class A	(449,283)	(244,121)	(1,089,438)	(329,647)	(408,174)
Class B	(200)	(472)	(826)	(1,016)	(351)
Change in net assets from
share transactions	(96,095)	266,335	(291,445)	326,801	57,485
Change in net assets	(78,500)	392,171	(646,702)	673,734	180,126
Net assets beginning of year	987,883	709,483	3,163,415	1,178,614	1,279,248
Net assets end of year	$909,383	$1,101,654	$2,516,713	$1,852,348	$1,459,374
Undistributed (excess of distributions
over) net investment income (loss)	$12,227	$11,976	$9,994	$31,770	$12,502

[1]Share Transactions
Shares Sold
Class A	18,067	42,262	23,743	26,173	39,876
Class B	8	53	26	41	34
Reinvestment of distributions
Class A	1,849	3,589	9,843	1,203	3,003
Class B	1	2	4	1	1
Shares redeemed
Class A	(25,467)	(23,861)	(45,264)	(13,538)	(38,885)
Class B	(11)	(43)	(35)	(40)	(31)
Change in shares
Class A	(5,551)	21,990	(11,678)	13,838	3,994
Class B	(2)	12	(5)	2	4
Purchases and sales of long term
investments
Purchase of securities	$124,998	$501,160	$189,578	$415,757	$200,683
Proceeds from sales of securities	$263,374	$262,150	$674,764	$102,036	$169,235

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

		JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Global 30 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Communications Sector Fund
	Operations
	Net investment income	$16,019	$15,025	$10,104	$6,097	$4,654	$78,978	$3,585
	Net realized gain (loss)	89,910	(13,420)	133,681	34,280	13,569	275,657	8,108
	Net change in unrealized appreciation (depreciation)	(109,643)	(36,654)	(137,574)	(107,565)	(39,763)	(476,807)	(8,185)
	Change in net assets from operations	(3,714)	(35,049)	6,211	(67,188)	(21,540)	(122,172)	3,508
	Distributions to shareholders
	From net investment income
	Class A	–	–	(4,558)	(8,507)	(8,906)	(91,458)	(4,405)
	Class B	–	–	(2)	(13)	(10)	(345)	(3)
	From net realized gains
	Class A	–	–	(103,297)	(232,386)	(128,371)	–	(3,737)
	Class B	–	–	(40)	(291)	(131)	–	(3)
	Total distributions to shareholders	–	–	(107,897)	(241,197)	(137,418)	(91,803)	(8,148)
	Share transactions[1]
	Proceeds from the sale of shares
	Class A	108,080	160,294	423,153	186,865	114,259	339,562	18,520
	Class B	–	–	196	135	60	1,031	86
	Proceeds in connection with acquisition
	Class A	–	–	–	430,732	–	447,832	–
	Class B	–	–	–	213	–	1,144	–
	Reinvestment of distributions
	Class A	–	–	107,855	240,893	137,277	91,458	8,142
	Class B	–	–	42	304	141	345	6
	Cost of shares redeemed
	Class A	(189,949)	(154,545)	(549,806)	(462,040)	(249,005)	(848,570)	(41,094)
	Class B	–	–	(497)	(133)	(160)	(1,665)	(96)
	Change in net assets from share transactions	(81,869)	5,749	(19,057)	396,969	2,572	31,137	(14,436)
	Change in net assets	(85,583)	(29,300)	(120,743)	88,584	(156,386)	(182,838)	(19,076)
	Net assets beginning of year	580,759	382,929	1,007,735	549,048	487,951	3,473,017	134,773
	Net assets end of year	$495,176	$353,629	$886,992	$637,632	$331,565	$3,290,179	$115,697
	Undistributed net investment income	$–	$–	$10,093	$6,049	$4,640	$78,681	$3,582
[1]	Share transactions
	Shares sold
	Class A	5,737	6,605	19,949	14,118	9,574	25,894	3,875
	Class B	–	–	12	11	5	78	19
	Shares issued in connection with acquisition
	Class A	–	–	–	30,927	–	32,796	–
	Class B	–	–	–	18	–	84	–
	Reinvestment of distributions
	Class A	–	–	5,710	29,377	18,476	7,299	1,842
	Class B	–	–	3	47	19	27	1
	Shares redeemed
	Class A	(10,110)	(6,496)	(26,120)	(35,265)	(20,633)	(64,870)	(8,650)
	Class B	–	–	(31)	(12)	(13)	(127)	(21)
	Change in shares
	Class A	(4,373)	109	(461)	39,157	7,417	1,119	(2,933)
	Class B	–	–	(16)	64	11	62	(1)

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

		JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
	Operations
	Net investment income	$6,233	$10,683	$22,446	$30,528	$9,127
	Net realized gain (loss)	25,265	29,608	200,884	(10,902)	24,862
	Net change in unrealized appreciation (depreciation)	(3,526)	(52,953)	(115,786)	(357,963)	9,013
	Change in net assets from operations	27,972	(12,662)	107,544	(338,337)	43,002
	Distributions to shareholders
	From net investment income
	Class A	(3,811)	(7,273)	(13,043)	(20,558)	(6,983)
	Class B	(1)	(4)	(6)	(21)	(3)
	From net realized gains
	Class A	(65,772)	(33,075)	(116,676)	(34,845)	(84,468)
	Class B	(19)	(17)	(41)	(32)	(26)
	Total distributions to shareholders	(69,603)	(40,369)	(129,766)	(55,456)	(91,480)
	Share transactions[1]
	Proceeds from the sale of shares
	Class A	665,870	358,451	1,806,914	620,975	585,938
	Class B	173	105	468	273	172
	Proceeds in connection with acquisition
	Class A	–	–	–	–	–
	Class B	–	–	–	–	–
	Reinvestment of distributions
	Class A	69,583	40,348	129,719	55,403	91,451
	Class B	20	21	47	53	29
	Cost of shares redeemed
	Class A	(257,166)	(232,940)	(792,094)	(319,144)	(325,447)
	Class B	(63)	(138)	(528)	(403)	(183)
	Change in net assets from share transactions	478,417	165,847	1,144,526	357,157	351,960
	Change in net assets	436,786	112,816	1,122,304	(36,636)	303,482
	Net assets beginning of year	551,097	596,667	2,041,111	1,215,250	975,766
	Net assets end of year	$987,883	$709,483	$3,163,415	$1,178,614	$1,279,248
	Undistributed net investment income	$6,227	$10,673	$25,259	$30,494	$9,243
[1]	Share transactions
	Shares sold
	Class A	34,738	32,151	67,017	22,517	53,265
	Class B	9	9	17	10	15
	Shares issued in connection with acquisition
	Class A	–	–	–	–	–
	Class B	–	–	–	–	–
	Reinvestment of distributions
	Class A	3,840	3,835	5,210	2,343	8,603
	Class B	1	2	2	2	3
	Shares redeemed
	Class A	(13,655)	(21,244)	(30,077)	(11,807)	(29,910)
	Class B	(3)	(12)	(20)	(14)	(17)
	Change in shares
	Class A	24,923	14,742	42,150	13,053	31,958
	Class B	7	(1)	(1)	(2)	1

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations						Distributions from								Supplemental data		Ratios
Period ended	Net asset value, beginning of period($)		Net investment income (loss)($)(a)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(b)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Capital Dow Index Fund
Class A
12/31/16	18.71		0.39		2.57		2.96		—		—		21.67		15.82		557,991	6	0.66	2.01
12/31/15	18.83		0.55		(0.67)		(0.12)		—		—		18.71		(0.64)		495,176	115	0.66	2.93
12/31/14	17.15		0.50		1.18		1.68		—		—		18.83		9.80		580,759	24	0.67	2.79
12/31/13	13.14		0.43		3.58		4.01		—		—		17.15		30.52		584,429	43	0.66	2.79
12/31/12	11.81		0.40		0.93		1.33		—		—		13.14		11.26		462,793	30	0.67	3.11

JNL/Mellon Capital Global 30 Fund
Class A
12/31/16	22.01		0.87		0.66		1.53		—		—		23.54		6.95		337,702	5	0.66	3.86
12/31/15	23.99		0.87		(2.85)		(1.98)		—		—		22.01		(8.25)		353,629	125	0.69	3.65
12/31/14	21.64		1.42		0.93		2.35		—		—		23.99		10.86		382,929	29	0.70	6.50
12/31/13	19.10		0.88		1.66		2.54		—		—		21.64		13.30	(c)	412,489	49	0.70	4.25
12/31/12	15.54		0.71		2.85		3.56		—		—		19.10		22.91		419,766	53	0.70	4.13

JNL/Mellon Capital Nasdaq 100 Fund
Class A
12/31/16	18.93		0.12		1.37		1.49		(0.19)		(2.56)		17.66		7.94		1,131,773	148	0.68	0.63
12/31/15	21.29		0.22		0.08		0.30		(0.11)		(2.55)		18.93		1.43		886,744	85	0.68	1.04
12/31/14	19.00		0.12		3.40		3.52		(0.04)		(1.19)		21.29		18.44		1,007,193	55	0.68	0.61
12/31/13	13.84		0.05		5.62		5.67		(0.14)		(0.37)		19.00		41.10		609,174	79	0.68	0.32
12/31/12	11.67		0.15		2.15		2.30		(0.03)		(0.10)		13.84		19.66		419,999	78	0.69	1.15

Class B
12/31/16	13.46		0.11		0.97		1.08		(0.23)		(2.56)		11.75		8.18		265	148	0.48	0.83
12/31/15	15.90		0.21		0.05		0.26		(0.15)		(2.55)		13.46		1.65		248	85	0.48	1.31
12/31/14	14.44		0.13		2.58		2.71		(0.06)		(1.19)		15.90		18.67		542	55	0.48	0.82
12/31/13	10.60		0.07		4.30		4.37		(0.16)		(0.37)		14.44		41.44		381	79	0.48	0.53
12/31/12	8.97		0.15		1.63		1.78		(0.05)		(0.10)		10.60		19.75		347	78	0.49	1.49

JNL/Mellon Capital S&P 24 Fund
Class A
12/31/16	16.19	(d)	0.22	(d)	0.17	(d)	0.39	(d)	(0.17)		(1.20)		15.21		2.80		572,241	106	0.66	1.40
12/31/15	27.75	(d)	0.24	(d)	(2.42)	(d)	(2.18)	(d)	(0.33)	(d)	(9.05)	(d)	16.19	(d)	(8.29)		636,922	126	0.67	0.96
12/31/14	29.66	(d)	0.31	(d)	1.25	(d)	1.56	(d)	(0.23)	(d)	(3.24)	(d)	27.75	(d)	5.18		548,488	108	0.66	1.05
12/31/13	21.70	(d)	0.15	(d)	8.59	(d)	8.74	(d)	(0.24)	(d)	(0.54)	(d)	29.66	(d)	40.51		1,052,886	74	0.66	0.60
12/31/12	21.20	(d)	0.32	(d)	2.13	(d)	2.45	(d)	(0.11)	(d)	(1.84)	(d)	21.70	(d)	11.53		580,127	98	0.66	1.42

Class B
12/31/16	12.87	(d)	0.20	(d)	0.12	(d)	0.32	(d)	(0.21)		(1.20)		11.78		2.97		503	106	0.46	1.61
12/31/15	24.14	(d)	0.25	(d)	(2.08)	(d)	(1.83)	(d)	(0.39)	(d)	(9.05)	(d)	12.87	(d)	(8.13)		710	126	0.47	1.14
12/31/14	26.26	(d)	0.34	(d)	1.09	(d)	1.43	(d)	(0.31)	(d)	(3.24)	(d)	24.14	(d)	5.39		560	108	0.46	1.29
12/31/13	19.26	(d)	0.18	(d)	7.63	(d)	7.81	(d)	(0.27)	(d)	(0.54)	(d)	26.26	(d)	40.84		502	74	0.46	0.79
12/31/12	19.00	(d)	0.33	(d)	1.92	(d)	2.25	(d)	(0.15)	(d)	(1.84)	(d)	19.26	(d)	11.81		372	98	0.46	1.62

JNL/Mellon Capital S&P SMid 60 Fund
Class A
12/31/16	7.26		0.07		2.39		2.46		(0.07)		(0.18)		9.47		34.40		820,565	56	0.66	0.85
12/31/15	12.76		0.14		(0.67)		(0.53)		(0.32)		(4.65)		7.26		(5.05)		331,230	79	0.67	1.20
12/31/14	13.90		0.21		0.25		0.46		(0.09)		(1.51)		12.76		3.50		487,496	83	0.66	1.49
12/31/13	10.43		0.06		3.78		3.84		(0.19)		(0.18)		13.90		36.89		670,340	74	0.66	0.50
12/31/12	9.93		0.21		1.14		1.35		(0.09)		(0.76)		10.43		13.85		479,241	90	0.66	1.96

Class B
12/31/16	7.12		0.08		2.33		2.41		(0.08)		(0.18)		9.27		34.42		757	56	0.46	1.06
12/31/15	12.63		0.17		(0.66)		(0.49)		(0.37)		(4.65)		7.12		(4.81)		335	79	0.47	1.41
12/31/14	13.77		0.24		0.25		0.49		(0.12)		(1.51)		12.63		3.79		455	83	0.46	1.73
12/31/13	10.33		0.08		3.75		3.83		(0.21)		(0.18)		13.77		37.17		625	74	0.46	0.66
12/31/12	9.85		0.32		1.03		1.35		(0.11)		(0.76)		10.33		13.96		481	90	0.46	3.03

JNL/Mellon Capital JNL 5 Fund
Class A
12/31/16	12.46		0.30		1.20		1.50		(0.33)		—		13.63		12.18		3,199,574	74	0.64	2.30
12/31/15	13.21		0.30		(0.70)		(0.40)		(0.35)		—		12.46		(3.02)		3,278,583	74	0.64	2.26
12/31/14	12.11		0.33		1.04		1.37		(0.27)		—		13.21		11.32		3,461,552	65	0.64	2.65
12/31/13	9.43		0.23		2.75		2.98		(0.30)		—		12.11		31.68	(c)	3,586,432	59	0.64	2.11
12/31/12	8.23		0.25		1.23		1.48		(0.28)		—		9.43		18.04		3,115,051	67	0.64	2.76

Class B
12/31/16	12.49		0.32		1.21		1.53		(0.36)		—		13.66		12.40		12,357	74	0.44	2.50
12/31/15	13.25		0.32		(0.70)		(0.38)		(0.38)		—		12.49		(2.88)		11,596	74	0.44	2.46
12/31/14	12.14		0.35		1.06		1.41		(0.30)		—		13.25		11.59		11,465	65	0.44	2.83
12/31/13	9.45		0.25		2.76		3.01		(0.32)		—		12.14		31.96	(c)	10,840	59	0.44	2.31

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations						Distributions from							Supplemental data		Ratios
Period ended	Net asset value, beginning of period($)		Net investment income (loss)($)(a)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(b)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
12/31/12	8.25		0.27		1.23		1.50		(0.30)		—		9.45		18.25	8,868	67	0.44	2.97

JNL/Mellon Capital Communications Sector Fund
Class A
12/31/16	13.39	(d)	0.47	(d)	2.57	(d)	3.04	(d)	(0.40)		(0.87)		15.15		23.55	143,245	24	0.68	3.18
12/31/15	14.01	(d)	0.40	(d)	(0.02)	(d)	0.38	(d)	(0.54)	(d)	(0.46)	(d)	13.39	(d)	2.73	115,618	21	0.68	2.82
12/31/14	13.64	(d)	0.44	(d)	0.32	(d)	0.76	(d)	(0.39)	(d)	—		14.01	(d)	5.52	134,685	56	0.68	3.12
12/31/13	11.51	(d)	0.41	(d)	2.00	(d)	2.41	(d)	(0.28)	(d)	—		13.64	(d)	21.02	136,987	48	0.70	3.21
12/31/12	9.77	(d)	0.37	(d)	1.62	(d)	1.99	(d)	(0.25)	(d)	—		11.51	(d)	20.34	102,731	59	0.70	3.31

Class B
12/31/16	12.72	(d)	0.47	(d)	2.43	(d)	2.90	(d)	(0.43)		(0.87)		14.32		23.69	91	24	0.48	3.40
12/31/15	13.37	(d)	0.35	(d)	0.04	(d)	0.39	(d)	(0.58)	(d)	(0.46)	(d)	12.72	(d)	2.92	79	21	0.48	2.56
12/31/14	13.04	(d)	0.45	(d)	0.30	(d)	0.75	(d)	(0.42)	(d)	—		13.37	(d)	5.74	88	56	0.48	3.34
12/31/13	11.00	(d)	0.42	(d)	1.91	(d)	2.33	(d)	(0.29)	(d)	—		13.04	(d)	21.34	109	48	0.50	3.44
12/31/12	9.34	(d)	0.39	(d)	1.53	(d)	1.92	(d)	(0.26)	(d)	—		11.00	(d)	20.83	94	59	0.50	3.75

JNL/Mellon Capital Consumer Brands Sector Fund
Class A
12/31/16	17.87		0.21		0.86		1.07		(0.13)		(0.52)		18.29		6.16	909,097	13	0.65	1.19
12/31/15	18.16		0.16		0.93		1.09		(0.08)		(1.30)		17.87		5.90	987,578	12	0.65	0.85
12/31/14	17.25		0.13		1.72		1.85		(0.10)		(0.84)		18.16		10.81	550,913	43	0.66	0.76
12/31/13	12.58		0.12		5.03		5.15		(0.09)		(0.39)		17.25		41.11	521,754	20	0.67	0.76
12/31/12	10.53		0.19		2.28		2.47		(0.05)		(0.37)		12.58		23.47	228,728	29	0.68	1.53

Class B
12/31/16	18.16		0.25		0.87		1.12		(0.15)		(0.52)		18.60		6.34	286	13	0.45	1.37
12/31/15	18.41		0.20		0.95		1.15		(0.10)		(1.30)		18.16		6.14	305	12	0.45	1.04
12/31/14	17.47		0.17		1.73		1.90		(0.12)		(0.84)		18.41		11.00	184	43	0.46	0.97
12/31/13	12.72		0.13		5.11		5.24		(0.10)		(0.39)		17.47		41.38	197	20	0.47	0.86
12/31/12	10.63		0.20		2.32		2.52		(0.06)		(0.37)		12.72		23.72	268	29	0.48	1.67

JNL/Mellon Capital Financial Sector Fund
Class A
12/31/16	10.43		0.18		2.22		2.40		(0.17)		(0.42)		12.24		24.10	1,101,086	37	0.65	1.70
12/31/15	11.20		0.19		(0.31)		(0.12)		(0.12)		(0.53)		10.43		(1.12)	709,127	13	0.65	1.69
12/31/14	10.22		0.15		1.18		1.33		(0.09)		(0.26)		11.20		13.06	596,274	21	0.66	1.44
12/31/13	7.76		0.11		2.47		2.58		(0.07)		(0.05)		10.22		33.35	472,278	13	0.67	1.24
12/31/12	6.21		0.11		1.51		1.62		(0.07)		—		7.76		26.12	236,065	32	0.68	1.54

Class B
12/31/16	10.44		0.20		2.22		2.42		(0.19)		(0.42)		12.25		24.32	568	37	0.45	1.90
12/31/15	11.20		0.21		(0.31)		(0.10)		(0.13)		(0.53)		10.44		(0.88)	356	13	0.45	1.86
12/31/14	10.21		0.17		1.19		1.36		(0.11)		(0.26)		11.20		13.32	393	21	0.46	1.62
12/31/13	7.75		0.13		2.46		2.59		(0.08)		(0.05)		10.21		33.52	351	13	0.47	1.42
12/31/12	6.19		0.12		1.52		1.64		(0.08)		—		7.75		26.56	289	32	0.48	1.74

JNL/Mellon Capital Healthcare Sector Fund
Class A
12/31/16	25.61		0.22		(1.17)		(0.95)		(0.45)		(1.70)		22.51		(3.82)	2,515,843	7	0.64	0.92
12/31/15	25.09		0.21		1.41		1.62		(0.11)		(0.99)		25.61		6.58	3,162,298	15	0.64	0.78
12/31/14	20.32		0.20		4.91		5.11		(0.11)		(0.23)		25.09		25.14	2,040,005	18	0.65	0.89
12/31/13	14.61		0.21		5.77		5.98		(0.11)		(0.16)		20.32		40.99	1,049,978	8	0.66	1.14
12/31/12	12.48		0.22		2.09		2.31		(0.11)		(0.07)		14.61		18.47	432,499	13	0.67	1.57

Class B
12/31/16	25.72		0.27		(1.18)		(0.91)		(0.51)		(1.70)		22.60		(3.67)	870	7	0.44	1.12
12/31/15	25.16		0.26		1.43		1.69		(0.14)		(0.99)		25.72		6.82	1,117	15	0.44	0.97
12/31/14	20.35		0.25		4.92		5.17		(0.13)		(0.23)		25.16		25.39	1,106	18	0.45	1.09
12/31/13	14.62		0.24		5.78		6.02		(0.13)		(0.16)		20.35		41.20	724	8	0.46	1.35
12/31/12	12.47		0.25		2.10		2.35		(0.13)		(0.07)		14.62		18.77	467	13	0.47	1.76

JNL/Mellon Capital Oil & Gas Sector Fund
Class A
12/31/16	22.03		0.51		5.45		5.96		(0.48)		—		27.51		27.21	1,850,929	7	0.64	2.10
12/31/15	30.04		0.65		(7.56)		(6.91)		(0.41)		(0.69)		22.03		(23.26)	1,177,533	3	0.64	2.36
12/31/14	34.53		0.57		(4.13)		(3.56)		(0.39)		(0.54)		30.04		(10.36)	1,213,723	14	0.65	1.61
12/31/13	28.21		0.47		6.65		7.12		(0.39)		(0.41)		34.53		25.34	1,167,730	10	0.66	1.48
12/31/12	27.43		0.40		0.79		1.19		(0.31)		(0.10)		28.21		4.35	889,620	14	0.66	1.44

Class B
12/31/16	22.35		0.57		5.53		6.10		(0.52)		—		27.93		27.47	1,419	7	0.44	2.32
12/31/15	30.46		0.71		(7.67)		(6.96)		(0.46)		(0.69)		22.35		(23.11)	1,081	3	0.44	2.54
12/31/14	34.99		0.64		(4.18)		(3.54)		(0.45)		(0.54)		30.46		(10.18)	1,527	14	0.45	1.81
12/31/13	28.56		0.54		6.74		7.28		(0.44)		(0.41)		34.99		25.62	1,668	10	0.46	1.66

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data		Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(a)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(b)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
12/31/12	27.77	0.47	0.78	1.25	(0.36)	(0.10)	28.56	4.53	1,153	14	0.46	1.64

JNL/Mellon Capital Technology Sector Fund
Class A
12/31/16	10.43	0.10	1.28	1.38	(0.08)	(0.21)	11.53	13.30	1,458,878	13	0.64	0.92
12/31/15	10.77	0.09	0.40	0.49	(0.06)	(0.77)	10.43	4.41	1,278,843	7	0.64	0.82
12/31/14	9.12	0.10	1.78	1.88	(0.06)	(0.17)	10.77	20.61	975,364	29	0.66	0.97
12/31/13	7.39	0.08	1.84	1.92	(0.05)	(0.14)	9.12	26.18	608,457	12	0.67	1.05
12/31/12	7.03	0.06	0.72	0.78	(0.02)	(0.40)	7.39	11.23	431,124	20	0.67	0.80

Class B
12/31/16	10.61	0.12	1.30	1.42	(0.09)	(0.21)	11.73	13.44	496	13	0.44	1.13
12/31/15	10.92	0.11	0.43	0.54	(0.08)	(0.77)	10.61	4.75	405	7	0.44	1.02
12/31/14	9.24	0.12	1.80	1.92	(0.07)	(0.17)	10.92	20.79	402	29	0.46	1.17
12/31/13	7.48	0.10	1.87	1.97	(0.07)	(0.14)	9.24	26.46	381	12	0.47	1.25
12/31/12	7.10	0.08	0.73	0.81	(0.03)	(0.40)	7.48	11.57	329	20	0.47	0.99

(a)	Calculated using the average shares method.
(b)	Total return assumes reinvestment of all distributions for the period. Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows: JNL/Mellon Capital Global 30 Fund - 13.19%; JNL/Mellon Capital JNL 5 Fund - 31.57% and 31.85%.

(d)

On May 6, 2016, the Fund effected a reverse share split as described in Note 9 in the Notes to the Financial Statements. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2016

NOTE 1. ORGANIZATION

[[L:TC_Field]]

The JNL Variable Fund LLC ("JNL Variable Fund") or “Company”) is a limited liability company organized under the laws of Delaware, by an operating agreement dated February 11, 1999, as amended December 3, 2014. The Funds are registered with the U.S. Securities and Exchange Commission (“SEC”) as non-diversified funds under the Investment Company Act of 1940, as amended (“1940 Act”) and their shares are registered under the Securities Act of 1933, as amended ("1933 Act"). The JNL Variable Fund includes the following twelve (12) separate Funds, (each a “Fund”, and collectively, “Funds"). The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds' prospectus.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to Jackson and its separate accounts and other affiliated registered investment companies (“RIC”) to fund the benefits of variable annuity contracts and variable life insurance policies. Shares may also be sold directly to Jackson and to other affiliated funds. The Funds and each Fund's Sub-Adviser are:

Fund:	Sub-Adviser:

JNL/Mellon Capital Dow Index Fund, JNL/Mellon Capital Global 30 Fund, JNL/Mellon Capital Nasdaq 100 Fund, JNL/Mellon Capital S&P 24 Fund, JNL/Mellon Capital S&P SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, JNL/Mellon Capital Technology Sector Fund

Mellon Capital Management Corporation

Effective April 25, 2016, the name of JNL/Mellon Capital Nasdaq 25 Fund changed to JNL/Mellon Capital Nasdaq 100 Fund.

All Funds, except for JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Global 30 Fund, are RICs and offer Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights. JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Global 30 Fund are each a limited liability company with its interests solely owned by Jackson National Separate Account-I.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers ("Board" or "Managers") has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Funds and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2016

other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations. Realized gains and losses are determined on the specific identification basis.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Funds that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Fund level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Company’s organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by RICs. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the final rules will have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, "FAIR VALUE MEASUREMENT"

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2016

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities (in thousands) as of December 31, 2016 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

JNL/Mellon Capital Dow Index Fund	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other [1] ($)	Total ($)
Assets - Securities
Common Stocks	549,919	—	—	—	549,919
Short Term Investments	7,189	809	—	—	7,998
	557,108	809	—	—	557,917

JNL/Mellon Capital Dow Index Fund	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other [1] ($)	Total ($)
Liabilities – Investments in Other Financial Instruments[2]
Open Futures Contracts	(45)	—	—	—	(45)
	(45)	—	—	—	(45)

JNL/Mellon Capital Global 30 Fund	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other [1] ($)	Total ($)
Assets - Securities
Common Stocks	130,793	205,389	—	—	336,182
Consumer Discretionary	13,366	32,568	—	—	45,934
Consumer Staples	12,745	22,371	—	—	35,116
Energy	29,417	37,804	—	—	67,221
Financials	—	60,819	—	—	60,819
Health Care	23,055	10,699	—	—	33,754
Industrials	27,199	23,577	—	—	50,776
Information Technology	12,228	—	—	—	12,228
Telecommunication Services	12,783	8,052	—	—	20,835
Utilities	—	9,499	—	—	9,499
Short Term Investments	972	—	—	—	972
	131,765	205,389	—	—	337,154

JNL/Mellon Capital Nasdaq 100 Fund	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other [1] ($)	Total ($)
Assets - Securities
Common Stocks	1,118,976	—	—	—	1,118,976
Short Term Investments	13,363	1,279	—	—	14,642
	1,132,339	1,279	—	—	1,133,618

JNL/Mellon Capital Nasdaq 100 Fund	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other [1] ($)	Total ($)
Liabilities – Investments in Other Financial Instruments[2]
Open Futures Contracts	(157)	—	—	—	(157)
	(157)	—	—	—	(157)

JNL/Mellon Capital S&P 24 Fund	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other [1] ($)	Total ($)
Assets - Securities
Common Stocks	572,366	—	—	—	572,366

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2016

572,366	—	—	—	572,366

JNL/Mellon Capital S&P SMid 60 Fund	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other [1] ($)	Total ($)
Assets - Securities
Common Stocks	817,253	—	—	—	817,253
Short Term Investments	59,506	—	—	—	59,506
	876,759	—	—	—	876,759

JNL/Mellon Capital JNL 5 Fund	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other [1] ($)	Total ($)
Assets - Securities
Common Stocks	2,806,936	397,520	—	—	3,204,456
Short Term Investments	30,313	—	—	—	30,313
	2,837,249	397,520	—	—	3,234,769

JNL/Mellon Capital Communications Sector Fund	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other [1] ($)	Total ($)
Assets - Securities
Common Stocks	143,507	—	—	—	143,507
Short Term Investments	40	—	—	13,772	13,812
	143,547	—	—	13,772	157,319

JNL/Mellon Capital Consumer Brands Sector Fund	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other [1] ($)	Total ($)
Assets - Securities
Common Stocks	907,841	—	—	—	907,841
Short Term Investments	979	—	—	31,714	32,693
	908,820	—	—	31,714	940,534

JNL/Mellon Capital Financial Sector Fund	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other [1] ($)	Total ($)
Assets - Securities
Common Stocks	1,098,808	—	—	—	1,098,808
Short Term Investments	7,810	—	—	9,704	17,514
	1,106,618	—	—	9,704	1,116,322

JNL/Mellon Capital Healthcare Sector Fund	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other [1] ($)	Total ($)
Assets - Securities
Common Stocks	2,513,849	—	—	—	2,513,849
Rights	—	—	157	—	157
Short Term Investments	1,604	—	—	75,835	77,439
	2,515,453	—	157	75,835	2,591,445

JNL/Mellon Capital Oil & Gas Sector Fund	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other [1] ($)	Total ($)
Assets - Securities
Common Stocks	1,843,323	—	—	—	1,843,323
Short Term Investments	8,066	—	—	28,029	36,095
	1,851,389	—	—	28,029	1,879,418

JNL/Mellon Capital Technology Sector Fund	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other [1] ($)	Total ($)
Assets - Securities
Common Stocks	1,452,527	—	—	—	1,452,527
Short Term Investments	6,059	—	—	19,678	25,737
	1,458,586	—	—	19,678	1,478,264

1Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2Investments in other financial instruments include futures contracts which reflect the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 for the year. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at December 31, 2016.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2016

NOTE 4. INVESTMENTS AND RISKS

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equities – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC. The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable for return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as investment - at value on the Statements of Assets and Liabilities. The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities. Each Fund’s net exposure is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that the Funds focus on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a Fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2016

Foreign Securities Risk. Investing in securities of foreign companies or securities issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Industry Concentration Risk. A Fund may concentrate its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others. To the extent that a Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s sub-advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to/from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange cleared derivative transactions such as futures. Exchange cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the FCM an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. In the event of a default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund's assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts. A Fund may buy and sell futures on equities and indices. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

FASB ASC Topic 815, “Derivatives and Hedging”. This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument's primary underlying risk exposure which is categorized as credit, equity

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2016

price, interest rate and foreign currency exchange rate risk. The objectives, strategies and underlying risks for derivatives held by Funds are discussed in the following paragraphs.

JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Nasdaq 100 Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities.

At December 31, 2016, variation margin related to futures contracts is reflected as variation margin on derivative instruments in the Statements of Assets and Liabilities. None of the futures contracts held by the Funds are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statements of Assets and Liabilities as of December 31, 2016. During the year ended December 31, 2016, realized gain (loss) and change in unrealized appreciation (depreciation) on futures contracts is reflected in exchange cleared derivative instruments for such investments in the Statements of Operations. Net exposure to the Funds for futures contracts is the variation margin in addition to any collateral pledged for the initial margin on the futures contracts. At December 31, 2016, the JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Nasdaq 100 Fund had $809 and $1,279 securities pledged respectively, as collateral for futures contracts. The futures contracts outstanding as of December 31, 2016, as disclosed in the Schedules of Investments and the amounts of realized and changes in the unrealized gains and losses on exchanged cleared derivatives transactions during the year as disclosed in the Statements of Operations serve as indicators of the volume of activity for the Funds. For the year ended December 31, 2016, the average monthly notional value at purchase of futures contracts in the JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Nasdaq 100 Fund was $1,683 and $7,736, respectively.

The JNL/Mellon Capital JNL 5 Fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. At December 31, 2016, unrealized appreciation on the forward foreign currency contracts was $0. During the year ended December 31, 2016, realized gain (loss) and change in unrealized appreciation (depreciation) on forward foreign currency contracts is reflected in foreign currency in the Statement of Operations. The forward foreign currency contracts outstanding as of December 31, 2016, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on foreign currency during the year as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund. For the year ended December 31, 2016, the average monthly cost of forward foreign currency contracts in the Fund was $102.

NOTE 7. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Company has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Adviser as compensation for their services.

JNAM also serves as the “Administrator” to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the advisory fee and administrative fee each Fund is currently obligated to pay JNAM.

	Advisory Fee (m-millions; b-billions)					Administrative Fee (b-billions)
	$0 to $50m %	$50m to $100m %	$100m to $750m %	$750m to $3b %	Over $3b %	$0 to $3b %	Over $3b %
JNL/Mellon Capital Dow Index Fund	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital Global 30 Fund	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital Nasdaq 100 Fund	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital S&P 24 Fund	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital S&P SMid 60 Fund	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital JNL 5 Fund	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital Communications Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Consumer Brands Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Financial Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Healthcare Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Oil & Gas Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Technology Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13

Distribution Fees. The Funds have adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Funds will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. Under the Plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A shares, and pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2016

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby disinterested Managers may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Manager. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in payable for board of managers fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in board of managers fees set forth in the Statements of Operations.

Investments in Affiliates. During the year ended December 31, 2016, certain Funds invested in a money market fund which is managed by the Adviser. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Money Market Fund. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds' Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

The following table details each Fund's short term investments in affiliates held during the year ended December 31, 2016.

	JNL Money Market Fund
Fund	Beginning Amortized Cost $	Ending Amortized Cost $	Dividend Income $
JNL/Mellon Capital Dow Index Fund	-	7,189	5
JNL/Mellon Capital Global 30 Fund	-	972	1
JNL/Mellon Capital Nasdaq 100 Fund	1,834	11,660	24
JNL/Mellon Capital S&P 24 Fund	-	-	1
JNL/Mellon Capital S&P SMid 60 Fund	660	11,868	13
JNL/Mellon Capital JNL 5 Fund	1,229	1,865	5
JNL/Mellon Capital Communications Sector Fund	-	40	1
JNL/Mellon Capital Consumer Brands Sector Fund	4,489	979	4
JNL/Mellon Capital Financial Sector Fund	3,652	7,810	10
JNL/Mellon Capital Healthcare Sector Fund	5,218	1,604	5
JNL/Mellon Capital Oil & Gas Sector Fund	9,015	8,066	17
JNL/Mellon Capital Technology Sector Fund	9,912	6,059	10

The JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund's Sub-Adviser. The following table details the Fund's long-term investment in this affiliate held at December 31, 2016.

Fund	Affiliate	Beginning Value $	Purchases $	Sales Proceeds $	Dividend Income $	Realized Gain $	Ending Value $
JNL/Mellon Capital Financial Sector Fund	Bank of New York Mellon Corp.	8,277	7,361	1,187	148	460	15,859

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are Funds for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. Rule 17a-7 transactions are executed at current market price. The following Funds had Rule 17a-7 transactions (in thousands) that were deemed significant by the Adviser during the year ended December 31, 2016.

Fund	Purchase of Securities $	Proceeds from Sales of Securities $
JNL/Mellon Capital S&P 24 Fund	85,669	46,413

NOTE 8. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective June 3, 2016, the Participating Funds may borrow up to the lesser of $600,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to June 3, 2016, the amount available under the facility was $450,000,000. The Participating Funds paid an up-front fee of $45,000 on June 3, 2016 for the increase in the SCA. Effective June 3, 2016, JNL/PPM America Floating Rate Income Fund, a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other Participating Funds based on each fund’s net assets as a percentage of the Participating Funds’ total net assets. Prior to June 3, 2016, the Participating Funds paid an annual fee of 0.10% of the available commitments which was allocated to the Participating Funds based on each Participating Fund’s net

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2016

assets as a percentage of the Participating Funds’ total net assets. During the year, the Participating Funds paid an annual administration fee to JPM Chase which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations. No amounts were borrowed under the facility during the year.

Pursuant to an Exemptive Order issued by the SEC, the Funds along with certain other funds advised by JNAM may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at year end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the year.

NOTE 9. REVERSE SHARE SPLIT

As of close of business on May 6, 2016, JNL/Mellon Capital S&P 24 Fund implemented a 2 for 1 reverse share split and JNL/Mellon Capital Communications Sector Fund implemented a 3 for 1 reverse share split. The reverse share splits effectively decreased the number of shares outstanding for Class A and Class B shares of each Fund. As a result, shareholders’ accounts reflect fewer shares with a higher NAV per share. While the number of shares decreased, neither the Fund’s holdings nor the total value of shareholders’ investments were affected. Per share data in the financial highlights prior to May 6, 2016, has been retroactively adjusted to give effect to the reverse share split.

NOTE 10. INCOME TAX MATTERS

JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Global 30 Fund are each a limited liability company with its interests owned by a single entity: Jackson National Separate Account-I. Accordingly, such Funds are not considered separate entities for federal income tax purposes, and therefore, are taxed as part of the operations of Jackson.

Each RIC Fund is a separate taxpayer for federal income tax purposes. The RIC Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash. Each RIC Fund has the intent to continue to comply with tax provisions pertaining to RICs and make distributions of taxable income, whether by cash or consent dividends, sufficient to relieve it from substantially all federal income and excise taxes. Under current tax law, interest, dividends and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or Real Estate Investment Trusts (“REIT”) securities, net operating losses, accounting treatment of notional principal contracts and partnerships, and distribution adjustments These reclassifications have no impact on net assets.

	Net Increase(Decrease)
	Undistributed Net Investment Income (Loss)($)	Accumulated Net Realized Gain (Loss)($)	Paid-in Capital($)
JNL/Mellon Capital S&P SMid 60 Fund	1	(1)	—
JNL/Mellon Capital JNL 5 Fund	(1,442)	1,442	—
JNL/Mellon Capital Consumer Brands Sector Fund	1,176	(1,176)	—
JNL/Mellon Capital Healthcare Sector Fund	7,016	(7,016)	—
JNL/Mellon Capital Technology Sector Fund	486	(486)	—

At December 31, 2016, the following Funds had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		Capital Loss Carryforwards with No Expiration
	Year(s) of Expiration	Amount ($)	Short Term ($)	Long Term ($)	Total ($)
JNL/Mellon Capital S&P 24 Fund	—	—	82,261	16,558	98,819
JNL/Mellon Capital JNL 5 Fund	2017	505,117	71,446	—	576,563
JNL/Mellon Capital Oil & Gas Sector Fund	—	—	5,798	31,260	37,058

As of December 31, 2016, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon Capital Nasdaq 100 Fund	1,050,359	111,597	(28,338)	83,259
JNL/Mellon Capital S&P 24 Fund	541,501	54,360	(23,495)	30,865

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2016

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon Capital S&P SMid 60 Fund	731,369	169,193	(23,803)	145,390
JNL/Mellon Capital JNL 5 Fund	2,852,149	491,986	(109,366)	382,620
JNL/Mellon Capital Communications Sector Fund	140,058	22,816	(5,555)	17,261
JNL/Mellon Capital Consumer Brands Sector Fund	870,523	132,691	(62,680)	70,011
JNL/Mellon Capital Financial Sector Fund	970,600	158,149	(12,427)	145,722
JNL/Mellon Capital Healthcare Sector Fund	2,610,956	278,937	(298,448)	(19,511)
JNL/Mellon Capital Oil & Gas Sector Fund	1,837,916	248,700	(207,198)	41,502
JNL/Mellon Capital Technology Sector Fund	1,188,085	327,725	(37,546)	290,179

As of December 31, 2016, the components of distributable taxable earnings for U.S. federal income tax purposes (in thousands) were as follows:

	Undistributed Net Ordinary Income*($)	Undistributed Net Long-Term Capital Gain($)	Unrealized Gains (Losses)**($)	Capital Loss Carryforward($)
JNL/Mellon Capital Nasdaq 100 Fund	5,941	33,303	83,239	—
JNL/Mellon Capital S&P 24 Fund	8,114	—	30,817	(98,819)
JNL/Mellon Capital S&P SMid 60 Fund	4,040	2,780	145,374	—
JNL/Mellon Capital JNL 5 Fund	72,322	—	382,367	(576,562)
JNL/Mellon Capital Communications Sector Fund	4,935	4,190	17,257	—
JNL/Mellon Capital Consumer Brands Sector Fund	11,846	59,074	69,996	—
JNL/Mellon Capital Financial Sector Fund	14,984	44,363	145,706	—
JNL/Mellon Capital Healthcare Sector Fund	26,606	187,042	(19,552)	—
JNL/Mellon Capital Oil & Gas Sector Fund	31,814	—	41,457	(37,058)
JNL/Mellon Capital Technology Sector Fund	13,050	42,259	290,154	—

*  Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** Unrealized gains (losses) are adjusted for open wash sale loss deferrals.

The tax character of distributions paid (in thousands) during the Funds' fiscal year ended December 31, 2016 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain**($)
JNL/Mellon Capital Nasdaq 100 Fund	47,139	97,686
JNL/Mellon Capital S&P 24 Fund	34,830	13,554
JNL/Mellon Capital S&P SMid 60 Fund	4,655	12,195
JNL/Mellon Capital JNL 5 Fund	77,958	—
JNL/Mellon Capital Communications Sector Fund	5,258	6,114
JNL/Mellon Capital Consumer Brands Sector Fund	7,446	24,885
JNL/Mellon Capital Financial Sector Fund	10,844	25,923
JNL/Mellon Capital Healthcare Sector Fund	71,787	153,098
JNL/Mellon Capital Oil & Gas Sector Fund	30,531	—
JNL/Mellon Capital Technology Sector Fund	11,533	22,468

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code section 852(b)(3), the amount necessary to reduce earnings and profits of the

Funds related to net capital gains to zero for the year ended December 31, 2015.

The tax character of distributions paid (in thousands) during the Funds' fiscal year ended December 31, 2015 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)
JNL/Mellon Capital Nasdaq 100 Fund	55,287	52,610
JNL/Mellon Capital S&P 24 Fund	189,315	51,882
JNL/Mellon Capital S&P SMid 60 Fund	72,567	64,851
JNL/Mellon Capital JNL 5 Fund	91,803	–
JNL/Mellon Capital Communications Sector Fund	4,409	3,739
JNL/Mellon Capital Consumer Brands Sector Fund	7,518	62,085
JNL/Mellon Capital Financial Sector Fund	7,541	32,828
JNL/Mellon Capital Healthcare Sector Fund	15,384	114,382
JNL/Mellon Capital Oil & Gas Sector Fund	21,263	34,193
JNL/Mellon Capital Technology Sector Fund	7,179	84,301

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2016

meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2013, 2014, 2015 and 2016, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the year ended December 31, 2016.

NOTE 11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

A merger of JNL/Mellon Capital S&P 24 Fund into JNL/Mellon Capital JNL 5 Fund will be effective on April 24, 2017, subject to approval by the acquired Fund’s shareholders.

The conversion of JNL/Mellon Capital Global 30 Fund to a RIC was effective January 1, 2017. The conversion of JNL/Mellon Capital Dow Index Fund to a partnership is expected to be effective April 24, 2017.

No other events were noted that required adjustments to the financial statements or disclosure in the notes.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers

JNL Variable Fund LLC:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments where applicable, of each series within JNL Variable Fund LLC (the “Funds”) as listed in Note 1 to the financial statements as of December 31, 2016 and the related statements of operations for the year then ended, the statements of changes in net assets for each year in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian, transfer agents and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2016, the results of their operations, changes in their net assets and the financial highlights for each of the years indicated above, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 11 to the financial statements, Subsequent Events, a merger of JNL/Mellon Capital S&P 24 Fund into JNL/Mellon Capital JNL 5 Fund will be effective after close of business on April 24, 2017, subject to approval by the acquired Fund’s shareholders.

/s/ KPMG LLP

Chicago, Illinois

February 24, 2017

JNL Variable Fund LLC

Additional Disclosures (Unaudited)

December 31, 2016

[[L:TC_Field]]

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 07/01/16($)	Ending Account Value 12/31/16($)	Expenses Paid During Period†($)	Beginning Account Value 07/01/16($)	Ending Account Value 12/31/16($)	Expenses Paid During Period†($)
JNL/Mellon Capital Dow Index Fund
Class A	0.66	1,000.00	1,109.60	3.50	1,000.00	1,021.82	3.35
JNL/Mellon Capital Global 30 Fund
Class A	0.66	1,000.00	1,033.80	3.37	1,000.00	1,021.82	3.35
JNL/Mellon Capital Nasdaq 100 Fund
Class A	0.68	1,000.00	1,103.90	3.60	1,000.00	1,021.72	3.46
Class B	0.48	1,000.00	1,105.60	2.54	1,000.00	1,022.72	2.44
JNL/Mellon Capital S&P 24 Fund
Class A	0.66	1,000.00	1,043.50	3.39	1,000.00	1,021.82	3.35
Class B	0.46	1,000.00	1,044.30	2.36	1,000.00	1,022.82	2.34
JNL/Mellon Capital S&P SMid 60 Fund
Class A	0.66	1,000.00	1,197.20	3.65	1,000.00	1,021.82	3.35
Class B	0.46	1,000.00	1,197.80	2.54	1,000.00	1,022.82	2.34
JNL/Mellon Capital JNL 5 Fund
Class A	0.64	1,000.00	1,074.40	3.34	1,000.00	1,021.92	3.25
Class B	0.44	1,000.00	1,074.90	2.29	1,000.00	1,022.92	2.24
JNL/Mellon Capital Communications Sector Fund
Class A	0.68	1,000.00	1,035.80	3.48	1,000.00	1,021.72	3.46
Class B	0.48	1,000.00	1,036.40	2.46	1,000.00	1,022.72	2.44
JNL/Mellon Capital Consumer Brands Sector Fund
Class A	0.65	1,000.00	1,062.20	3.37	1,000.00	1,021.87	3.30
Class B	0.45	1,000.00	1,062.80	2.33	1,000.00	1,022.87	2.29
JNL/Mellon Capital Financial Sector Fund
Class A	0.65	1,000.00	1,260.30	3.69	1,000.00	1,021.87	3.30
Class B	0.45	1,000.00	1,262.50	2.56	1,000.00	1,022.87	2.29
JNL/Mellon Capital Healthcare Sector Fund
Class A	0.64	1,000.00	976.70	3.18	1,000.00	1,021.92	3.25
Class B	0.44	1,000.00	977.40	2.19	1,000.00	1,022.92	2.24
JNL/Mellon Capital Oil & Gas Sector Fund
Class A	0.64	1,000.00	1,102.90	3.38	1,000.00	1,021.92	3.25
Class B	0.44	1,000.00	1,103.80	2.33	1,000.00	1,022.92	2.24
JNL/Mellon Capital Technology Sector Fund
Class A	0.64	1,000.00	1,139.50	3.44	1,000.00	1,021.92	3.25
Class B	0.44	1,000.00	1,140.80	2.37	1,000.00	1,022.92	2.24

† Expenses paid by each Fund during the period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 184/366 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy of the Funds’ Adviser (and Sub-Adviser) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank

JNL Variable Fund LLC

Additional Disclosures (Unaudited)

December 31, 2016

or financial institution) (2) by writing JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company's or Jackson National Life Insurance Company of New York's website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

Managers and Officers of JNL Variable Fund LLC (“Fund”)

Name, Address, and (Age)	Position(s) Held with the Fund (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Manager
Interested Manager
Mark D. Nerud (50) [1] 1 Corporate Way Lansing, MI 48951	Manager 2 (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	115

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer of JNAM (1/2010 to present); President of JNAM (1/2007 to present); Managing Board Member of JNAM (5/2015 to present); President and Chief Executive Officer of Curian Series Trust (8/2014 to 2/2016); Managing Board Member of Curian Capital, LLC (1/2011 to 4/2015); Managing Board Member of Curian Clearing LLC (1/2011 to 4/2015); President and Chief Executive Officer of other investment companies advised by JNAM (12/2006 to present)

Other Directorships Held by Manager During Past 5 Years: Trustee, Jackson Variable Series Trust (4/2015 to present)
Independent Managers
Michael Bouchard (60) 1 Corporate Way Lansing, MI 48951	Manager 2 (4/2000 to present)	115
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/1999 to present)
Other Directorships Held by Manager During Past 5 Years: None
Ellen Carnahan (61) 1 Corporate Way Lansing, MI 48951	Manager 2 (12/2013 to present)	115
Principal Occupation(s) During Past 5 Years: Principal, Machrie Enterprises LLC (venture capital firm) (7/2007 to present)

Other Directorships Held by Manager During Past 5 Years:

Director, Paylocity (11/2016 to present); Director and Audit Committee Member, ENOVA International Inc. (5/2015 to present); Director (5/2003 to 6/2015), Governance Committee Member (5/2003 to 5/2013), Governance Committee Chair (5/2010 to 5/2013), Finance Committee Member (5/2003 to 5/2013), Audit Committee Member (5/2003 to 6/2015), Environmental Committee Member (5/2013 to 6/2015), Integrys Energy Group

William J. Crowley, Jr. (71) 1 Corporate Way Lansing, MI 48951	Chair of the Board 3 (1/2014 to present) Manager 2 (1/2007 to present)	115
Principal Occupation(s) During Past 5 Years: Board Member of a corporate board (see below) (7/2009 to 7/2016)
Other Directorships Held by Manager During Past 5 Years: Director (7/2009 to 7/2016), Alpha Natural Resources
Michelle Engler (58) 1 Corporate Way Lansing, MI 48951	Manager 2 (4/2000 to present)	115
Principal Occupation(s) During Past 5 Years: Attorney (1983 to present)
Other Directorships Held by Manager During Past 5 Years: None
John Gillespie (63) 1 Corporate Way Lansing, MI 48951	Manager 2 (12/2013 to present)	115

Managers and Officers of JNL Variable Fund LLC (“Fund”)

Name, Address, and (Age)	Position(s) Held with the Fund (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Manager
Principal Occupation(s) During Past 5 Years: Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2/2013 to present); Investor, Business Writer, and Advisor (10/2006 to present)
Other Directorships Held by Manager During Past 5 Years: None
Richard McLellan (74) 1 Corporate Way Lansing, MI 48951	Manager 2 (12/2003 to present)	115
Principal Occupation(s) During Past 5 Years: Attorney (1968 to present)
Other Directorships Held by Manager During Past 5 Years: Director, ITC Holdings Corp. (11/2007 to 8/2012)
William R. Rybak (65) 1 Corporate Way Lansing, MI 48951	Manager 2 (01/2007 to present)	115
Principal Occupation(s) During Past 5 Years: Retired private investor (5/2000 to present); Board Member of various corporate boards (see below) (2002 to present)

Other Directorships Held by Manager During Past 5 Years:

Director (2010 to present), Board Chair (2/2016 to present), Audit Committee Chair (2012 to present), Christian Brothers Investment Services, Inc.; Trustee (10/2012 to present) and Chair Emeritus (5/2009 to present), Lewis University; Director (2002 to present) and Governance Committee Chair (2004 to present), each of the Calamos Mutual Funds and Closed-End Funds; Director (12/2003 to present), Audit Committee Chair (5/2013 to present), Business Risk Committee Chair (5/2009 to 5/2013), PrivateBancorp Inc.

Edward Wood (60) 1 Corporate Way Lansing, MI 48951	Manager 2 (12/2013 to present)	115
Principal Occupation(s) During Past 5 Years: Chief Operating Officer, McDonnell Investment Management, LLC (8/2010 to 4/2015)
Other Directorships Held by Manager During Past 5 Years: None
Patricia A. Woodworth (61) 1 Corporate Way Lansing, MI 48951	Manager 2 (1/2007 to present)	115
Principal Occupation(S) During Past 5 Years: Vice President, Chief Financial Officer, and Chief Operating Officer, The J. Paul Getty Trust (philanthropic organization) (12/2007 to present)
Other Directorships Held by Manager During Past 5 Years: None
[1] Mr. Nerud is an “interested person” of the Fund due to his position with JNAM, the Adviser.
[2] The interested Manager and the independent Managers are elected to serve for an indefinite term.

[3]  The Board Chairperson may be reelected for a second three-year term. If the Board Chairperson has served two consecutive terms, he or she may not serve again as the Board Chairperson, unless at least one year has elapsed since the end of his or her second consecutive term as Board Chairperson.

Managers and Officers of JNL Variable Fund LLC (“Fund”)

Name, Address, and (Age)	Position(s) Held with the Fund (Length of Time Served)
Officers
Emily J. Bennett (33) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2016 to present)

Principal Occupation(s) During Past 5 Years:

Associate General Counsel of JNAM (3/2016 to present); Senior Attorney of JNAM (10/2013 to 3/2016); Attorney of JNAM (11/2011 to 10/2013); Assistant Secretary of other investment companies advised by the JNAM (3/2016 to present and 5/2012 to present); Assistant Secretary of Curian Series Trust (5/2012 to 2/2016)

Kelly L. Crosser (44) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)

Principal Occupation(s) During Past 5 Years:

Manager of Legal Regulatory Filings and Print of Jackson National Life Insurance Company (“Jackson”) (12/2013 to present); Senior Compliance Analyst of Jackson (4/2007 to 12/2013); Assistant Secretary of other investment companies advised by JNAM (8/2012 to present, 10/2011 to present, and 9/2007 to present); Assistant Secretary of Curian Series Trust (11/2010 to 2/2016)

Steven J. Fredricks (46) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/2005 to present) Anti-Money Laundering Officer (12/2015 to present)

Principal Occupation(s) During Past 5 Years:

Chief Compliance Officer of JNAM (1/2005 to present); Senior Vice President of JNAM (2/2013 to present); Chief Compliance Officer of other investment companies advised by JNAM (8/2012 to present and 1/2005 to present); Anti-Money Laundering Officer of other investment companies advised by JNAM (12/2015 to present); Chief Compliance Officer of Curian Series Trust (10/2011 to 5/2012)

William Harding (42) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Investment Officer of JNAM (6/2014 to present); Vice President of JNAM (10/2012 to 6/2014); Vice President of Curian Capital, LLC (2/2013 to 4/2015); Vice President of other investment companies advised by JNAM (5/2014 to present and 11/2012 to present); Vice President of Curian Series Trust (5/2014 to present); Head of Manager Research, Morningstar Associates (8/2011 to 10/2012)

Karen J. Huizenga (51) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)

Principal Occupation(s) During Past 5 Years:

Vice President – Financial Reporting of JNAM (7/2011 to present); Assistant Treasurer of other investment companies advised by JNAM (8/2012 to present, 10/2011 to present, and 12/2008 to present); Assistant Treasurer of Curian Series Trust (11/2010 to 2/2016)

Managers and Officers of JNL Variable Fund LLC (“Fund”)

Name, Address, and (Age)	Position(s) Held with the Fund (Length of Time Served)
Daniel W. Koors (46) 1 Corporate Way Lansing, MI 48951	Vice President (12/2006 to present) Treasurer and Chief Financial Officer (9/2016 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President of the Adviser (01/2009 to present) and Chief Operating Officer of the Adviser (04/2011 to present); Chief Financial Officer of the Adviser (01/2007 to 04/2011); Treasurer and Chief Financial Officer (Principal Financial Officer) of other Investment Companies advised by Curian Capital, LLC (11/2010 to 02/2016); Vice President of other Investment Companies advised by the Adviser (12/2006 to present); Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to 11/2011; 09/2016 to present)

Kristen K. Leeman (41) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (6/2012 to present)

Principal Occupation(s) During Past 5 Years:

Regulatory Analyst of Jackson (2/2014 to present); Senior Paralegal of Jackson (3/2006 to 2/2014); Assistant Secretary of other investment companies advised by JNAM (8/2012 to present and 6/2012 to present)

Michael Piszczek (59) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)

Principal Occupation(s) During Past 5 Years:

Vice President – Tax of JNAM (7/2011 to present); Vice President of other investment companies advised by JNAM (8/2012 to present, 10/2011 to present, and 11/2007 to present); Vice President of other Curian Series Trust (11/2010 to 2/2016)

Susan S. Rhee (45) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel, and Secretary (2/2004 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and General Counsel of JNAM (1/2010 to present); Secretary of JNAM (11/2000 to present); Vice President, Counsel (Chief Legal Officer), and Secretary of other investment companies advised by JNAM (8/2012 to present, 10/2011 to present, and 2/2004 to present); Vice President, Chief Legal Officer, and Secretary of Curian Series Trust (11/2010 to 2/2016)

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank of financial institution), by writing JNL Variable Fund, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

Managers and Officers of JNL Variable Fund LLC (“Fund”)

The interested Manager and the Officers of the Fund or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers. The following persons, who are Independent Managers of the Fund received from the Fund the compensation amounts indicated for the services as such for the 12-month period ended December 31, 2016:

Manager	Aggregate Compensation from the JNL Variable Fund[1]	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from JNL Variable Fund and Fund Complex [1]
Michael Bouchard	$21,330	$0	$0	$273,000 [3]
Ellen Carnahan	$20,862	$0	$0	$267,000 [4]
William J. Crowley, Jr.	$25,393	$0	$0	$325,000 [5]
Michelle Engler	$20,080	$0	$0	$257,000
John Gillespie	$19,924	$0	$0	$255,000 [6]
Richard McLellan	$20,022	$0	$0	$256,250
William R. Rybak	$22,034	$0	$0	$282,000
Edward Wood	$20,862	$0	$0	$267,000 [7]
Patricia Woodworth	$19,436	$0	$0	$248,750 [8]

1 The fees paid to the Independent Managers are paid for combined service on the Boards of the Fund, JNL Series Trust, JNL Investor Series Trust, and JNL Strategic Income Fund LLC (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the Independent Managers is $2,431,000.

2  Mr. Crowley is an ex-officio member of the Governance Committee and the Audit Committee. Therefore, he does not receive any compensation as a member of these Committees.

3 Amount includes $27,300 deferred by Mr. Bouchard.

4 Amount includes $133,500 deferred by Ms. Carnahan.

5 Amount includes $287,625 deferred by Mr. Crowley.

6 Amount includes$127,500 deferred by Mr. Gillespie.

7 Amount includes $66,750 deferred by Mr. Wood.

8 Amount includes $185,000 deferred by Ms. Woodworth.

JNL VARIABLE FUND LLC

(“JNL Variable Fund”)

APPROVAL OF THE FUND’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Managers of the JNL Variable Fund (“Board”) oversees the management of the JNL Variable Fund and its separate Funds (each a “Fund” and collectively, the “Funds”) and, as required by law, determines annually whether to approve the advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”), and with the Funds’ Sub-Adviser (“Sub-Advisory Agreement” and, collectively with the Advisory Agreement, the “Agreements”).

At meetings on June 1-3, 2016 and August 29-31, 2016, the Board, including all of the managers, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (“Independent Managers”), considered information relating to the continuation of these Agreements. In advance of the meetings, independent legal counsel for the Independent Managers requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the Agreements through September 30, 2017.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services provided, (2) the investment performance of each Fund, (3) cost of services of each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the JNL Variable Fund. In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Managers, concluded that the Agreements are in the best interests of the shareholders of each applicable Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by JNAM and the Sub-Adviser.

For each Fund, the Board considered the services provided by JNAM, including but not limited to the oversight of the Sub-Adviser pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund. The Board also took into account that JNAM monitors the performance of the various organizations that provide services to the Fund, including the Fund’s distributor, transfer agent, and custodian. With respect to JNAM’s oversight of the Sub-Adviser, the Board noted that JNAM is responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Adviser. The Board also considered the investment sub-advisory services provided by the Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, to approve the Sub-Advisory Agreement. The Board also considered the various business-related risks JNAM faces as a result of managing the Funds, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that is responsible for oversight of the Funds and the Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Adviser’s portfolio managers who are responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and the Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and the Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Adviser from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by the Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund as described in quarterly reports prepared by management. The Board noted that the Adviser reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies. The Board also considered the gross performance of each Fund, including how the Fund performed versus its primary benchmark index (“benchmark”) or a relevant custom benchmark. This consideration was based on JNAM’s assertion that the custom benchmark is, in some circumstances, a more meaningful source of comparative information than a broad-based benchmark index for certain Funds that use a limited or unique investment focus. The Board also noted that comparison to peer groups provides a helpful way to measure the Funds’ performance, but noted that peer group universes are constantly evolving, and as such, the universes of comparable funds in the Funds’ peer groups may change from time to time. The performance reviewed by the Board was for periods ended on December 31, 2015 (unless otherwise noted). When available, the Board considered one-, three-, five-, and ten-year performance.

JNL/Mellon Capital Communications Sector Fund and JNL/Mellon Capital Oil & Gas Sector Fund. The Board considered that each Fund’s gross performance surpassed its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Consumer Brands Sector Fund. The Board considered that the Fund’s gross performance surpassed its benchmark for the one-, five- and ten-year periods, though it lagged its benchmark for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital DowSM Index Fund (formerly, JNL/Mellon Capital DowSM 10 Fund). The Board considered that the Fund’s gross performance surpassed its custom benchmark for the one-, three-, five- and ten-year periods. The Board also considered the Fund’s unique investment mandate and information from the Adviser indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Financial Sector Fund. The Board took into account that the Fund’s gross performance surpassed its benchmark for the one-, five- and ten-year periods, though it lagged its benchmark for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Global 30 Fund (formerly, JNL/Mellon Capital Global 15 Fund). The Board considered that the Fund’s gross performance lagged its custom benchmark for the one-, three-, five- and ten-year periods, though the Fund’s gross performance was within 0.01% of its custom benchmark for the five-year period. The Board noted the Fund’s unique investment mandate and considered information from the Adviser indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Healthcare Sector Fund. The Board considered that the Fund’s gross performance surpassed its benchmark for the one- and ten-year periods, though it lagged its benchmark for the three- and five-year periods. The Board also considered that the Fund’s gross performance was within 0.1% of its benchmark for the three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital JNL 5 Fund. The Board considered that the Fund’s gross performance surpassed its custom benchmark for the one-, three- and five-year periods, though it lagged its custom benchmark for the ten-year period. The Board also noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Nasdaq® 100 Fund (formerly, JNL/Mellon Capital Nasdaq® 25 Fund). The Board considered that the Fund’s gross performance lagged its custom benchmark for the one-, three-, five- and ten-year periods, but noted that it was within 0.03%, 0.04% and 0.01% of its custom benchmark for the one-, three- and five-year periods, respectively. The Board further considered that the Fund’s investment strategy was changed effective April 2016, and that it would be prudent to allow the management team more time to develop its performance record pursuant to the new strategy. The Board noted the Fund’s unique investment mandate and considered information from the Adviser indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital S&P® 24 Fund. The Board considered that the Fund’s gross performance surpassed its custom benchmark for the one- and three-year periods, though it lagged its custom benchmark by 0.02% for the five-year period. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital S&P® SMid 60 Fund. The Board considered that the Fund’s gross performance surpassed its custom benchmark for the one and three-year periods, though it lagged the custom benchmark for the five-year period. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Technology Sector Fund. The Board considered that the Fund’s gross performance surpassed its benchmark for the ten-year period, though it lagged its benchmark for the one-, three- and five-year periods. The Board noted, however, that the Fund’s gross performance was within 0.03%, 0.06% and 0.01% of its benchmark for the one-, three- and five-year periods, respectively. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees paid to JNAM and each Fund’s Sub-Adviser. For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared. Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). The Board further noted that comparison to peer groups provides a helpful way to evaluate the Funds’ fees, but took into account that peer group universes are constantly evolving, and as such, the universes of comparable funds in the Funds’ peer groups may change from time to time. While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee is paid by JNAM (not the Fund) and, therefore, is neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital DowSM Index Fund (formerly, JNL/Mellon Capital DowSM 10 Fund), JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Global 30 Fund (formerly, JNL/Mellon Capital Global 15 Fund), JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital Nasdaq® 100 Fund (formerly, JNL/Mellon Capital Nasdaq® 25 Fund), JNL/Mellon Capital Oil & Gas Sector Fund, JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P® SMid 60 Fund and JNL/Mellon Capital Technology Sector Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase. The Board concluded that the advisory fees in some measure share economies of scale with shareholders. The Board also considered that economies of scale can be shared with the Funds in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

Other Benefits to JNAM and the Sub-Adviser

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board noted that each service provided to the Funds by JNAM or one of its affiliates is provided pursuant to a written agreement, which the Board evaluates periodically as required by law. The Board also noted that the Sub-Adviser may from time to time pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Funds that the Sub-Adviser manages. The Board considered JNAM’s assertion that those meetings do not yield a profit to the Funds’ distributor, that the Sub-Adviser are not required to participate in the meetings and that recommendations to hire or fire the Sub-Adviser are not influenced by the Sub-Adviser’s willingness to participate in the meetings. In addition, the Board considered that certain affiliates of the Sub-Adviser participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Funds, the Board noted that the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Adviser as a result of its relationship with the Funds.

Supplement Dated December 1, 2016

To The Prospectus Dated April 25, 2016

JNL® Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

In the section entitled, “Summary Overview of Each Fund” in the sub-section “Performance,” for the JNL/Mellon Capital Communications Sector Fund, please delete the third paragraph in its entirety and replace with the following:

Effective December 31, 2015, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA IMI Telecom Services 25/50 Index (Net) with the MSCI USA IMI Telecom Services 25/50 Index (Gross).

In the section entitled, “Summary Overview of Each Fund” in the sub-section “Performance,” for the JNL/Mellon Capital Consumer Brands Sector Fund, please delete the third paragraph in its entirety and replace with the following:

Effective December 31, 2015, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA IMI Consumer Discretionary Index (Net) with the MSCI USA IMI Consumer Discretionary Index (Gross).

In the section entitled, “Summary Overview of Each Fund” in the sub-section “Performance,” for the JNL/Mellon Capital Financial Sector Fund, please delete the third paragraph in its entirety and replace with the following:

Effective December 31, 2015, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA IMI Financials Index (Net) with the MSCI USA IMI Financials Index (Gross).

In the section entitled, “Summary Overview of Each Fund” in the sub-section “Performance,” for the JNL/Mellon Capital Healthcare Sector Fund, please delete the third paragraph in its entirety and replace with the following:

Effective December 31, 2015, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA IMI Health Care Index (Net) with the MSCI USA IMI Health Care Index (Gross).

In the section entitled, “Summary Overview of Each Fund” in the sub-section “Performance,” for the JNL/Mellon Capital Oil & Gas Sector Fund, please delete the third paragraph in its entirety and replace with the following:

Effective December 31, 2015, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA IMI Energy Index (Net) with the MSCI USA IMI Energy Index (Gross).

In the section entitled, “Summary Overview of Each Fund” in the sub-section “Performance,” for the JNL/Mellon Capital Technology Sector Fund, please delete the third paragraph in its entirety and replace with the following:

Effective December 31, 2015, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA IMI Information Technology Index (Net) with the MSCI USA IMI Information Technology Index (Gross).

This Supplement is dated December 1, 2016.

To be used with JMV7698 04/16, VC5869 04/16, JMV7697 04/16, VC5890 04/16, VC5890ML 04/16, VC4224 04/16, JMV8798 04/16, JMV9476 04/16, JMV5763ML 04/16, JMV9476ML 04/16, JMV5763WF 04/16, JMV9476WF 04/16, JMV16966 07/16, JMV17183 09/16, JMV2731 04/16, JMV8037 04/16, JMV8037BE 04/16, VC5825GW 04/16, VC5885GW 04/16, VC5884GW 04/16, NV5825GW 04/16, JMV7698NY 04/16, NV5869 04/16, JMV7697NY 04/16, NV5890 04/16, NV4224 04/16, JMV9476NY 04/16, NV4224WF 04/16, JMV9476WFNY

04/16, JMV16966NY 07/16, NMV2731 04/16, JMV8037NY 04/16, JMV8037BENY 04/16, FVC4224FT 04/16, VC5526 04/16, VC3656 04/16, VC3657 04/16, VC3723 04/16, NV5526 04/16, NV3174GW 04/16, NV3174CEGW 04/16, and NV3784 04/16.

CMX18178 12/16

Supplement Dated December 19, 2016

To The Prospectus Dated April 25, 2016

JNL Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNL Mellon Cap S&P® 24 Fund

On December 2, 2016, the Board of Managers (the “Board”) of the JNL Variable Fund LLC (the “VF LLC”) approved the proposed reorganization of the JNL Mellon Cap S&P® 24 Fund (the “JNL 24 Fund” or the “Acquired Fund”) into the JNL/Mellon Capital JNL 5 Fund (the “JNL 5 Fund” or the “Acquiring Fund”) (the “Reorganization”), each a series of the VF LLC.

The Reorganization is subject to approval by the shareholders of the JNL 24 Fund at a shareholders’ meeting expected to be held on March 20, 2017. If approved, it is expected that the Reorganization will be effective as of the close of business on April 21, 2017 (the “Closing Date”). No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Plan of Reorganization, the JNL 24 Fund’s assets and liabilities would be transferred to the JNL 5 Fund in return for shares of the JNL 5 Fund having an aggregate net asset value equal to the JNL 24 Fund’s net assets as of the valuation date. These JNL 5 Fund shares would be distributed pro rata to shareholders of the JNL 24 Fund in exchange for their fund shares. Current JNL 24 Fund shareholders would thus become shareholders of the JNL 5 Fund and receive shares of JNL 5 Fund with a total net asset value equal to that of their shares of the JNL 24 Fund at the time of the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the Acquired Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code. It is expected that the Reorganization will qualify as a tax-free reorganization, in which event no gain or loss will be recognized by the Acquired Fund or its shareholders. The Acquired Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization. The Acquired Fund will recognize gains or losses upon such dispositions; any such gains will be distributed to Acquired Fund shareholders.

The JNL 24 Fund and the JNL 5 Fund have similar investment objectives, but the Funds employ slightly different principal investment strategies in seeking to achieve those objectives. The Funds also have substantially similar risk profiles. A full description of the JNL 5 Fund and the terms of the Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the JNL 24 Fund on or about January 26, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of JNL 5 Fund, nor is it a solicitation of any proxy. For more information regarding JNL 5 Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and become effective) that contains important information about fees, expenses, and risk considerations, please contact us at prospectusrequest@jackson.com. The combined proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the combined proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated December 19, 2016.

(To be used with JMV7698 04/16, VC5869 04/16, JMV7697 04/16, VC5890 04/16, VC5890ML 04/16, VC4224 04/16, JMV5765 04/16, JMV8798 04/16, JMV9476 04/16, JMV5763ML 04/16, JMV9476ML 04/16, JMV5763WF 04/16, JMV9476WF 04/16, JMV16966 07/16, JMV17183 09/16, JMV2731 04/16, JMV8037 04/16, JMV8037BE 04/16, VC5825GW 04/16, VC5885GW 04/16, VC5884GW 04/16, JMV7698NY 04/16, NV5869 04/16, JMV7697NY 04/16, NV5890 04/16, NV4224 04/16, JMV9476NY 04/16, NV4224WF 04/16, JMV9476WFNY 04/16, JMV16966NY 07/16, NMV2731 04/16, JMV8037NY 04/16, JMV8037BENY 04/16, FVC4224FT 04/16, VC3652 04/16, VC5526 04/16, VC3656 04/16, VC3657 04/16, VC3723 04/16, VC5995 04/16, NV5526 04/16, NV3174GW 04/16, NV3174CEGW 04/16, and NV3784 04/16.)

CMX18214 12/16

JNL Series Trust JNL Variable Fund LLC One Corporate Way Lansing, MI 48951	PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C.

VADV7338 01/17

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There were no substantive amendments or any waivers to this code of ethics during the period covered by this report.  A copy of this code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

The registrant has named William R. Rybak as an Audit Committee financial expert serving on its Audit Committee.  William R. Rybak is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4.  Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is directly responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Managers as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2015 and December 31, 2016.  The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2015	$74,859	$6,083	$56,028	$4,705
2016	$72,905	$5,433	$0	$14,754

The above Audit-Related Fees for 2015 and 2016 are the aggregate fees billed for professional services rendered by KPMG to the registrant for the services provided in connection with the registrant’s registration statement filings.

The above Tax Fees for 2015 and 2016 are the aggregate fees billed for professional services by KPMG to the registrant for tax compliance, tax advice, and tax return review.

The above All Other Fees for 2015 and 2016 are the aggregate fees billed for professional services by KPMG to the registrant related to European withholding reclaims.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2015	$140,795	$17,000	$0
2016	$147,321	$17,000	$0

The above Audit-Related Fees are the aggregate fees billed to Adviser Entities for the performance of an attestation on the suitability of design and operating effectiveness of control pursuant to Statement on Standards for Attestation Engagements No. 16 of the registrant’s adviser and administrator and an audit of a non-registered affiliated investment company.

The above Tax Fees for 2015 and 2016 are the aggregate fees billed for professional services by KPMG to adviser entities for tax compliance, tax advice, and tax return review.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors’ independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established Funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2015 was $218,527.  As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2016 was $184,508

(h) For the fiscal years ended December 31, 2015 and December 31, 2016, the Audit Committee of the registrant’s Board of Managers considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)           Below is a Schedule I — Investments in securities of unaffiliated issuers for the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund for which a summary schedule of investments was provided in the Annual Report dated December 31, 2016, pursuant to §210.1212 of Regulation S-X.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Mellon Capital Consumer Brands Sector Fund
COMMON STOCKS 99.8%
Consumer Discretionary 99.8%
1-800-Flowers.com Inc. - Class A (a)	7	$71
Aaron's Inc.	21	659
Abercrombie & Fitch Co. - Class A	22	270
Adient Plc (a)	29	1,692
Advance Auto Parts Inc.	23	3,838
Amazon.com Inc. (a)	124	92,821
AMC Entertainment Holdings Inc. - Class A (b)	9	295
AMC Networks Inc. - Class A (a)	19	977
American Axle & Manufacturing Holdings Inc. (a)	21	415
American Eagle Outfitters Inc. (b)	52	787
American Public Education Inc. (a)	4	109
Apollo Education Group Inc. - Class A (a)	32	314
ARAMARK Corp.	71	2,528
Asbury Automotive Group Inc. (a)	6	398
Ascena Retail Group Inc. (a)	48	298
At Home Group Inc. (a)	4	52
Autoliv Inc. (b)	27	3,064
AutoNation Inc. (a)	22	1,079
AutoZone Inc. (a)	9	7,075
Barnes & Noble Education Inc. (a)	13	148
Barnes & Noble Inc.	16	181
Beazer Homes USA Inc. (a)	11	142
Bed Bath & Beyond Inc.	48	1,939
Belmond Ltd. - Class A (a)	29	393
Best Buy Co. Inc.	89	3,800
Big 5 Sporting Goods Corp.	6	100
Big Lots Inc. (b)	14	702
Biglari Holdings Inc. (a)	-	153
BJ's Restaurants Inc. (a)	6	224
Bloomin' Brands Inc.	36	643
Blue Nile Inc.	3	133
Bob Evans Farms Inc.	6	309
Bojangles' Inc. (a)	3	62
BorgWarner Inc.	66	2,598
Boyd Gaming Corp. (a)	26	529
Bridgepoint Education Inc. (a)	7	74
Bright Horizons Family Solutions Inc. (a)	13	946
Brinker International Inc. (b)	17	860
Brunswick Corp.	27	1,495
Buckle Inc. (b)	10	219
Buffalo Wild Wings Inc. (a)	5	850
Burlington Stores Inc. (a)	22	1,841
Cabela's Inc. (a)	14	797
Cable One Inc.	1	931
Caesars Acquisition Co. - Class A (a)	14	188
Caesars Entertainment Corp. (a) (b)	14	120
CalAtlantic Group Inc.	23	782
Caleres Inc.	13	424
Callaway Golf Co.	28	302
Capella Education Co.	3	298
Career Education Corp. (a)	21	213
Carmax Inc. (a)	59	3,797
Carnival Plc	110	5,744
Carriage Services Inc.	5	135
Carrol's Restaurant Group Inc. (a)	11	172
Carter's Inc.	15	1,311
Cato Corp. - Class A	8	250
Cavco Industries Inc. (a)	2	248
CBS Corp. - Class B	125	7,942
Century Communities Inc. (a)	5	115
Charter Communications Inc. - Class A (a)	67	19,155
Cheesecake Factory Inc.	14	837
Chegg Inc. (a) (b)	16	118
Chico's FAS Inc.	38	543
Childrens Place Retail Stores Inc.	6	575
Chipotle Mexican Grill Inc. (a) (b)	9	3,357
Choice Hotels International Inc.	11	627
Churchill Downs Inc.	4	610
Chuy's Holdings Inc. (a)	5	165
Cinemark Holdings Inc.	32	1,214
Citi Trends Inc.	5	100
Clear Channel Outdoor Holdings Inc. - Class A	8	38
ClubCorp Holdings Inc.	20	280
Coach Inc.	86	3,001
Columbia Sportswear Co.	9	522
Comcast Corp. - Class A	738	50,949
Conn's Inc. (a) (b)	6	81
Container Store Group Inc. (a) (b)	5	30
Cooper Tire & Rubber Co.	17	667
Cooper-Standard Holding Inc. (a)	4	406
Core-Mark Holding Co. Inc.	14	588
Cracker Barrel Old Country Store Inc. (b)	6	963
Crocs Inc. (a)	25	173
CSS Industries Inc.	3	74
CST Brands Inc.	23	1,100
D.R. Horton Inc.	109	2,968
Dana Holding Corp.	45	856
Darden Restaurants Inc.	37	2,701
Dave & Buster's Entertainment Inc. (a)	10	552
Deckers Outdoor Corp. (a)	10	534
Del Frisco's Restaurant Group Inc. (a)	8	132
Del Taco Restaurants Inc. (a)	9	130
Delphi Automotive Plc	84	5,626
Denny's Corp. (a)	25	320
DeVry Education Group Inc. (b)	19	587
Dick's Sporting Goods Inc.	27	1,431
Dillard's Inc. - Class A (b)	6	384
DineEquity Inc.	5	368
Discovery Communications Inc. - Class A (a)	46	1,253
Discovery Communications Inc. - Class C (a)	70	1,874
DISH Network Corp. - Class A (a)	70	4,042
Dollar General Corp.	87	6,410
Dollar Tree Inc. (a)	72	5,571
Domino's Pizza Inc.	15	2,379
Dorman Products Inc. (a)	9	687
Drew Industries Inc.	7	780
DSW Inc. - Class A	23	514
Duluth Holdings Inc. - Class B (a) (b)	6	149
Dunkin' Brands Group Inc.	28	1,458
El Pollo Loco Holdings Inc. (a) (b)	7	82
Eldorado Resorts Inc. (a) (b)	7	123
Entercom Communications Corp. - Class A	9	134
Entravision Communications Corp. - Class A	20	141
Ethan Allen Interiors Inc.	7	261
Etsy Inc. (a)	18	213
EW Scripps Co. - Class A (a)	17	333
Expedia Inc.	38	4,309
Express Inc. (a)	23	244
Extended Stay America Inc. - Class B	31	494
Federal-Mogul Corp. (a)	11	112
Fiesta Restaurant Group Inc. (a)	9	263
Finish Line Inc. - Class A	13	238
Five Below Inc. (a)	17	684
Foot Locker Inc.	42	2,946
Ford Motor Co.	1,141	13,840
Fossil Group Inc. (a) (b)	14	357
Fox Factory Holding Corp. (a)	8	236
Francesca's Holdings Corp. (a)	13	237
Fred's Inc. - Class A (b)	11	200
FTD Cos. Inc. (a)	6	138
GameStop Corp. - Class A (b)	33	829
Gannett Co. Inc.	35	345
Gap Inc.	73	1,628
Garmin Ltd.	34	1,668
General Motors Co.	429	14,941
Genesco Inc. (a)	6	376
Gentex Corp.	87	1,718
Gentherm Inc. (a)	11	381
Genuine Parts Co.	46	4,363
G-III Apparel Group Ltd. (a)	13	391
Global Eagle Entertainment Inc. (a) (b)	15	95
GNC Holdings Inc. - Class A	21	232
Goodyear Tire & Rubber Co.	81	2,490
GoPro Inc. - Class A (a) (b)	27	231
Graham Holdings Co.	1	705
Grand Canyon Education Inc. (a)	13	787
Gray Television Inc. (a)	19	210

See accompanying Notes to Financial Statements.

1

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Green Brick Partners Inc. (a)	6	58
Group 1 Automotive Inc.	7	517
Groupon Inc. - Class A (a) (b)	134	446
Guess Inc.	20	242
H&R Block Inc.	68	1,555
Habit Restaurants Inc. - Class A (a)	4	64
HanesBrands Inc.	116	2,513
Harley-Davidson Inc.	55	3,211
Harman International Industries Inc.	21	2,382
Hasbro Inc.	34	2,680
Haverty Furniture Cos. Inc.	6	150
Helen of Troy Ltd. (a)	9	722
Hibbett Sports Inc. (a) (b)	7	248
Hilton Worldwide Holdings Inc.	183	4,982
Home Depot Inc.	379	50,881
Houghton Mifflin Harcourt Co. (a)	34	367
Hovnanian Enterprises Inc. - Class A (a) (b)	29	80
HSN Inc.	11	374
Iconix Brand Group Inc. (a)	13	126
ILG Inc.	34	615
IMAX Corp. (a)	19	583
Installed Building Products Inc. (a)	6	228
International Speedway Corp. - Class A	8	295
Interpublic Group of Cos. Inc.	123	2,885
Intrawest Resorts Holdings Inc. (a)	3	54
iRobot Corp. (a)	7	424
Isle of Capri Casinos Inc. (a)	6	161
J.C. Penney Co. Inc. (a) (b)	96	797
Jack in the Box Inc.	10	1,114
John Wiley & Sons Inc. - Class A	14	756
K12 Inc. (a)	9	157
Kate Spade & Co. (a)	41	759
KB Home (b)	23	371
Kirkland's Inc. (a)	5	85
Kohl's Corp.	57	2,792
La Quinta Holdings Inc. (a)	26	368
Lands' End Inc. (a) (b)	5	82
Las Vegas Sands Corp.	134	7,162
La-Z-Boy Inc.	15	460
Lear Corp.	22	2,891
Leggett & Platt Inc.	41	2,009
Lennar Corp. - Class A	57	2,427
LGI Homes Inc. (a) (b)	5	134
Libbey Inc.	7	139
Liberty Braves Group - Class A (a)	3	62
Liberty Braves Group - Class C (a)	11	227
Liberty Broadband Corp. - Class C (a)	33	2,443
Liberty Expedia Holdings Inc. - Class A (a)	17	667
Liberty Global Plc - Class A (a)	77	2,359
Liberty Global Plc - Class C (a)	33	707
Liberty Global Plc - Class C (a)	188	5,584
Liberty Interactive Corp. QVC Group - Class A (a)	130	2,606
Liberty Media Group - Class A (a)	8	237
Liberty Media Group - Class C (a)	15	460
Liberty SiriusXM Group - Class A (a)	29	992
Liberty SiriusXM Group - Class C (a)	62	2,107
Liberty TripAdvisor Holdings Inc. - Class A (a)	21	321
Liberty Ventures - Class A (a)	25	929
LifeLock Inc. (a)	27	644
Limited Brands Inc.	75	4,964
Lindblad Expeditions Holdings Inc. (a)	7	67
Lions Gate Entertainment Corp. - Class A (b)	16	418
Lions Gate Entertainment Corp. - Class B (a)	33	812
Lithia Motors Inc. - Class A	7	700
Live Nation Inc. (a)	41	1,095
LKQ Corp. (a)	95	2,902
Loral Space & Communications Inc. (a)	4	182
Lowe's Cos. Inc.	270	19,233
Lululemon Athletica Inc. (a)	34	2,212
Lumber Liquidators Holdings Inc. (a) (b)	7	114
M/I Homes Inc. (a)	8	192
Macy's Inc.	95	3,404
Madison Square Garden Co. - Class A (a)	6	958
Marcus Corp.	5	143
MarineMax Inc. (a)	8	157
	Shares/Par†	Value
Marriott International Inc. - Class A	101	8,391
Marriott Vacations Worldwide Corp.	7	588
Mattel Inc.	105	2,897
McDonald's Corp.	262	31,895
MDC Holdings Inc.	13	337
MDC Partners Inc. - Class A	15	101
Media General Inc. (a)	29	548
Meredith Corp.	12	724
Meritage Homes Corp. (a)	12	429
Metaldyne Performance Group Inc.	4	94
MGM Resorts International (a)	139	4,020
Michael Kors Holdings Ltd. (a)	52	2,227
Michaels Cos. Inc. (a)	32	647
Modine Manufacturing Co. (a)	15	226
Mohawk Industries Inc. (a)	19	3,877
Monarch Casino & Resort Inc. (a)	3	86
Monro Muffler Brake Inc.	10	569
Motorcar Parts of America Inc. (a)	6	159
Movado Group Inc.	5	133
MSG Networks Inc. - Class A (a)	18	396
Murphy USA Inc. (a)	12	759
NACCO Industries Inc. - Class A	1	78
National CineMedia Inc.	20	298
Nautilus Inc. (a)	10	184
Netflix Inc. (a)	132	16,289
New Media Investment Group Inc.	16	249
New York Times Co. - Class A	41	540
Newell Brands Inc.	133	5,951
News Corp. - Class A	116	1,326
Nexstar Broadcasting Group Inc. - Class A (b)	10	617
Nike Inc. - Class B	414	21,044
Nordstrom Inc. (b)	40	1,931
Norwegian Cruise Line Holdings Ltd. (a)	49	2,092
NutriSystem Inc.	10	335
NVR Inc. (a)	1	1,879
Office Depot Inc.	160	724
Ollie's Bargain Outlet Holdings Inc. (a) (b)	16	444
Omnicom Group Inc.	72	6,167
O'Reilly Automotive Inc. (a)	29	8,110
Overstock.com Inc. (a)	6	106
Oxford Industries Inc.	5	284
Panera Bread Co. - Class A (a)	7	1,404
Papa John's International Inc.	8	729
Party City Holdco Inc. (a) (b)	10	142
Penn National Gaming Inc. (a)	24	332
Penske Auto Group Inc. (b)	13	686
PetMed Express Inc. (b)	6	143
Pier 1 Imports Inc.	23	196
Pinnacle Entertainment Inc. (a)	18	262
Planet Fitness Inc. - Class A	16	321
Polaris Industries Inc. (b)	19	1,561
Pool Corp.	13	1,357
Popeyes Louisiana Kitchen Inc. (a)	7	400
Potbelly Corp. (a)	4	55
Priceline Group Inc. (a)	15	22,246
Pulte Homes Inc.	95	1,742
PVH Corp.	25	2,244
Ralph Lauren Corp. - Class A	18	1,585
Red Robin Gourmet Burgers Inc. (a)	4	207
Red Rock Resorts Inc. - Class A	9	214
Regal Entertainment Group - Class A (b)	35	725
Regis Corp. (a)	10	146
Rent-A-Center Inc. (b)	17	195
Restoration Hardware Holdings Inc. (a) (b)	12	365
Ross Stores Inc.	123	8,042
Royal Caribbean Cruises Ltd.	53	4,355
Ruby Tuesday Inc. (a)	16	52
Ruth's Hospitality Group Inc.	10	177
Sally Beauty Holdings Inc. (a)	44	1,168
Scholastic Corp.	8	367
Scientific Games Corp. - Class A (a)	15	210
Scripps Networks Interactive Inc. - Class A	25	1,773
Sears Holdings Corp. (a) (b)	8	70
SeaWorld Entertainment Inc. (b)	20	374
Select Comfort Corp. (a)	14	320

See accompanying Notes to Financial Statements.

2

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Sequential Brands Group Inc. (a) (b)	20	94
Service Corp. International	59	1,668
ServiceMaster Global Holdings Inc. (a)	41	1,553
Shake Shack Inc. - Class A (a) (b)	5	172
Shoe Carnival Inc.	5	132
Shutterfly Inc. (a)	10	520
Signet Jewelers Ltd.	22	2,093
Sinclair Broadcast Group Inc. - Class A	21	693
Sirius XM Holdings Inc. (b)	524	2,333
Six Flags Entertainment Corp.	22	1,350
Skechers U.S.A. Inc. - Class A (a)	42	1,027
Smith & Wesson Holding Corp. (a) (b)	18	373
Sonic Automotive Inc. - Class A	8	178
Sonic Corp.	15	394
Sotheby's (a)	11	452
Speedway Motorsports Inc.	4	94
Sportsman's Warehouse Holdings Inc. (a) (b)	9	81
Standard Motor Products Inc.	7	353
Staples Inc.	201	1,818
Starbucks Corp.	450	24,999
Stein Mart Inc.	9	48
Steven Madden Ltd. (a)	16	589
Stoneridge Inc. (a)	8	145
Strayer Education Inc. (a)	3	246
Sturm Ruger & Co. Inc. (b)	6	325
Superior Industries International Inc.	6	160
Tailored Brands Inc.	13	332
Target Corp.	168	12,137
Taylor Morrison Home Corp. - Class A (a)	10	186
Tegna Inc.	63	1,358
Tempur Sealy International Inc. (a) (b)	18	1,224
Tenneco Inc. (a)	18	1,109
Tesla Motors Inc. (a) (b)	39	8,438
Texas Roadhouse Inc.	21	1,011
Thor Industries Inc.	16	1,554
Tiffany & Co. (b)	38	2,976
Tile Shop Holdings Inc. (a) (b)	11	212
Time Inc.	30	540
Time Warner Inc.	239	23,051
TJX Cos. Inc.	201	15,139
Toll Brothers Inc. (a)	48	1,494
TopBuild Corp. (a)	11	402
Tower International Inc.	7	188
Tractor Supply Co.	41	3,111
TravelCenters of America LLC (a)	9	62
TRI Pointe Homes Inc. (a)	45	519
Tribune Media Co. - Class A	23	821
TripAdvisor Inc. (a)	36	1,683
Tronc Inc. (b)	6	78
Tuesday Morning Corp. (a)	13	69
Tupperware Brands Corp.	16	832
Twenty-First Century Fox Inc. - Class A	327	9,157
Twenty-First Century Fox Inc. - Class B	136	3,701
Ulta Salon Cosmetics & Fragrance Inc. (a)	18	4,633
Under Armour Inc. - Class A (a) (b)	56	1,618
Under Armour Inc. - Class C (a)	58	1,463
Unifi Inc. (a)	5	170
Universal Electronics Inc. (a)	4	289
Urban Outfitters Inc. (a)	28	785
Vail Resorts Inc.	12	1,983
Vera Bradley Inc. (a)	7	81
VF Corp.	102	5,462
Viacom Inc. - Class B	107	3,756
Vista Outdoor Inc. (a)	19	693
Visteon Corp.	11	847
Vitamin Shoppe Inc. (a)	6	154
Walt Disney Co.	469	48,869
Wayfair Inc. - Class A (a) (b)	9	313
WCI Communities Inc (a)	7	155
Weight Watchers International Inc. (a) (b)	10	113
Wendy's Co.	65	875
Weyco Group Inc.	3	83
Whirlpool Corp.	23	4,226
William Lyon Homes - Class A (a)	6	121
Williams-Sonoma Inc.	26	1,266
	Shares/Par†	Value
Wingstop Inc. (b)	9	263
Winmark Corp.	1	100
Winnebago Industries Inc.	8	268
Wolverine World Wide Inc.	30	667
World Wrestling Entertainment Inc. - Class A (b)	9	174
Wyndham Worldwide Corp.	34	2,598
Wynn Resorts Ltd.	25	2,171
Yum! Brands Inc.	114	7,219
Zoe's Kitchen Inc. (a) (b)	7	159
Zumiez Inc. (a) (b)	6	127
Total Common Stocks (cost $834,476)		907,841
SHORT TERM INVESTMENTS 3.6%
Investment Companies 0.1%
JNL Money Market Fund, 0.34% (c) (d)	979	979
Securities Lending Collateral 3.5%
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	31,714	31,714
Total Short Term Investments (cost $32,693)		32,693
Total Investments 103.4% (cost $867,169)		940,534
Other Assets and Liabilities, Net (3.4)%		(31,151)
Total Net Assets 100.0%		$909,383

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/Mellon Capital Financial Sector Fund
COMMON STOCKS 99.7%
Financials 99.7%
1st Source Corp.	5	$233
Affiliated Managers Group Inc. (a)	17	2,415
Aflac Inc.	129	8,948
AG Mortgage Investment Trust Inc.	10	164
AGNC Investment Corp.	104	1,881
Alleghany Corp. (a)	5	2,966
Allied World Assurance Co. Holdings Ltd.	27	1,459
Allstate Corp.	117	8,644
Ally Financial Inc.	138	2,618
Ambac Financial Group Inc. (a)	15	329
American Equity Investment Life Holding Co.	28	626
American Express Co.	246	18,231
American Financial Group Inc.	22	1,944
American International Group Inc.	335	21,910
American National Insurance Co.	3	338
Ameriprise Financial Inc.	51	5,632
Ameris Bancorp	11	463
Amerisafe Inc.	6	394
AmTrust Financial Services Inc.	26	706
Annaly Capital Management Inc.	310	3,092
Anworth Mortgage Asset Corp.	33	171
Aon Plc - Class A	83	9,232
Apollo Commercial Real Estate Finance Inc.	25	417
Arch Capital Group Ltd. (a)	38	3,311
Argo Group International Holdings Ltd.	10	637
Arlington Asset Investment Corp. - Class A (b)	5	77
ARMOUR Residential REIT Inc. (b)	11	232
Arrow Financial Corp.	4	169
Arthur J Gallagher & Co.	55	2,869
Artisan Partners Asset Management Inc. - Class A (b)	11	339
Aspen Insurance Holdings Ltd.	19	1,051
Associated Bancorp	47	1,160
Associated Capital Group Inc. - Class A	1	34
Assurant Inc.	19	1,733
Assured Guaranty Ltd.	41	1,565
Astoria Financial Corp.	28	522
Axis Capital Holdings Ltd.	29	1,862
Baldwin & Lyons Inc. - Class B	2	50
Banc of California Inc. (b)	13	229
BancFirst Corp.	2	207
Bancorp Inc. (a)	8	64
BancorpSouth Inc.	27	842
Bank Mutual Corp.	17	159

See accompanying Notes to Financial Statements.

3

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Bank of America Corp.	3,195	70,606
Bank of Hawaii Corp. (b)	13	1,173
Bank of New York Mellon Corp. (c)	335	15,859
Bank of the Ozarks Inc.	33	1,722
BankUnited Inc.	32	1,207
Banner Corp.	5	267
BB&T Corp.	255	12,013
Beneficial Bancorp Inc.	24	434
Berkshire Hathaway Inc. - Class B (a)	381	62,168
Berkshire Hills Bancorp Inc.	10	385
BGC Partners Inc. - Class A	64	652
BlackRock Inc.	38	14,549
Blackstone Mortgage Trust Inc. - Class A	29	866
Blue Hills Bancorp Inc.	9	166
BNC Bancorp	15	464
BofI Holding Inc. (a) (b)	18	520
BOK Financial Corp. (b)	6	532
Boston Private Financial Holdings Inc.	26	432
Bridge Bancorp Inc.	6	211
Brookline Bancorp Inc.	23	380
Brown & Brown Inc.	38	1,696
Bryn Mawr Bank Corp.	5	229
Camden National Corp. (b)	5	217
Capital Bank Financial Corp. - Class A	9	342
Capital One Financial Corp.	159	13,844
Capitol Federal Financial Inc.	40	656
Capstead Mortgage Corp.	32	326
Cardinal Financial Corp.	11	359
Cascade Bancorp (a)	7	60
Cathay General Bancorp	23	875
CBOE Holdings Inc.	26	1,907
Centerstate Banks of Florida Inc.	15	385
Central Pacific Financial Corp.	9	272
Charles Schwab Corp.	373	14,735
Chemical Financial Corp.	22	1,184
Chimera Investment Corp.	54	915
Chubb Ltd.	146	19,257
Cincinnati Financial Corp.	49	3,704
CIT Group Inc.	63	2,689
Citigroup Inc.	906	53,817
Citizens Financial Group Inc.	163	5,820
Citizens Inc. - Class A (a) (b)	12	115
City Holdings Co.	5	344
CME Group Inc.	106	12,260
CNO Financial Group Inc.	53	1,020
CoBiz Financial Inc.	12	201
Cohen & Steers Inc.	6	212
Colony Capital Inc. - Class A (b)	34	685
Columbia Banking System Inc.	19	828
Comerica Inc.	54	3,705
Commerce Bancshares Inc.	29	1,662
Community Bank System Inc. (b)	14	873
Community Trust Bancorp Inc.	5	241
ConnectOne Bancorp Inc.	9	230
Cowen Group Inc. - Class A (a) (b)	9	137
Crawford & Co. - Class A	5	50
Credit Acceptance Corp. (a) (b)	2	477
CU Bancorp (a)	4	159
Cullen/Frost Bankers Inc.	17	1,515
Customers Bancorp Inc. (a)	9	332
CVB Financial Corp.	32	736
CYS Investments Inc.	50	386
Diamond Hill Investment Group Inc.	1	202
Dime Community Bancshares Inc.	10	203
Discover Financial Services	126	9,069
Donegal Group Inc. - Class A	2	37
Donnelley Financial Solutions Inc. (a)	7	162
Drive Shack Inc.	14	51
Dynex Capital Inc.	11	72
E*TRADE Financial Corp. (a)	85	2,956
Eagle Bancorp Inc. (a)	9	549
East West Bancorp Inc.	45	2,299
Eaton Vance Corp.	35	1,467
EMC Insurance Group Inc.	2	57
Employer Holdings Inc.	10	416
	Shares/Par†	Value
Encore Capital Group Inc. (a) (b)	8	216
Endurance Specialty Holdings Ltd.	20	1,884
Enstar Group Ltd. (a)	3	638
Enterprise Financial Services Corp.	6	253
Erie Indemnity Co. - Class A	8	876
Essent Group Ltd. (a)	20	654
EverBank Financial Corp.	36	703
Evercore Partners Inc. - Class A	12	850
Everest Re Group Ltd.	13	2,827
Ezcorp Inc. - Class A (a)	16	173
FactSet Research Systems Inc.	13	2,054
FBL Financial Group Inc. - Class A	3	252
FCB Financial Holdings Inc. - Class A (a)	11	502
Federal Agricultural Mortgage Corp. - Class C	3	176
Federated Investors Inc. - Class B	29	819
Federated National Holding Co.	3	57
Fidelity & Guaranty Life (b)	3	63
Fidelity National Financial Inc.	78	2,633
Fidelity Southern Corp.	7	171
Fifth Third Bancorp	241	6,496
Financial Engines Inc. (b)	17	613
Financial Institutions Inc.	5	167
First American Financial Corp.	35	1,271
First Bancorp Inc.	6	171
First Bancorp Inc. (a)	45	296
First Busey Corp.	9	273
First Citizens BancShares Inc. - Class A	2	812
First Commonwealth Financial Corp.	29	408
First Community Bancshares Inc.	5	166
First Financial Bancorp	19	532
First Financial Bankshares Inc. (b)	17	765
First Financial Corp.	3	177
First Hawaiian Inc.	9	321
First Horizon National Corp.	71	1,427
First Interstate BancSystem Inc. - Class A	6	259
First Merchants Corp.	13	473
First Midwest Bancorp Inc.	26	663
First NBC Bank Holding Co. (a) (b)	5	34
First of Long Island Corp.	7	193
First Republic Bank	47	4,315
FirstCash Inc.	14	680
Flagstar Bancorp Inc. (a)	7	191
Flushing Financial Corp.	8	248
FNB Corp.	67	1,067
FNFV Group (a)	23	315
Franklin Resources Inc.	118	4,666
Fulton Financial Corp.	55	1,033
GAMCO Investors Inc. - Class A	1	41
Genworth Financial Inc. - Class A (a)	154	588
German American Bancorp Inc.	4	204
Glacier Bancorp Inc.	24	880
Global Indemnity Ltd. - Class A (a)	2	75
Goldman Sachs Group Inc.	114	27,373
Great Southern Bancorp Inc. (b)	3	180
Great Western Bancorp Inc.	17	763
Green Dot Corp. - Class A (a)	12	292
Greenhill & Co. Inc. (b)	8	229
Greenlight Capital Re Ltd. - Class A (a)	9	217
Hancock Holding Co.	26	1,108
Hanmi Financial Corp.	11	379
Hannon Armstrong Sustainable Infrastructure Capital Inc. (b)	15	277
Hanover Insurance Group Inc.	14	1,245
HarborOne Bancorp Inc. (a)	4	74
Hartford Financial Services Group Inc.	121	5,783
HCI Group Inc. (b)	2	80
Heartland Financial USA Inc.	7	337
Heritage Financial Corp.	9	236
Heritage Insurance Holdings Inc.	7	103
Hilltop Holdings Inc.	24	701
Home Bancshares Inc.	39	1,085
HomeStreet Inc. (a)	7	209
HomeTrust Bancshares Inc. (a)	6	160
Hope Bancorp Inc.	41	895
Horace Mann Educators Corp.	12	520

See accompanying Notes to Financial Statements.

4

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Horizon Bancorp	6	156
Houlihan Lokey Inc. - Class A	3	85
Huntington Bancshares Inc.	339	4,483
IberiaBank Corp.	13	1,124
Independent Bank Corp.	8	553
Independent Bank Group Inc.	3	211
Infinity Property & Casualty Corp.	3	270
Interactive Brokers Group Inc.	19	708
Intercontinental Exchange Inc.	187	10,547
International Bancshares Corp.	17	696
INTL FCStone Inc. (a)	5	193
Invesco Ltd.	128	3,889
Invesco Mortgage Capital Inc.	33	487
Investment Technology Group Inc.	10	193
Investors Bancorp Inc.	95	1,329
James River Group Holdings Ltd.	5	194
Janus Capital Group Inc.	46	615
JPMorgan Chase & Co.	1,131	97,568
KCG Holdings Inc. - Class A (a)	18	238
Kearny Financial Corp.	29	452
Kemper Corp.	13	588
KeyCorp	340	6,215
Kinsale Capital Group Inc.	5	167
Ladder Capital Corp. - Class A	19	265
Ladenburg Thalmann Financial Services Inc. (a) (b)	23	56
Lakeland Bancorp Inc.	13	251
Lakeland Financial Corp.	8	385
LegacyTexas Financial Group Inc.	13	580
Legg Mason Inc.	29	855
LendingClub Corp. (a) (b)	71	373
LendingTree Inc. (a) (b)	2	229
Leucadia National Corp.	102	2,367
Lincoln National Corp.	73	4,819
Live Oak Bancshares Inc.	4	74
Loews Corp.	90	4,194
LPL Financial Holdings Inc.	23	807
M&T Bank Corp.	44	6,935
Maiden Holdings Ltd.	20	343
MainSource Financial Group Inc.	7	242
Markel Corp. (a) (b)	4	3,956
MarketAxess Holdings Inc.	12	1,734
Marsh & McLennan Cos. Inc.	163	11,005
MB Financial Inc.	22	1,051
MBIA Inc. (a)	41	437
Mercantile Bank Corp.	5	204
Mercury General Corp.	9	544
Meridian Bancorp Inc.	17	322
Meta Financial Group Inc.	2	253
MetLife Inc.	293	15,780
MFA Financial Inc.	114	869
MGIC Investment Corp. (a)	108	1,099
Moelis & Co. - Class A	7	222
Moody's Corp.	54	5,133
Morgan Stanley	449	18,986
Morningstar Inc.	6	435
MSCI Inc.	28	2,207
MTGE Investment Corp.	13	209
NASDAQ Inc.	36	2,420
National Bank Holdings Corp. - Class A	8	270
National General Holdings Corp.	18	450
National Western Life Group Inc. - Class A	1	233
Nationstar Mortgage Holdings Inc. (a) (b)	13	229
Navient Corp.	100	1,641
Navigators Group Inc.	4	471
NBT Bancorp Inc.	13	539
Nelnet Inc. - Class A	8	386
New Residential Investment Corp.	77	1,211
New York Community Bancorp Inc.	150	2,389
New York Mortgage Trust Inc. (b)	33	221
NewStar Financial Inc. (a)	5	45
NMI Holdings Inc. - Class A (a)	17	178
Northern Trust Corp.	68	6,026
Northfield Bancorp Inc.	13	254
NorthStar Asset Management Group Inc.	57	856
Northwest Bancshares Inc. (b)	29	524
	Shares/Par†	Value
OceanFirst Financial Corp.	10	286
Ocwen Financial Corp. (a) (b)	24	130
OFG Bancorp	14	183
Old National Bancorp	38	696
Old Republic International Corp.	77	1,470
OM Asset Management Plc	19	276
On Deck Capital Inc. (a) (b)	8	38
OneBeacon Insurance Group Ltd. - Class A	5	74
OneMain Holdings Inc. (a)	19	419
Opus Bank	7	225
Oritani Financial Corp.	12	221
Pacific Premier Bancorp Inc. (a)	8	272
PacWest Bancorp	36	1,976
Park National Corp.	4	480
Park Sterling Corp.	13	137
Pennymac Mortgage Investment Trust	21	349
Peoples Bancorp Inc.	3	113
People's United Financial Inc.	99	1,913
PHH Corp. (a)	16	239
Pico Holdings Inc. (a)	5	75
Pinnacle Financial Partners Inc.	13	917
Piper Jaffray Cos. (a)	4	319
PJT Partners Inc. - Class A	4	139
PNC Financial Services Group Inc.	154	18,015
Popular Inc.	33	1,428
PRA Group Inc. (a)	14	548
Preferred Bank	4	199
Primerica Inc.	15	1,021
Principal Financial Group Inc.	90	5,235
PrivateBancorp Inc.	23	1,258
ProAssurance Corp.	17	952
Progressive Corp.	183	6,492
Prosperity Bancshares Inc.	21	1,487
Provident Financial Services Inc.	18	516
Prudential Financial Inc.	137	14,259
Pzena Investment Management Inc. - Class A	4	46
QCR Holdings Inc.	3	142
Radian Group Inc.	67	1,203
Raymond James Financial Inc.	40	2,792
Redwood Trust Inc.	22	339
Regions Financial Corp.	395	5,669
Reinsurance Group of America Inc.	20	2,486
RenaissanceRe Holdings Ltd.	13	1,761
Renasant Corp.	13	536
Republic Bancorp Inc. - Class A	4	148
Resource Capital Corp. (b)	7	59
RLI Corp.	13	796
S&P Global Inc.	83	8,912
S&T Bancorp Inc.	11	427
Safeguard Scientifics Inc. (a)	5	61
Safety Insurance Group Inc.	5	358
Sandy Spring Bancorp Inc.	7	276
Seacoast Banking Corp. of Florida (a)	9	199
SEI Investments Co.	42	2,093
Selective Insurance Group Inc.	18	796
ServisFirst Bancshares Inc. (b)	14	506
Signature Bank (a)	17	2,509
Simmons First National Corp. - Class A	8	514
SLM Corp. (a)	133	1,466
South State Corp.	8	673
Southside Bancshares Inc.	9	327
Starwood Property Trust Inc.	81	1,789
State Auto Financial Corp.	6	167
State Bank Financial Corp.	10	271
State National Cos. Inc.	11	158
State Street Corp.	122	9,514
Sterling Bancorp	38	887
Stewart Information Services Corp.	8	355
Stifel Financial Corp. (a)	21	1,047
Stock Yards Bancorp Inc.	7	342
Stonegate Bank	3	141
Suffolk Bancorp	3	135
Sun Bancorp Inc.	2	61
SunTrust Banks Inc.	156	8,537
SVB Financial Group (a)	16	2,786

See accompanying Notes to Financial Statements.

5

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Synchrony Financial	262	9,493
Synovus Financial Corp.	39	1,592
T. Rowe Price Group Inc.	78	5,881
TCF Financial Corp.	50	971
TD Ameritrade Holding Corp.	82	3,589
Texas Capital Bancshares Inc. (a)	15	1,199
Texas Pacific Land Trust	2	744
TFS Financial Corp.	22	422
Third Point Reinsurance Ltd. (a)	18	207
Tompkins Financial Corp. (b)	4	392
Torchmark Corp.	36	2,654
Towne Bank	17	556
Travelers Cos. Inc.	90	11,072
Trico Bancshares	6	219
Tristate Capital Holdings Inc. (a)	8	180
Trupanion Inc. (a) (b)	4	66
TrustCo Bank Corp.	28	245
Trustmark Corp.	20	719
Two Harbors Investment Corp.	105	914
U.S. Bancorp	536	27,543
UMB Financial Corp.	13	1,032
Umpqua Holdings Corp.	69	1,304
Union Bankshares Corp.	13	479
United Bankshares Inc. (b)	26	1,185
United Community Banks Inc.	22	645
United Financial Bancorp Inc.	14	253
United Fire Group Inc.	7	355
United Insurance Holdings Corp.	4	59
Universal Insurance Holdings Inc. (b)	10	277
Univest Corp. of Pennsylvania	8	239
Unum Group	74	3,253
Validus Holdings Ltd.	26	1,411
Valley National Bancorp	74	864
Virtu Financial Inc. - Class A	12	184
Virtus Investment Partners Inc.	2	208
Voya Financial Inc.	63	2,463
Waddell & Reed Financial Inc. - Class A (b)	25	483
Walker & Dunlop Inc. (a)	8	253
Walter Investment Management Corp. (a) (b)	7	33
Washington Federal Inc.	28	947
Washington Trust Bancorp Inc.	4	239
Waterstone Financial Inc.	9	160
Webster Financial Corp.	29	1,569
Wells Fargo & Co.	1,501	82,696
WesBanco Inc.	13	543
Westamerica Bancorp (b)	8	489
Western Alliance Bancorp (a)	30	1,454
Western Asset Mortgage Capital Corp.	15	153
Westwood Holdings Group Inc.	2	114
White Mountains Insurance Group Ltd.	2	1,284
Willis Towers Watson Plc	41	5,008
Wintrust Financial Corp.	16	1,171
WisdomTree Investments Inc. (b)	38	427
WMIH Corp. (a)	47	72
World Acceptance Corp. (a) (b)	3	162
WR Berkley Corp.	31	2,053
WSFS Financial Corp.	9	415
Xenith Bankshares Inc. (a)	2	60
XL Group Ltd.	86	3,192
Yadkin Financial Corp.	13	457
Zions Bancorp	64	2,754
		1,098,618
Real Estate 0.0%
Altisource Residential Corp. - Class B	17	190
Total Common Stocks (cost $927,866)		1,098,808
SHORT TERM INVESTMENTS 1.6%
Investment Companies 0.7%
JNL Money Market Fund, 0.34% (c) (d)	7,810	7,810
	Shares/Par†	Value
Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	9,704	9,704
Total Short Term Investments (cost $17,514)		17,514
Total Investments 101.3% (cost $945,380)		1,116,322
Other Assets and Liabilities, Net (1.3)%		(14,668)
Total Net Assets 100.0%		$1,101,654

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/Mellon Capital Healthcare Sector Fund
COMMON STOCKS 99.9%
Health Care 99.9%
AAC Holdings Inc. (a) (b)	7	$51
Abaxis Inc.	20	1,032
Abbott Laboratories	1,202	46,170
AbbVie Inc.	1,333	83,450
Abiomed Inc. (a)	33	3,748
Acadia HealthCare Co. Inc. (a) (b)	59	1,968
ACADIA Pharmaceuticals Inc. (a) (b)	77	2,234
Accelerate Diagnostics Inc. (a) (b)	27	550
Acceleron Pharma Inc. (a)	22	572
Accuray Inc. (a) (b)	72	333
Aceto Corp.	26	578
Achillion Pharmaceuticals Inc. (a)	94	389
Aclaris Therapeutics Inc. (a) (b)	14	382
Acorda Therapeutics Inc. (a)	38	720
Adeptus Health Inc. - Class A (a) (b)	12	93
Aduro Biotech Inc. (a) (b)	21	236
Advaxis Inc. (a) (b)	24	173
Aerie Pharmaceuticals Inc. (a) (b)	18	689
Aetna Inc.	287	35,555
Agenus Inc. (a) (b)	55	229
Agilent Technologies Inc.	268	12,228
Agios Pharmaceuticals Inc. (a) (b)	29	1,200
Aimmune Therapeutics Inc. (a) (b)	12	246
Air Methods Corp. (a)	32	1,009
Akorn Inc. (a)	60	1,319
Albany Molecular Research Inc. (a) (b)	26	495
Alder Biopharmaceuticals Inc. (a)	35	720
Alere Inc. (a)	70	2,735
Alexion Pharmaceuticals Inc. (a)	184	22,499
Align Technology Inc. (a)	58	5,599
Alkermes Plc (a)	123	6,825
Allergan Plc (a)	324	68,026
Allscripts-Misys Healthcare Solutions Inc. (a)	153	1,558
Almost Family Inc. (a)	6	269
Alnylam Pharmaceuticals Inc. (a) (b)	62	2,317
AMAG Pharmaceuticals Inc. (a) (b)	30	1,041
Amedisys Inc. (a)	24	1,011
American Renal Associates Holdings Inc. (a)	9	186
AmerisourceBergen Corp.	155	12,143
Amgen Inc.	612	89,544
Amicus Therapeutics Inc. (a) (b)	97	482
AMN Healthcare Services Inc. (a)	40	1,542
Amphastar Pharmaceuticals Inc. (a)	27	496
Analogic Corp.	10	822
AngioDynamics Inc. (a)	23	396
ANI Pharmaceuticals Inc. (a)	6	388
Anika Therapeutics Inc. (a) (b)	13	634
Anthem Inc.	215	30,915
Ardelyx Inc. (a) (b)	21	304
Arena Pharmaceuticals Inc. (a)	225	319
Ariad Pharmaceuticals Inc. (a)	150	1,866
Array BioPharma Inc. (a)	119	1,043
Arrowhead Pharmaceuticals Inc. (a) (b)	56	87
Atara Biotherapeutics Inc. (a) (b)	17	241
athenahealth Inc. (a) (b)	32	3,334
AtriCure Inc. (a) (b)	25	487
Atrion Corp.	1	637

See accompanying Notes to Financial Statements.

6

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Avexis Inc. (a) (b)	11	547
Axovant Sciences Ltd. (a) (b)	24	292
Baxter International Inc.	401	17,788
Becton Dickinson & Co.	174	28,874
Bellicum Pharmaceuticals Inc. (a) (b)	14	191
BioCryst Pharmaceuticals Inc. (a) (b)	53	334
Biogen Inc. (a)	179	50,819
BioMarin Pharmaceutical Inc. (a)	139	11,514
Bio-Rad Laboratories Inc. - Class A (a)	17	3,036
Bio-Techne Corp.	31	3,149
BioTelemetry Inc. (a)	19	422
Biotime Inc. (a) (b)	40	145
Bluebird Bio Inc. (a) (b)	30	1,848
Blueprint Medicines Corp. (a) (b)	13	361
Boston Scientific Corp. (a)	1,114	24,094
Bristol-Myers Squibb Co.	1,367	79,902
Brookdale Senior Living Inc. (a)	159	1,973
Bruker Corp.	90	1,905
Cambrex Corp. (a)	26	1,426
Cantel Medical Corp.	31	2,412
Capital Senior Living Corp. (a)	26	412
Cardinal Health Inc.	261	18,796
Cardiovascular Systems Inc. (a)	24	587
Castlight Health Inc. - Class B (a) (b)	22	108
Catalent Inc. (a)	100	2,693
Celgene Corp. (a)	634	73,410
Celldex Therapeutics Inc. (a) (b)	94	333
Cempra Inc. (a) (b)	31	86
Centene Corp. (a)	139	7,848
Cerner Corp. (a)	249	11,799
Cerus Corp. (a) (b)	70	304
Charles River Laboratories International Inc. (a)	38	2,934
Chemed Corp.	13	2,136
Chimerix Inc. (a)	40	185
CIGNA Corp.	210	28,030
Civitas Solutions Inc. (a)	14	284
Clearside Biomedical Inc. (a)	7	59
Clovis Oncology Inc. (a) (b)	29	1,269
Coherus Biosciences Inc. (a) (b)	16	450
Collegium Pharmaceutical Inc. (a) (b)	11	177
CoLucid Pharmaceuticals Inc. (a)	5	192
Community Health Systems Inc. (a)	97	542
Computer Programs & Systems Inc. (b)	8	184
Concert Pharmaceuticals Inc. (a)	14	139
ConforMIS Inc. (a) (b)	15	125
Conmed Corp.	20	883
Cooper Cos. Inc.	39	6,899
Corcept Therapeutics Inc. (a)	71	514
Corvel Corp. (a)	8	302
CR Bard Inc.	60	13,558
Cross Country Healthcare Inc. (a)	29	454
CryoLife Inc.	25	485
Cynosure Inc. - Class A (a)	19	864
CytomX Therapeutics Inc. (a)	14	157
Danaher Corp.	507	39,427
DaVita Inc. (a)	133	8,563
DENTSPLY SIRONA Inc.	191	11,020
DepoMed Inc. (a) (b)	51	913
Dermira Inc. (a)	21	633
DexCom Inc. (a)	68	4,031
Diplomat Pharmacy Inc. (a) (b)	33	418
Dynavax Technologies Corp. (a) (b)	31	124
Eagle Pharmaceuticals Inc. (a)	6	458
Editas Medicine Inc. (a)	14	226
Edwards Lifesciences Corp. (a)	174	16,260
Eli Lilly & Co.	813	59,772
Emergent BioSolutions Inc. (a)	30	970
Enanta Pharmaceuticals Inc. (a) (b)	9	286
Endo International Plc (a)	172	2,837
Endologix Inc. (a) (b)	59	336
Ensign Group Inc.	40	885
Entellus Medical Inc. (a) (b)	5	100
Envision Healthcare Corp. (a) (b)	96	6,049
Epizyme Inc. (a)	25	300
Esperion Therapeutics Inc. (a) (b)	12	150
	Shares/Par†	Value
Evolent Health Inc. - Class A (a) (b)	25	363
Exact Sciences Corp. (a) (b)	91	1,222
Exactech Inc. (a)	6	168
Exelixis Inc. (a)	185	2,757
Express Scripts Holding Co. (a)	515	35,432
FibroGen Inc. (a)	44	944
Five Prime Therapeutics Inc. (a)	22	1,106
Flexion Therapeutics Inc. (a) (b)	14	260
Foundation Medicine Inc. (a) (b)	9	160
Genesis Healthcare Inc. - Class A (a)	38	161
GenMark Diagnostics Inc. (a)	32	389
Genomic Health Inc. (a)	15	435
Geron Corp. (a) (b)	152	314
Gilead Sciences Inc.	1,080	77,328
Glaukos Corp. (a)	6	209
Global Blood Therapeutics Inc. (a) (b)	21	302
Globus Medical Inc. - Class A (a)	59	1,458
Haemonetics Corp. (a)	44	1,757
Halozyme Therapeutics Inc. (a) (b)	94	932
Halyard Health Inc. (a)	40	1,482
HCA Holdings Inc. (a)	248	18,377
HealthEquity Inc. (a)	34	1,382
HealthSouth Corp.	73	3,000
HealthStream Inc. (a)	24	591
Healthways Inc. (a)	25	576
Henry Schein Inc. (a)	67	10,219
Heron Therapeutics Inc. (a) (b)	29	377
Hill-Rom Holdings Inc.	53	2,972
HMS Holdings Corp. (a)	66	1,199
Hologic Inc. (a)	203	8,129
Horizon Pharma Plc (a)	119	1,919
Humana Inc.	122	24,956
ICU Medical Inc. (a)	12	1,808
Idexx Laboratories Inc. (a)	74	8,637
Illumina Inc. (a)	121	15,433
Immunogen Inc. (a) (b)	89	181
Immunomedics Inc. (a) (b)	83	306
Impax Laboratories Inc. (a)	53	703
INC Research Holdings Inc. - Class A (a)	42	2,229
Incyte Corp. (a)	139	13,973
Innoviva Inc. (a) (b)	69	735
Inogen Inc. (a)	14	930
Inovalon Holdings Inc. - Class A (a) (b)	54	559
Inovio Pharmaceuticals Inc. (a) (b)	59	410
Insmed Inc. (a)	51	670
Insulet Corp. (a)	49	1,843
Insys Therapeutics Inc. (a) (b)	22	203
Integer Holdings Corp. (a)	24	720
Integra LifeSciences Holdings Corp. (a)	24	2,042
Intellia Therapeutics Inc. (a) (b)	9	117
Intercept Pharmaceuticals Inc. (a) (b)	15	1,614
Intersect ENT Inc. (a)	18	213
Intra-Cellular Therapies Inc. (a) (b)	27	403
Intrexon Corp. (a) (b)	51	1,245
Intuitive Surgical Inc. (a)	31	19,918
Invacare Corp.	25	329
Ionis Pharmaceuticals Inc. (a) (b)	98	4,711
Ironwood Pharmaceuticals Inc. - Class A (a)	105	1,602
Jazz Pharmaceuticals Plc (a)	50	5,482
Johnson & Johnson	2,236	257,580
Juno Therapeutics Inc. (a) (b)	51	964
K2M Group Holdings Inc. (a)	26	512
Karyopharm Therapeutics Inc. (a) (b)	15	139
Keryx Biopharmaceuticals Inc. (a) (b)	70	410
Kindred Healthcare Inc.	72	566
Kite Pharma Inc. (a) (b)	32	1,456
La Jolla Pharmaceutical Co. (a) (b)	14	237
Laboratory Corp. of America Holdings (a)	83	10,681
Landauer Inc.	9	443
Lannett Co. Inc. (a) (b)	22	479
Lexicon Pharmaceuticals Inc. (a) (b)	36	503
LHC Group Inc. (a)	12	529
Lifepoint Health Inc. (a)	34	1,912
Ligand Pharmaceuticals Inc. (a) (b)	16	1,579
Lion Biotechnologies Inc. (a) (b)	29	201

See accompanying Notes to Financial Statements.

7

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
LivaNova Plc (a) (b)	35	1,587
Loxo Oncology Inc. (a) (b)	9	302
Luminex Corp. (a)	36	730
MacroGenics Inc. (a)	24	484
Magellan Health Services Inc. (a)	18	1,379
Mallinckrodt Plc (a)	89	4,455
MannKind Corp. (a) (b)	256	163
Masimo Corp. (a)	38	2,570
McKesson Corp.	185	25,958
Medicines Co. (a) (b)	60	2,023
Medidata Solutions Inc. (a)	48	2,388
MEDNAX Inc. (a)	77	5,154
Medpace Holdings Inc. (a)	6	208
Medtronic Plc	1,138	81,030
Merck & Co. Inc.	2,259	132,970
Meridian Bioscience Inc.	39	686
Merit Medical Systems Inc. (a)	38	1,002
Merrimack Pharmaceuticals Inc. (a) (b)	90	367
Mettler-Toledo International Inc. (a)	22	9,087
MiMedx Group Inc. (a) (b)	90	795
Minerva Neurosciences Inc. (a) (b)	17	203
Molina Healthcare Inc. (a)	32	1,713
Momenta Pharmaceuticals Inc. (a)	59	889
Mylan NV (a)	373	14,229
MyoKardia Inc. (a)	11	141
Myriad Genetics Inc. (a) (b)	61	1,021
NantKwest Inc. (a) (b)	19	109
Natera Inc. (a)	20	236
National Healthcare Corp.	9	667
National Research Corp. - Class A	8	157
Natus Medical Inc. (a)	27	936
Nektar Therapeutics (a)	111	1,359
Neogen Corp. (a)	32	2,124
NeoGenomics Inc. (a) (b)	51	434
Neurocrine Biosciences Inc. (a)	70	2,720
Nevro Corp. (a) (b)	18	1,340
NewLink Genetics Corp. (a)	20	201
Novavax Inc. (a) (b)	224	283
Novocure Ltd. (a) (b)	37	289
NuVasive Inc. (a)	42	2,843
NxStage Medical Inc. (a)	47	1,233
Omeros Corp. (a) (b)	31	309
Omnicell Inc. (a)	31	1,045
OncoMed Pharmaceuticals Inc. (a) (b)	12	89
Ophthotech Corp. (a) (b)	23	113
Opko Health Inc. (a) (b)	281	2,613
OraSure Technologies Inc. (a)	40	351
Organovo Holdings Inc. (a) (b)	65	219
Orthofix International NV (a)	16	588
Otonomy Inc. (a)	14	217
OvaScience Inc. (a) (b)	24	37
Owens & Minor Inc.	49	1,728
Pacific Biosciences of California Inc. (a) (b)	70	267
Pacira Pharmaceuticals Inc. (a)	33	1,067
Paratek Pharmaceuticals Inc. (a)	11	167
PAREXEL International Corp. (a)	43	2,853
Patheon NV (a)	26	738
Patterson Cos. Inc.	68	2,794
PDL BioPharma Inc.	138	293
Penumbra Inc. (a) (b)	22	1,427
PerkinElmer Inc.	91	4,762
Perrigo Co. Plc	116	9,693
Pfizer Inc.	4,955	160,949
PharMerica Corp. (a)	24	600
Phibro Animal Health Corp. - Class A	17	489
Portola Pharmaceuticals Inc. (a)	50	1,118
PRA Health Sciences Inc. (a)	32	1,742
Premier Inc. - Class A (a)	37	1,121
Prestige Brands Holdings Inc. (a)	42	2,185
Progenics Pharmaceuticals Inc. (a) (b)	60	521
Prothena Corp. Plc (a) (b)	25	1,248
Providence Services Corp. (a)	12	463
PTC Therapeutics Inc. (a)	28	309
Puma Biotechnology Inc. (a) (b)	29	881
Quality Systems Inc. (a)	41	535
	Shares/Par†	Value
Quest Diagnostics Inc.	114	10,521
Quidel Corp. (a)	25	528
Quintiles IMS Holdings Inc. (a)	121	9,223
Radius Health Inc. (a) (b)	24	900
Regeneron Pharmaceuticals Inc. (a)	63	23,301
Regenxbio Inc. (a) (b)	14	261
Repligen Corp. (a)	29	880
ResMed Inc. (b)	114	7,094
Retrophin Inc. (a)	30	560
Revance Therapeutics Inc. (a) (b)	17	346
Rockwell Medical Technologies Inc. (a)	47	307
Sage Therapeutics Inc. (a) (b)	22	1,137
Sangamo Biosciences Inc. (a) (b)	58	178
Sarepta Therapeutics Inc. (a) (b)	43	1,192
Sciclone Pharmaceuticals Inc. (a)	43	460
Seattle Genetics Inc. (a) (b)	81	4,268
Select Medical Holdings Corp. (a) (b)	88	1,162
Seres Therapeutics Inc. (a) (b)	9	92
Sorrento Therapeutics Inc. (a) (b)	33	160
Spark Therapeutics Inc. (a) (b)	19	961
Spectranetics Corp. (a)	32	792
Spectrum Pharmaceuticals Inc. (a)	59	261
St. Jude Medical Inc.	232	18,638
Staar Surgical Co. (a) (b)	16	176
Steris Plc	71	4,812
Stryker Corp.	274	32,873
Sucampo Pharmaceuticals Inc. - Class A (a) (b)	24	328
Supernus Pharmaceuticals Inc. (a)	34	870
Surgery Partners Inc. (a)	17	269
Surgical Care Affiliates Inc. (a)	24	1,116
SurModics Inc. (a)	11	285
Synergy Pharmaceuticals Inc. (a) (b)	154	937
Team Health Holdings Inc. (a)	60	2,593
Teladoc Inc. (a) (b)	19	317
Teleflex Inc.	36	5,830
Teligent Inc. (a) (b)	30	196
Tenet Healthcare Corp. (a)	85	1,256
TESARO Inc. (a) (b)	30	4,007
TG Therapeutics Inc. (a) (b)	33	153
TherapeuticsMD Inc. (a) (b)	138	797
Theravance Biopharma Inc. (a) (b)	31	973
Thermo Fisher Scientific Inc.	321	45,357
TransEnterix Inc. (a) (b)	47	61
Trevena Inc. (a)	31	180
Triple-S Management Corp. - Class B (a)	19	384
Ultragenyx Pharmaceutical Inc. (a) (b)	30	2,113
United Therapeutics Corp. (a)	35	5,090
UnitedHealth Group Inc.	778	124,493
Universal American Corp. (a)	41	405
Universal Health Services Inc. - Class B	74	7,901
US Physical Therapy Inc.	11	749
Vanda Pharmaceuticals Inc. (a)	33	533
Varian Medical Systems Inc. (a)	76	6,840
Vascular Solutions Inc. (a)	13	734
VCA Inc. (a)	67	4,576
Veeva Systems Inc. - Class A (a)	72	2,938
Versartis Inc. (a) (b)	13	191
Vertex Pharmaceuticals Inc. (a)	201	14,791
Vocera Communications Inc. (a)	18	341
VWR Corp. (a)	79	1,972
Waters Corp. (a)	66	8,857
WaVe Life Sciences Ltd. (a) (b)	5	130
WellCare Health Plans Inc. (a)	36	4,984
West Pharmaceutical Services Inc.	60	5,098
Wright Medical Group NV (a) (b)	78	1,785
XBiotech Inc. (a) (b)	16	158
Xencor Inc. (a)	27	708
Zeltiq Aesthetics Inc. (a) (b)	28	1,206
Zimmer Biomet Holdings Inc.	164	16,914
ZIOPHARM Oncology Inc. (a) (b)	91	486
Zoetis Inc. - Class A	386	20,682
Total Common Stocks (cost $2,526,380)		2,513,849

See accompanying Notes to Financial Statements.

8

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
RIGHTS 0.0%
Dyax Corp. (a) (c)	141	157
Total Rights (cost $157)		157
SHORT TERM INVESTMENTS 3.1%
Investment Companies 0.1%
JNL Money Market Fund, 0.34% (d) (e)	1,604	1,604
Securities Lending Collateral 3.0%
Securities Lending Cash Collateral Fund LLC, 0.50% (d) (e)	75,835	75,835
Total Short Term Investments (cost $77,439)		77,439
Total Investments 103.0% (cost $2,603,976)		2,591,445
Other Assets and Liabilities, Net (3.0)%		(74,732)
Total Net Assets 100.0%		$2,516,713

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/Mellon Capital Oil & Gas Sector Fund
COMMON STOCKS 99.5%
Energy 99.5%
Alon USA Energy Inc.	30	$343
Anadarko Petroleum Corp.	620	43,219
Antero Resources Corp. (a)	172	4,078
Apache Corp.	425	26,962
Archrock Inc.	74	973
Atwood Oceanics Inc. (b)	69	910
Baker Hughes Inc.	455	29,569
Bill Barrett Corp. (a)	84	584
Bristow Group Inc. (b)	37	764
Cabot Oil & Gas Corp.	521	12,181
California Resources Corp. (a) (b)	47	992
Callon Petroleum Co. (a)	223	3,426
CARBO Ceramics Inc. (a) (b)	24	246
Carrizo Oil & Gas Inc. (a)	70	2,598
Cheniere Energy Inc. (a)	224	9,272
Chesapeake Energy Corp. (a)	782	5,487
Chevron Corp.	2,112	248,561
Cimarex Energy Co.	106	14,469
Clayton Williams Energy Inc. (a) (b)	6	691
Clean Energy Fuels Corp. (a)	127	363
Cobalt International Energy Inc. (a) (b)	377	460
Concho Resources Inc. (a)	158	20,901
ConocoPhillips Co.	1,387	69,521
CONSOL Energy Inc.	205	3,742
Continental Resources Inc. (a)	105	5,395
Core Laboratories NV (b)	49	5,923
CVR Energy Inc. (b)	18	468
Delek US Holdings Inc.	55	1,326
Denbury Resources Inc. (a)	442	1,628
Devon Energy Corp.	528	24,095
Diamond Offshore Drilling Inc. (a) (b)	76	1,344
Diamondback Energy Inc. (a)	97	9,834
Dril-Quip Inc. (a)	42	2,516
Eclipse Resources Corp. (a)	104	277
Enbridge Energy Management LLC (a) (b)	73	1,883
Energen Corp. (a)	109	6,256
EnLink Midstream LLC	60	1,146
Ensco Plc - Class A	337	3,277
EOG Resources Inc.	645	65,246
EQT Corp.	194	12,664
EXCO Resources Inc. (a) (b)	202	177
Exterran Corp. (a)	40	959
Exxon Mobil Corp.	4,642	418,961
Fairmount Santrol Holdings Inc. (a) (b)	161	1,904
	Shares/Par†	Value
FMC Technologies Inc. (a)	252	8,956
Forum Energy Technologies Inc. (a)	66	1,451
Frank's International NV (b)	44	543
Gener8 Maritime Inc. (a)	49	220
Gran Tierra Energy Inc. (a)	435	1,312
Green Plains Renewable Energy Inc.	41	1,134
Gulfport Energy Corp. (a)	165	3,564
Halliburton Co.	964	52,145
Helix Energy Solutions Group Inc. (a)	119	1,052
Helmerich & Payne Inc. (b)	121	9,343
Hess Corp.	319	19,876
HollyFrontier Corp.	188	6,164
Hornbeck Offshore Services Inc. (a) (b)	37	270
Jones Energy Inc. - Class A (a) (b)	56	281
Kinder Morgan Inc.	2,124	43,994
Kosmos Energy Ltd. (a)	172	1,205
Laredo Petroleum Holdings Inc. (a)	173	2,448
Marathon Oil Corp.	950	16,437
Marathon Petroleum Corp.	592	29,821
Matador Resources Co. (a) (b)	101	2,594
Matrix Service Co. (a)	29	666
McDermott International Inc. (a) (b)	267	1,972
Murphy Oil Corp.	183	5,692
Nabors Industries Ltd.	318	5,216
National Oilwell Varco Inc.	423	15,846
Natural Gas Services Group Inc. (a)	15	484
Newfield Exploration Co. (a)	223	9,019
Newpark Resources Inc. (a)	91	684
Noble Corp. Plc	270	1,600
Noble Energy Inc.	481	18,309
Oasis Petroleum Inc. (a)	245	3,703
Occidental Petroleum Corp.	855	60,918
Oceaneering International Inc.	110	3,096
Oil States International Inc. (a)	57	2,218
Oneok Inc.	236	13,542
Par Pacific Holdings Inc. (a) (b)	24	352
Parker Drilling Co. (a)	146	379
Parsley Energy Inc. - Class A (a)	171	6,013
Patterson-UTI Energy Inc.	165	4,447
PBF Energy Inc. - Class A (b)	120	3,339
PDC Energy Inc. (a)	62	4,486
PHI Inc. (a)	14	257
Phillips 66	527	45,535
Pioneer Natural Resources Co.	190	34,193
Plains GP Holdings LP - Class A	106	3,679
QEP Resources Inc. (a)	269	4,951
Range Resources Corp.	207	7,122
Renewable Energy Group Inc. (a) (b)	35	341
Resolute Energy Corp. (a) (b)	14	572
REX Stores Corp. (a)	6	597
Rice Energy Inc. (a)	176	3,755
RigNet Inc. (a)	15	351
Ring Energy Inc. (a)	49	642
Rowan Cos. Plc - Class A	132	2,498
RPC Inc. (b)	73	1,438
RSP Permian Inc. (a)	111	4,935
Sanchez Energy Corp. (a) (b)	68	611
Schlumberger Ltd.	1,557	130,701
SEACOR Holdings Inc. (a) (b)	18	1,312
SemGroup Corp. - Class A	74	3,095
SM Energy Co.	108	3,732
Southwestern Energy Co. (a)	551	5,966
Spectra Energy Corp.	785	32,253
Superior Energy Services Inc.	170	2,866
Synergy Resources Corp. (a) (b)	212	1,889
Tallgrass Energy GP LP - Class A	57	1,518
Targa Resources Corp.	186	10,436
Tesco Corp. (a)	54	446
Tesoro Corp.	133	11,646
Tetra Technologies Inc. (a)	128	641
Transocean Ltd. (a) (b)	433	6,383
Unit Corp. (a)	57	1,538
US Silica Holdings Inc.	89	5,068
Valero Energy Corp.	517	35,287
Weatherford International Plc (a) (b)	1,047	5,223

See accompanying Notes to Financial Statements.

9

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Western Refining Inc.	97	3,673
Whiting Petroleum Corp. (a)	309	3,719
Williams Cos. Inc.	798	24,862
World Fuel Services Corp.	78	3,602
WPX Energy Inc. (a)	385	5,608
Total Common Stocks (cost $1,773,445)		1,843,323
SHORT TERM INVESTMENTS 2.0%
Investment Companies 0.5%
JNL Money Market Fund, 0.34% (c) (d)	8,066	8,066
Securities Lending Collateral 1.5%
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	28,029	28,029
Total Short Term Investments (cost $36,095)		36,095
Total Investments 101.5% (cost $1,809,540)		1,879,418
Other Assets and Liabilities, Net (1.5)%		(27,070)
Total Net Assets 100.0%		$1,852,348

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/Mellon Capital Technology Sector Fund
COMMON STOCKS 99.5%
Information Technology 99.5%
2U Inc. (a) (b)	11	$323
3D Systems Corp. (a) (b)	32	420
A10 Networks Inc. (a)	12	100
Accenture Plc - Class A	192	22,516
ACI Worldwide Inc. (a)	38	691
Activision Blizzard Inc.	182	6,569
Actua Corp. (a)	5	73
Acxiom Corp. (a)	25	678
Adobe Systems Inc. (a)	153	15,778
ADTRAN Inc.	15	342
Advanced Energy Industries Inc. (a)	12	656
Advanced Micro Devices Inc. (a)	237	2,683
Akamai Technologies Inc. (a)	54	3,607
Alarm.com Holdings Inc. (a) (b)	3	87
Alliance Data Systems Corp.	18	4,099
Alpha & Omega Semiconductor Ltd. (a)	6	119
Alphabet Inc. - Class A (a)	91	72,064
Alphabet Inc. - Class C (a)	95	73,615
Ambarella Inc. (a) (b)	9	513
Amkor Technology Inc. (a)	35	364
Amphenol Corp. - Class A	95	6,398
Analog Devices Inc.	95	6,884
Angie's List Inc. (a) (b)	15	122
Anixter International Inc. (a)	9	766
Ansys Inc. (a)	27	2,480
Apple Inc.	1,661	192,421
Applied Materials Inc.	334	10,793
Applied Micro Circuits Corp. (a)	21	170
Arista Networks Inc. (a)	14	1,330
ARRIS International Plc (a)	55	1,662
Arrow Electronics Inc. (a)	29	2,046
Aspen Technology Inc. (a)	25	1,386
Autodesk Inc. (a)	61	4,522
Automatic Data Processing Inc.	141	14,494
Avnet Inc.	38	1,833
AVX Corp.	16	243
Badger Meter Inc.	8	294
Bankrate Inc. (a)	18	197
Barracuda Networks Inc. (a)	7	145
Bazaarvoice Inc. (a)	26	127
Belden Inc.	13	990
Benchmark Electronics Inc. (a)	15	472
Benefitfocus Inc. (a) (b)	3	97
Black Knight Financial Services Inc. - Class A (a) (b)	6	246
Blackbaud Inc.	15	963
Blackhawk Network Holdings Inc. (a)	18	692
Blucora Inc. (a)	10	148
Booz Allen Hamilton Holding Corp. - Class A	47	1,680
	Shares/Par†	Value
Bottomline Technologies Inc. (a)	12	291
Box Inc. - Class A (a) (b)	13	183
Brightcove Inc. (a)	8	68
Broadcom Ltd.	122	21,592
Broadridge Financial Solutions Inc.	37	2,424
BroadSoft Inc. (a)	8	341
Brocade Communications Systems Inc.	123	1,533
Brooks Automation Inc.	19	324
CA Inc.	96	3,050
Cabot Microelectronics Corp.	7	446
CACI International Inc. - Class A (a)	8	969
Cadence Design Systems Inc. (a)	91	2,287
CalAmp Corp. (a) (b)	11	155
Calix Inc. (a)	13	98
Callidus Software Inc. (a)	18	295
Carbonite Inc. (a)	6	93
Cardtronics Plc - Class A (a)	15	799
Cass Information Systems Inc.	4	270
Cavium Inc. (a)	21	1,313
CDK Global Inc.	39	2,345
CDW Corp.	45	2,337
CEVA Inc. (a)	6	204
ChannelAdvisor Corp. (a)	7	99
Ciena Corp. (a)	44	1,074
Cimpress NV (a)	8	708
Cirrus Logic Inc. (a)	19	1,094
Cisco Systems Inc.	1,552	46,895
Citrix Systems Inc. (a)	48	4,327
Cognex Corp.	25	1,591
Cognizant Technology Solutions Corp. - Class A (a)	188	10,523
Coherent Inc. (a)	8	1,056
Cohu Inc.	8	118
CommerceHub Inc. - Class A (a)	4	57
CommerceHub Inc. - Class C (a)	8	114
CommScope Holding Co. Inc. (a)	60	2,218
CommVault Systems Inc. (a)	13	679
Computer Sciences Corp.	43	2,534
comScore Inc. (a) (b)	15	487
Comtech Telecommunications Corp.	8	100
Convergys Corp.	28	687
CoreLogic Inc. (a)	26	969
Cornerstone OnDemand Inc. (a)	16	695
Corning Inc.	320	7,755
CoStar Group Inc. (a)	10	1,917
CPI Card Group Inc.	5	22
Cray Inc. (a)	12	255
Cree Inc. (a)	31	812
CSG Systems International Inc.	11	530
CSRA Inc.	52	1,649
CTS Corp.	11	255
Cypress Semiconductor Corp. (b)	97	1,112
Daktronics Inc.	10	106
Dell Technologies Inc. - Class V (a)	69	3,772
DHI Group Inc. (a)	13	80
Diebold Nixdorf Inc. (b)	21	541
Diodes Inc. (a)	12	297
Dolby Laboratories Inc.	17	758
DST Systems Inc.	10	1,039
EarthLink Holdings Corp.	28	158
Eastman Kodak Co. (a)	5	71
eBay Inc. (a)	330	9,806
Ebix Inc. (b)	8	449
EchoStar Corp. - Class A (a)	15	748
Electronic Arts Inc. (a)	93	7,302
Electronics for Imaging Inc. (a)	14	621
Ellie Mae Inc. (a)	11	895
Endurance International Group Holdings Inc. (a) (b)	20	187
Entegris Inc. (a)	45	805
Envestnet Inc. (a)	11	402
EPAM Systems Inc. (a)	14	909
ePlus Inc. (a)	2	205
Euronet Worldwide Inc. (a)	16	1,130
EVERTEC Inc.	20	350
Exar Corp. (a)	12	129
ExlService Holdings Inc. (a)	11	561

See accompanying Notes to Financial Statements.

10

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Extreme Networks (a)	31	158
F5 Networks Inc. (a)	21	2,994
Fabrinet (a)	9	380
Facebook Inc. - Class A (a)	716	82,423
Fair Isaac Corp.	9	1,119
FARO Technologies Inc. (a)	5	163
Fidelity National Information Services Inc.	96	7,262
Finisar Corp. (a)	34	1,024
FireEye Inc. (a) (b)	47	561
First Data Corp. - Class A (a)	92	1,312
First Solar Inc. (a) (b)	25	797
Fiserv Inc. (a)	67	7,162
FitBit Inc. - Class A (a) (b)	45	331
Five9 Inc. (a)	12	169
FleetCor Technologies Inc. (a)	28	4,008
Flextronics International Ltd. (a)	170	2,439
FLIR Systems Inc.	43	1,542
FormFactor Inc. (a)	21	230
Forrester Research Inc.	2	86
Fortinet Inc. (a)	44	1,319
Gartner Inc. (a)	25	2,540
Gigamon Inc. (a)	9	418
Global Payments Inc.	47	3,287
Glu Mobile Inc. (a) (b)	42	81
GoDaddy Inc. - Class A (a) (b)	15	537
Gogo Inc. (a) (b)	16	146
GrubHub Inc. (a)	22	817
GTT Communications Inc. (a)	7	206
Guidewire Software Inc. (a)	22	1,099
Hackett Group Inc.	7	115
Harmonic Inc. (a) (b)	23	117
Harris Corp.	38	3,914
Hewlett Packard Enterprise Co.	511	11,832
Hortonworks Inc. (a) (b)	7	62
HP Inc.	526	7,806
HubSpot Inc. (a)	6	300
IAC/InterActiveCorp. (a)	23	1,482
II-VI Inc. (a)	17	507
Immersion Corp. (a) (b)	9	91
Imperva Inc. (a)	9	342
Impinj Inc. (a) (b)	5	172
Infinera Corp. (a)	49	414
Inphi Corp. (a)	12	521
Insight Enterprises Inc. (a)	11	431
Instructure Inc. (a)	4	74
Integrated Device Technology Inc. (a)	42	1,001
Intel Corp.	1,457	52,834
InterDigital Inc.	11	985
International Business Machines Corp.	280	46,504
Intersil Corp. - Class A	41	917
IntraLinks Holdings Inc. (a)	12	159
Intuit Inc.	75	8,627
InvenSense Inc. (a) (b)	27	341
IPG Photonics Corp. (a)	11	1,114
Itron Inc. (a)	12	739
Ixia (a)	17	272
IXYS Corp.	8	95
j2 Global Inc.	14	1,184
Jabil Circuit Inc.	53	1,265
Jack Henry & Associates Inc.	24	2,165
Jive Software Inc. (a)	8	33
Juniper Networks Inc.	105	2,973
Keysight Technologies Inc. (a)	51	1,879
Kimball Electronics Inc. (a)	11	204
KLA-Tencor Corp.	49	3,824
Knowles Corp. (a) (b)	25	420
Kulicke & Soffa Industries Inc. (a)	19	308
Lam Research Corp.	49	5,232
Lattice Semiconductor Corp. (a)	38	279
Leidos Holdings Inc.	41	2,086
Linear Technology Corp.	75	4,648
Lionbridge Technologies Inc. (a)	12	70
Littelfuse Inc.	7	1,012
LivePerson Inc. (a)	18	138
LogMeIn Inc. (b)	8	770
	Shares/Par†	Value
Lumentum Holdings Inc. (a)	14	552
M/A-COM Technology Solutions Holdings Inc. (a) (b)	8	384
Manhattan Associates Inc. (a)	22	1,151
Mantech International Corp. - Class A	7	315
Marvell Technology Group Ltd.	136	1,889
MasterCard Inc. - Class A	299	30,904
Match Group Inc. (a) (b)	15	260
Maxim Integrated Products Inc.	88	3,387
MAXIMUS Inc.	20	1,131
MaxLinear Inc. - Class A (a)	16	354
Mellanox Technologies Ltd. (a) (b)	13	512
Mentor Graphics Corp.	28	1,038
MercadoLibre Inc.	12	1,896
Mesa Laboratories Inc. (b)	1	115
Methode Electronics Inc.	10	414
Microchip Technology Inc.	66	4,215
Micron Technology Inc. (a)	320	7,019
Microsemi Corp. (a)	36	1,923
Microsoft Corp.	2,283	141,843
MicroStrategy Inc. - Class A (a)	3	547
MINDBODY Inc. - Class A (a) (b)	3	57
Mitel Networks Corp. (a)	26	178
MKS Instruments Inc.	17	990
MobileIron Inc. (a)	7	27
MoneyGram International Inc. (a)	13	151
Monolithic Power Systems Inc.	12	992
Monotype Imaging Holdings Inc.	12	229
Motorola Solutions Inc.	46	3,786
MTS Systems Corp.	5	290
Nanometrics Inc. (a)	7	172
National Instruments Corp.	36	1,106
NCR Corp. (a)	38	1,548
NeoPhotonics Corp. (a)	8	84
Net 1 UEPS Technologies Inc. (a)	16	179
NetApp Inc.	86	3,032
NetGear Inc. (a)	10	549
NetScout Systems Inc. (a)	26	827
NeuStar Inc. - Class A (a)	18	590
New Relic Inc. (a)	8	217
NIC Inc.	19	445
Nimble Storage Inc. (a) (b)	16	127
Novanta Inc. (a)	9	188
Nuance Communications Inc. (a)	82	1,220
NVE Corp.	2	132
Nvidia Corp.	165	17,565
Oclaro Inc. (a)	53	477
ON Semiconductor Corp. (a)	126	1,613
Oracle Corp.	954	36,689
OSI Systems Inc. (a)	6	426
Palo Alto Networks Inc. (a)	27	3,433
Pandora Media Inc. (a) (b)	69	902
Park Electrochemical Corp.	5	98
Paychex Inc.	100	6,095
Paycom Software Inc. (a) (b)	12	551
Paylocity Holding Corp. (a) (b)	8	227
PayPal Holdings Inc. (a)	334	13,191
PC Connection Inc.	4	118
PDF Solutions Inc. (a)	7	162
Pegasystems Inc.	13	461
Perficient Inc. (a)	11	201
Photronics Inc. (a)	20	226
Plantronics Inc.	10	557
Plexus Corp. (a)	10	548
Power Integrations Inc.	9	593
Progress Software Corp.	13	431
Proofpoint Inc. (a) (b)	12	857
PROS Holdings Inc. (a)	8	174
PTC Inc. (a)	34	1,593
Pure Storage Inc. - Class A (a) (b)	11	126
Q2 Holdings Inc. (a)	7	194
QAD Inc. - Class A	2	66
Qorvo Inc. (a)	40	2,118
QUALCOMM Inc.	455	29,658
Qualys Inc. (a)	8	248
Quotient Technology Inc. (a)	19	208

See accompanying Notes to Financial Statements.

11

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Rambus Inc. (a)	35	477
Rapid7 Inc. (a) (b)	6	70
RealPage Inc. (a)	18	555
Red Hat Inc. (a)	56	3,926
RetailMeNot Inc. (a)	10	97
RingCentral Inc. - Class A (a)	14	289
Rogers Corp. (a)	5	388
Rubicon Project Inc. (a)	8	58
Rudolph Technologies Inc. (a)	10	228
Sabre Corp.	65	1,611
Salesforce.com Inc. (a)	199	13,623
Sanmina Corp. (a)	23	830
ScanSource Inc. (a)	7	296
Science Applications International Corp.	13	1,140
Seagate Technology	93	3,567
Semtech Corp. (a)	22	681
ServiceNow Inc. (a)	51	3,809
ServiceSource International Inc. (a)	14	78
ShoreTel Inc. (a)	17	122
Shutterstock Inc. (a) (b)	6	283
Silicon Laboratories Inc. (a)	13	823
Silver Spring Networks Inc. (a)	9	123
Skyworks Solutions Inc.	58	4,343
SolarEdge Technologies Inc. (a) (b)	6	77
Sonus Networks Inc. (a)	17	108
Splunk Inc. (a)	40	2,065
SPS Commerce Inc. (a)	5	337
Square Inc. - Class A (a)	34	458
SS&C Technologies Holdings Inc.	56	1,609
Stamps.com Inc. (a) (b)	5	548
SunPower Corp. (a) (b)	16	105
Super Micro Computer Inc. (a)	13	369
Sykes Enterprises Inc. (a)	11	308
Symantec Corp.	190	4,544
Synaptics Inc. (a)	11	594
Synchronoss Technologies Inc. (a)	12	467
SYNNEX Corp.	9	1,130
Synopsys Inc. (a)	46	2,716
Syntel Inc.	10	189
Tableau Software Inc. - Class A (a)	18	739
Take-Two Interactive Software Inc. (a)	26	1,283
Tangoe Inc. (a)	11	85
TE Connectivity Ltd.	110	7,593
Tech Data Corp. (a)	11	891
TeleTech Holdings Inc.	5	160
Teradata Corp. (a)	40	1,087
Teradyne Inc.	61	1,555
Tessera Holding Corp.	15	677
Texas Instruments Inc.	310	22,606
TiVo Corp. (a)	36	748
Total System Services Inc.	50	2,469
Travelport Worldwide Ltd.	41	578
Trimble Inc. (a) (b)	78	2,337
TrueCar Inc. (a) (b)	18	224
TTM Technologies Inc. (a)	28	379
Twilio Inc. - Class A (a)	7	188
Twitter Inc. (a) (b)	172	2,803
Tyler Technologies Inc. (a)	11	1,543
Ubiquiti Networks Inc. (a)	9	495
Ultimate Software Group Inc. (a)	8	1,515
Ultratech Inc. (a)	7	177
Unisys Corp. (a)	13	192
Universal Display Corp. (a) (b)	14	761
Vantiv Inc. - Class A (a)	48	2,835
Varonis Systems Inc. (a)	4	114
VASCO Data Security International Inc. (a)	9	129
Veeco Instruments Inc. (a)	13	371
VeriFone Systems Inc. (a)	36	636
Verint Systems Inc. (a)	19	673
VeriSign Inc. (a) (b)	30	2,264
Versum Materials Inc. (a)	32	903
ViaSat Inc. (a)	17	1,098
Viavi Solutions Inc. (a)	67	550
Virtusa Corp. (a)	8	192
Visa Inc. - Class A	582	45,410
	Shares/Par†	Value
Vishay Intertechnology Inc. (b)	39	634
VMware Inc. - Class A (a) (b)	23	1,820
Web.com Group Inc. (a)	13	265
WebMD Health Corp. (a) (b)	12	609
Western Digital Corp.	88	5,960
Western Union Co.	152	3,307
WEX Inc. (a)	13	1,447
Workday Inc. - Class A (a)	36	2,389
Workiva Inc. - Class A (a) (b)	5	74
Xactly Corp. (a)	6	66
Xcerra Corp. (a)	18	134
Xerox Corp.	265	2,316
Xilinx Inc.	78	4,731
XO Group Inc. (a)	7	143
Yahoo! Inc. (a)	280	10,819
Yelp Inc. - Class A (a)	20	776
Zebra Technologies Corp. - Class A (a)	16	1,396
Zendesk Inc. (a)	23	479
Zillow Group Inc. - Class C (a) (b)	34	1,247
Zynga Inc. - Class A (a) (b)	223	573
		1,452,093
Telecommunication Services 0.0%
8x8 Inc. (a)	30	434
Total Common Stocks (cost $1,152,050)		1,452,527
SHORT TERM INVESTMENTS 1.8%
Investment Companies 0.4%
JNL Money Market Fund, 0.34% (c) (d)	6,059	6,059
Securities Lending Collateral 1.4%
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	19,678	19,678
Total Short Term Investments (cost $25,737)		25,737
Total Investments 101.3% (cost $1,177,787)		1,478,264
Other Assets and Liabilities, Net (1.3)%		(18,890)
Total Net Assets 100.0%		$1,459,374

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

12

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2016

† Par amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

* A Summary Schedule of Investments is presented for this portfolio. For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2016. Certain footnotes may apply to securities included in “Other Securities” and are referenced in the complete Schedules of Investments. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting the Securities and Exchange Commission’s website, www.sec.gov.

Determination of liquidity in the Schedules of Investments is unaudited.

Currencies:

HKD - Hong Kong Dollar
USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand

ADR - American Depositary Receipt
MSCI - Morgan Stanley Capital International
NASDAQ - National Association of Securities Dealers Automated Quotations
REIT - Real Estate Investment Trust
S&P - Standard & Poor's

Counterparty Abbreviations:

SGA - SG Americas Securities, LLC

See accompanying Notes to Financial Statements.

13

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers

JNL Variable Fund LLC:

We have audited the accompanying statements of assets and liabilities of JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund (the “Funds”), including the summary schedules of investments, as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended (collectively, the "financial statements"), the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the schedules of investments as of December 31, 2016 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights, and schedules of investments are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements, financial highlights, and schedules of investments based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and schedule of investments in securities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and schedule of investments in securities. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian, transfer agents and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and schedules of investments referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2016, and the results of their operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois

February 24, 2017

(b)           Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)	(1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 7, 2017

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	March 7, 2017

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.